As filed with the Securities and Exchange Commission on September 9, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340, Raleigh, NC			27615
(Address of principal executive offices)			(Zip code)

Mr. David B. Perkins, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-877-569-2382

Date of fiscal year end:	December 31, 2015

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2015

Hatteras Alpha Hedged Strategies Fund

Hatteras Alternative Multi-Manager Fund

Hatteras Event Driven Fund

Hatteras Long/Short Debt Fund

Hatteras Long/Short Equity Fund

Hatteras Managed Futures Strategies Fund

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

For the period ended June 30, 2015

Table of Contents

Allocation of Portfolio Assets	1-6
Schedules of Investments	7-30
Statements of Assets and Liabilities	31-32
Statements of Operations	33
Statements of Changes in Net Assets	34-39
Notes to Financial Statements	40-67
Expense Example	68-70

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Alpha Hedged Strategies Fund

Hatteras Alternative Multi-Manager Fund

Hatteras Event Driven Fund

Hatteras Long/Short Debt Fund

Hatteras Long/Short Equity Fund

Hatteras Managed Futures Strategies Fund

Financial Statements

For the period ended June 30, 2015

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS ALPHA HEDGED STRATEGIES FUND

Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

Investments are a percentage of Total Net Assets.

^  Amount is less than 0.05%.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS ALTERNATIVE MULTI-MANAGER FUND

Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

Investments are a percentage of Total Net Assets.

^  Amount is less than 0.05%.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS EVENT DRIVEN FUND

Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

Investments are a percentage of Total Net Assets.

^  Amount is less than 0.05%.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT DEBT FUND

Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

Investments are a percentage of Total Net Assets.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT EQUITY FUND

Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

Investments are a percentage of Total Net Assets.

^  Amount is less than 0.05%.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS MANAGED FUTURES STRATEGIES FUND

Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

Investments are a percentage of Total Net Assets.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust — 101.2%
Event Driven[a,b]	10,340,410	$124,756,018
Long/Short Equity[a,b]	23,432,654	197,455,256
Managed Futures Strategies[a,b]	5,253,799	51,386,884
Market Neutral[a,b]	5,870,138	47,879,197
Relative Value — Long/Short Debt[a,b]	9,152,393	86,917,532
Total Underlying Funds Trust (Cost $407,686,902)		$508,394,887
Money Market Funds — 0.1%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class, 0.10%[c]	600,454	600,454
Total Money Market Funds (Cost $600,454)		600,454
Total Investments (Cost $408,287,356) — 101.3%		508,995,341
Other Assets in Excess of Liabilities — (1.3%)		(6,566,929)
Total Net Assets — 100.0%		$502,428,412

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.

b — Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.

c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALTERNATIVE MULTI-MANAGER FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust — 99.4%
Event Driven[a,b]	3,183,571	$38,409,470
Long/Short Equity[a,b]	4,832,835	40,723,888
Market Neutral[a,b]	1,242,094	10,131,014
Relative Value — Long/Short Debt[a,b]	934,848	8,877,966
Total Underlying Funds Trust (Cost $83,685,753)		$98,142,338
Money Market Funds — 0.0%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class, 0.10%[c]	771	771
Total Money Market Funds (Cost $771)		771
Total Investments (Cost $83,686,524) — 99.4%		98,143,109
Other Assets in Excess of Liabilities — 0.6%		564,899
Total Net Assets — 100.0%		$98,708,008

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.

b — Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.

c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks — 80.2%
Aerospace & Defense — 1.2%
KLX, Inc.[a]	45,675	$2,015,638
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.[a]	65,405	686,098
Airlines — 3.9%
American Airlines Group, Inc.[b]	34,635	1,383,149
Delta Air Lines, Inc.	66,543	2,733,586
United Continental Holdings, Inc.[a,b]	43,425	2,301,959
Total Airlines		6,418,694
Auto Components — 1.1%
Federal Mogul Holdings Corp.[a,b]	36,820	417,907
The Goodyear Tire & Rubber Co.[b]	46,768	1,410,055
Total Auto Components		1,827,962
Automobiles — 1.1%
General Motors Co.[b]	56,141	1,871,180
Banks — 1.0%
Blue Hills Bancorp, Inc.[a]	5,074	71,036
CIT Group, Inc.	8,807	409,437
Citigroup, Inc.[b]	21,908	1,210,198
Total Banks		1,690,671
Capital Markets — 0.4%
Ashford, Inc.[a]	7,202	628,519
Chemicals — 15.8%
Advanced Emissions Solutions, Inc.[a]	16,959	220,467
Canexus Corp.[a]	642,917	751,528
Ferro Corp.[a,b]	450,880	7,565,766
Innophos Holdings, Inc.[b]	89,215	4,696,278
Kraton Performance Polymers, Inc.[a]	11,460	273,665
Methanex Corp.	26,181	1,457,235
OCI Partners LP	66,346	1,117,930
Olin Corp.[b]	58,837	1,585,657
OM Group, Inc.[b]	183,704	6,172,454
Orion Engineered Carbons SAb	84,499	1,559,852
Sigma-Aldrich Corp.	2,224	309,914
Total Chemicals		25,710,746
Commercial Services & Supplies — 0.3%
Casella Waste Systems, Inc.[a]	83,622	469,119
Construction Materials — 1.1%
Cemex SAB de CV — ADR[a]	197,405	1,808,230
Consumer Finance — 0.4%
Ally Financial, Inc.[a]	7,886	176,883
Nelnet, Inc.	9,467	410,016
Total Consumer Finance		586,899

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Containers & Packaging — 3.4%
Graphic Packaging Holding Co.[b]	226,889	$3,160,564
Intertape Polymer Group, Inc.[a]	159,914	2,396,789
Total Containers & Packaging		5,557,353
Diversified Consumer Services — 1.1%
Enercare, Inc.[a,b]	165,208	1,759,221
Diversified Financial Services — 0.1%
Gain Cap Holdings, Inc.	11,878	113,554
Diversified Telecommunication Services — 2.2%
Level 3 Communications, Inc.[a,b]	48,178	2,537,535
Vivendi SA	44,152	1,119,547
Total Diversified Telecommunication Services		3,657,082
Electrical Equipment — 2.7%
Emerson Electric Co.[b]	27,049	1,499,326
The Babcock & Wilcox Co.[b]	90,226	2,959,413
Total Electrical Equipment		4,458,739
Electronic Equipment, Instruments & Components — 0.2%
OSI Systems, Inc.[a]	3,512	248,614
Energy Equipment & Services — 1.0%
North American Energy Partners, Inc.	496,274	1,205,946
Superior Energy Services, Inc.[b]	16,940	356,417
Total Energy Equipment & Services		1,562,363
Food Products — 1.1%
Nomad Foods Ltd.[a]	81,670	1,776,323
Health Care Equipment & Supplies — 0.2%
Human Touch Common Stock (Aquired 8/12/2009 through 10/01/2013, Cost $97,925)[a,c,g]	394	29,534
Symmetry Surgical, Inc.[a]	37,767	329,328
Total Health Care Equipment & Supplies		358,862
Hotels, Restaurants & Leisure — 8.4%
Churchill Downs, Inc.	2,784	348,139
ClubCorp Holdings, Inc.[b]	175,513	4,191,250
Diamond Resorts International, Inc.[a,b]	124,005	3,912,358
Hilton Worldwide Holdings, Inc.[a,b]	82,518	2,273,371
Imvescor Restaurant Group[a]	85,308	138,651
Marriott International, Inc.[b]	1	74
SeaWorld Entertainment, Inc.[b]	104,817	1,932,826
Vail Resorts, Inc.[b]	7,984	871,853
Total Hotels, Restaurants & Leisure		13,668,522
Household Durables — 1.6%
WCI Communities, Inc.[a]	107,105	2,612,291
Household Products — 1.6%
Central Garden and Pet Co.[a,b]	225,798	2,576,355
Independent Power and Renewable Electricity Producers — 0.3%
Mytrah Energy Ltd.[a]	436,230	557,762
Industrial Conglomerates — 0.6%
General Electric Co.[b]	33,973	902,663

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Insurance — 1.0%
Ambac Financial Group, Inc.[a]	1,293	$21,515
Assured Guaranty Ltd.[b]	63,235	1,517,008
WMIH Corp.[a]	55,414	144,631
Total Insurance		1,683,154
Machinery — 1.7%
CIRCOR International, Inc.[b]	21,608	1,178,284
Jason Industries, Inc.[a,b]	153,333	1,044,198
Pall Corp.	4,582	570,230
Total Machinery		2,792,712
Marine — 1.3%
Matson, Inc.	46,540	1,956,541
Ultrapetrol Bahamas Ltd.[a]	173,676	196,254
Total Marine		2,152,795
Media — 1.3%
Gray Television, Inc.[a,b]	66,180	1,037,702
SFX Entertainment, Inc.[a]	6,715	30,150
Tribune Media Co.	20,419	1,090,171
Total Media		2,158,023
Metals & Mining — 1.2%
Primero Mining Corp.[a]	15,368	59,922
SunCoke Energy Partners LP	30,783	526,389
SunCoke Energy, Inc.	40,358	524,654
TimkenSteel Corp.[b]	32,853	886,702
Total Metals & Mining		1,997,667
Multiline Retail — 0.8%
Macy's, Inc.[b]	20,091	1,355,540
Oil, Gas & Consumable Fuels — 4.1%
Enviva Partners LPa,b	54,379	983,716
Legacy Oil + Gas, Inc.[a]	823,645	1,595,853
Long Run Exploration Ltd.[a]	282,580	178,734
Penn West Petroleum Ltd.[b]	937,834	1,622,453
Rock Energy, Inc.[a]	752,297	2,078,002
World Point Terminals LP	10,157	174,294
Total Oil, Gas & Consumable Fuels		6,633,052
Paper & Forest Products — 2.2%
Norbord, Inc.	43,459	911,978
Wausau Paper Corp.[b]	86,078	790,196
Western Forest Products, Inc.[a,b]	1,100,565	1,964,980
Total Paper & Forest Products		3,667,154
Pharmaceuticals — 0.6%
Taro Pharmaceutical Industries Ltd.[a,b]	6,757	970,913
Real Estate Investment Trusts (REITs) — 2.4%
American Hotel Income Properties LPa	18,482	152,562
Ares Commercial Real Estate Corp.	32,553	370,779
Dream Global Real Estate Investment Trust[a]	214,428	1,704,780
iStar Financial, Inc.[a]	8,070	107,492
WP Glimcher, Inc.	14,342	194,047

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Real Estate Investment Trusts (REITs) — 2.4% (continued)
WPT Industrial Real Estate Investment Trust	58,339	$711,736
Xenia Hotels & Resorts, Inc.	29,165	634,047
Total Real Estate Investment Trusts (REITs)		3,875,443
Road & Rail — 4.1%
AMERCO[b]	9,722	3,178,219
Hertz Global Holdings, Inc.[a,b]	87,032	1,577,020
Quality Distribution, Inc.[a]	121,071	1,871,758
Total Road & Rail		6,626,997
Semiconductors & Semiconductor Equipment — 2.3%
Micron Technology, Inc.[a,b]	95,851	1,805,833
Siltronic AGa	10,422	406,664
SunEdison Semiconductor Ltd.[a]	68,599	1,184,705
Tower Semiconductor Ltd[a]	21,373	329,999
Total Semiconductors & Semiconductor Equipment		3,727,201
Software — 0.5%
Activision Blizzard, Inc.	2,380	57,620
Ebix, Inc.	4,087	133,277
Ubisoft Entertainment[a]	32,342	578,234
Total Software		769,131
Specialty Retail — 1.7%
Chico's FAS, Inc.[b]	62,187	1,034,170
Vitamin Shoppe, Inc.[a,b]	45,783	1,706,332
Total Specialty Retail		2,740,502
Thrifts & Mortgage Finance — 0.5%
Clifton Bancorp, Inc.	23,150	323,869
Kearny Financial Corp.[a]	18,289	204,105
Waterstone Financial, Inc.[b]	22,429	296,063
Total Thrifts & Mortgage Finance		824,037
Trading Companies & Distributors — 0.8%
United Rentals, Inc.[a,b]	14,279	1,251,126
Transportation Infrastructure — 2.5%
Aena SA (Acquired 2/23/2015, Cost $2,294,043)[a,d]	25,767	2,687,953
Macquarie Infrastructure Co. LLC	16,842	1,391,655
Total Transportation Infrastructure		4,079,608
Total Common Stocks (Cost $121,623,874)		130,828,515
Preferred Stocks — 0.1%
Health Care Equipment & Supplies — 0.1%
Human Touch Series B, 0.000% (Acquired 8/12/2009 through 10/1/2013, Cost $195,800)[a,c,g]	787	59,028
Total Preferred Stocks (Cost $195,800)		59,028

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Convertible Bonds — 0.7%
Consumer Finance — 0.5%
Atlanticus Holdings Corp.
5.875%, 11/30/2035	$2,000,000	$842,500
IT Services — 0.2%
ModusLink Global Solutions, Inc.
5.250%, 03/01/2019 (Acquired 10/14/2014, Cost $213,462)[d]	245,000	218,203
Total Convertible Bonds (Cost $1,038,987)		1,060,703
Corporate Bonds — 12.1%
Hotels, Restaurants & Leisure — 1.6%
Caesar's Entertainment Resort Properties LLC
11.000%, 10/01/2021[b]	3,215,000	2,692,562
Medical Products — 2.3%
Alphabet Holding Co., Inc.
7.750%, 11/01/2017[b]	3,750,000	3,750,000
Oil, Gas & Consumable Fuels — 6.6%
Breitburn Energy Partners LP
7.875%, 04/15/2022	380,000	317,300
Endeavour International Corp.
12.000%, 03/01/2018[f]	609,613	67,058
Lightstream Resources Ltd.
8.625%, 02/01/2020 (Acquired 02/03/2015 through 03/12/2015, Cost $2,988,879)[b,d]	4,307,451	2,767,537
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 04/15/2020[b]	1,880,000	1,541,995
6.500%, 09/15/2021	695,000	517,775
NGPL PipeCo LLC
7.119%, 12/15/2017 (Acquired 07/18/2014, Cost $969,497)[b,d]	950,000	973,750
7.768%, 12/15/2037 (Acquired 02/05/2014 through 01/20/2015, Cost $3,103,966)[b,d]	3,300,000	3,498,000
W&T Offshore, Inc.
8.500%, 06/15/2019	1,500,000	1,055,100
Total Oil, Gas & Consumable Fuels		10,738,515
Paper & Forest Products — 1.3%
Millar Western Forest Products Ltd.
8.500%, 04/01/2021[b]	1,650,000	1,588,125
Verso Paper Holdings LLC / Verso Paper, Inc.
11.375%, 08/01/2016[b]	925,000	314,500
11.750%, 01/15/2019[b]	950,000	266,000
Total Paper & Forest Products		2,168,625
Semiconductors & Semiconductor Equipment — 0.2%
Magnachip Semiconductor Corp.
6.625%, 07/15/2021	420,000	331,800
Specialty Retail — 0.1%
Guitar Center, Inc.
6.500%, 04/15/2019 (Acquired 05/19/2015, Cost $108,877)[d]	120,000	109,800
Total Corporate Bonds (Cost $21,293,907)		19,791,302
Escrow Notes — 0.0%
Lear Corp.[a,g]	1,000,000	100
Smurfit-Stone Container Corp.[a,b,g]	7,125	0
Total Escrow Notes (Cost $0)		100

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Exchange Traded Funds — 0.1%
iShares 20+ Year Treasury Bond ETF	960	$112,762
Total Exchange Traded Funds (Cost $111,056)		112,762
Closed-End Funds — 2.6%
Capital Southwest Corp[b]	63,932	3,192,125
Invesco Senior Income Trust[b]	241,545	1,077,291
Total Closed-End Funds (Cost $3,858,893)		4,269,416
Rights — 0.1%
Ambit Biosciences Corp.[a,g]	1,500	900
Chelsea Therapeutics International Ltd.[a,g]	1,000	110
Clinical Data, Inc.[a,g]	18,000	17,100
Contra Teva Pharmaceuticals, Inc.[a,g]	71,885	38,099
Durata Therapeutics, Inc.[a,g]	10,000	11,600
Furiex Pharmaceuticals Inc.[a]	1,000	9,770
Leap Wireless International, Inc.[a,g]	60,000	151,200
Omthera Pharmaceuticals[a,g]	100	60
Trius Therapeutics, Inc.[a,g]	70,000	9,100
Total Rights (Cost $0)		237,939
Warrants — 0.1%
Alpha Bank AE
Expiration December 2017, Exercise Price: $0.45[a]	269,581	145,763
Total Warrants (Cost $341,323)		145,763
	Contracts
Purchased Options — 0.3%[a]
Call Options — 0.0%
Emerson Electric Co.
Expiration July 2015, Exercise Price: $65.00	22	44
Expiration September 2015, Exercise Price: $65.00	118	1,180
Wal-Mart Stores, Inc.
Expiration August 2015, Exercise Price: $75.00	119	5,950
Total Call Options		7,174
Put Options — 0.3%
iShares Russell 2000 ETF
Expiration July 2015, Exercise Price: $122.00	238	29,750
Expiration July 2015, Exercise Price: $124.00	653	126,029
SPDR S&P 500 ETF Trust
Expiration July 2015, Exercise Price: $208.00	896	353,024
Total Put Options		508,803
Total Purchased Options (Cost $407,165)		515,977

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Money Market Funds — 14.0%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class
0.10%[e]	22,849,741	$22,849,741
Total Money Market Funds (Cost $22,849,741)		22,849,741
Total Investments (Cost $171,720,746) — 110.3%		179,871,246
Liabilities in Excess of Other Assets — (10.3)%		(16,730,298)
Total Net Assets — 100.0%		$163,140,948

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt

a  Non-income producing.

b  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $104,970,021.

c  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2015, the value of these securities total $88,562 which represents 0.1% of total net assets.

d  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2015, the value of these securities total $10,255,243 which represents 6.3% of total net assets.

e  Variable Rate Security. The rate shown represents the rate at June 30, 2015.

f  Default or other conditions exist and security is not presently accruing income.

g  Security classified as Level 3 as determined in good faith pursuant to procedures adopted by the Board of Trustees — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At June 30, 2015, the value of these securities total $316,831 which represents 0.2% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks — 11.5%
Automobiles — 0.2%
Ford Motor Co.	21,262	$319,143
Capital Markets — 0.4%
Ashmore Group PLC	152,453	692,877
Chemicals — 0.5%
Platform Specialty Products Corp.	28,813	737,037
Commercial Services & Supplies — 0.3%
Clean Harbors, Inc.	7,517	403,964
Consumer Finance — 0.2%
PRA Group, Inc.	5,730	357,036
Diversified Consumer Services — 0.1%
Regis Corp.	12,017	189,388
Diversified Telecommunication Services — 0.0%
Straight Path Communications, Inc.	678	22,232
Electrical Equipment — 0.3%
Babcock & Wilcox Enterprises, Inc.	29,541	551,235
Energy Equipment & Services — 0.4%
Aspen Aerogels, Inc.	29,894	197,898
Exterran Partners LP	16,495	371,138
Hornbeck Offshore Services, Inc.	2,412	49,518
Total Energy Equipment & Services		618,554
Food & Staples Retailing — 0.5%
SUPERVALU, Inc.	94,643	765,662
Food Products — 0.2%
Pilgrim's Pride Corp.	14,819	340,392
Hotels, Restaurants & Leisure — 0.0%
Marriott Vacations Worldwide Corp.	683	62,665
Household Durables — 0.5%
Garmin Ltd.	18,200	799,526
Insurance — 0.2%
Assurant, Inc.	4,169	279,323
Internet Software & Services — 0.0%
Shutterstock, Inc.	1,125	65,970
IT Services — 0.9%
Heartland Payment Systems, Inc.	14,749	797,183
Higher One Holdings, Inc.	27,384	81,878
Sabre Corp.	25,106	597,523
Total IT Services		1,476,584
Leisure Products — 0.6%
Vista Outdoor, Inc.	22,214	997,409
Machinery — 0.5%
Cummins, Inc.	5,671	743,978
Metals & Mining — 0.0%
Primero Mining Corp.	15,368	59,922
Multiline Retail — 0.2%
J.C. Penney Co., Inc.	30,462	258,013

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Oil, Gas & Consumable Fuels — 2.3%
California Resources Corp.	129,966	$784,995
Canadian Oil Sands Ltd.	17,266	139,621
Crescent Point Energy Corp.	71,991	1,477,285
Long Run Exploration Ltd.	28,283	17,889
Pacific Rubiales Energy Corp.	61,154	230,613
Prairiesky Royalty Ltd.	19,155	482,939
Whitecap Resources, Inc.	58,573	618,088
Total Oil, Gas & Consumable Fuels		3,751,430
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International, Inc.	2,940	653,121
Real Estate Investment Trusts (REITs) — 0.5%
DiamondRock Hospitality Co.	3,882	49,728
FelCor Lodging Trust, Inc.	1,686	16,658
FirstService Corp.	19,865	552,212
Hospitality Properties Trust	1,946	56,084
Host Hotels & Resorts, Inc.	4,098	81,263
RLJ Lodging Trust	2,628	78,262
Sunstone Hotel Investors, Inc.	3,213	48,227
Total Real Estate Investment Trusts (REITs)		882,434
Software — 0.1%
Rosetta Stone, Inc.	19,978	159,424
Specialty Retail — 2.1%
GameStop Corp.	21,562	926,303
Outerwall, Inc.	9,807	746,411
Select Comfort Corp.	26,386	793,427
The Children's Place Retail Stores, Inc.	14,910	975,263
Total Specialty Retail		3,441,404
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	7,885	215,655
Trading Companies & Distributors — 0.0%
Finning International	3,576	67,254
Total Common Stocks (Proceeds $19,430,113)		18,911,632
	Principal Amount
Corporate Bonds — 4.1%
Food Products — 1.2%
Hormel Foods Corp. 4.125%, 04/15/2021	$1,800,000	1,953,238
Multiline Retail — 1.9%
Sears Holdings Corp. 6.625%, 10/15/2018	3,225,000	3,079,875

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels — 1.0%
Hess Corp. 5.600%, 02/15/2041	$1,375,000	$1,403,809
WPX Energy, Inc. 6.000%, 01/15/2022	180,000	177,750
Total Oil, Gas & Consumable Fuels		1,581,559
Total Corporate Bonds (Proceeds $6,646,572)		6,614,672
Foreign Government Notes/Bonds — 0.7%
France Government Bond OAT 3.500%, 04/25/2026	$899,000	1,223,463
Total Foreign Government Notes/Bonds (Proceeds $1,283,228)		1,223,463
	Shares
Exchange Traded Funds — 21.5%
CurrencyShares Euro Trust	9,520	1,042,059
Industrial Select Sector SPDR Fund	37,317	2,017,357
iShares Russell 2000 ETF	109,501	13,672,295
SPDR Barclays Capital High Yield Bond ETF	14,991	576,104
SPDR KBW Regional Banking ETF	660	29,146
SPDR S&P 500 ETF	77,215	15,894,708
SPDR S&P Bank ETF	16,250	589,225
SPDR S&P Retail ETF	12,349	1,218,352
Total Exchange Traded Funds (Proceeds $34,856,985)		35,039,246
Total Securities Sold Short (Proceeds $62,216,898) — 37.8%		$61,789,013

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SCHEDULE OF OPTIONS WRITTEN

June 30, 2015 (Unaudited)

	Contracts	Value
Call Options
American Airlines Group, Inc.
Expiration: July 2015, Exercise Price: $42.00	71	$355
Expiration: July 2015, Exercise Price: $43.00	59	236
Citigroup, Inc.
Expiration: July 2015, Exercise Price: $56.50	89	534
Expiration: July 2015, Exercise Price: $57.00	120	240
Delta Air Lines, Inc.
Expiration: July 2015, Exercise Price: $43.50	29	174
Expiration: July 2015, Exercise Price: $44.00	119	595
General Electric Co.
Expiration: July 2015, Exercise Price: $27.00	30	120
Hilton Worldwide Holdings, Inc.
Expiration: July 2015, Exercise Price: $28.00	24	960
Expiration: July 2015, Exercise Price: $29.00	159	3,180
Expiration: July 2015, Exercise Price: $30.00	90	540
iShares Russell 2000 ETF
Expiration: July 2015, Exercise Price: $129.00	59	1,770
Expiration: July 2015, Exercise Price: $130.00	238	3,570
United Continental Holdings, Inc.
Expiration: July 2015, Exercise Price: $55.00	29	435
Expiration: July 2015, Exercise Price: $56.00	119	833
United Rentals, Inc.
Expiration: July 2015, Exercise Price: $91.50	18	270
Wyndham Worldwide Corp.
Expiration: July 2015, Exercise Price: $85.00	30	1,200
Expiration: July 2015, Exercise Price: $87.50	30	450
Total Call Options		15,462
Put Options
California Resources Corp.
Expiration: July 2015, Exercise Price: $6.00	51	1,785
CurrencyShares Euro Trust
Expiration: July 2015, Exercise Price: $109.00	59	2,596
Emerson Electric Co.
Expiration: September 2015, Exercise Price: $52.50	59	6,785
Hilton Worldwide Holdings, Inc.
Expiration: July 2015, Exercise Price: $27.00	90	3,150
Industrial Select Sector SPDR ETF
Expiration: July 2015, Exercise Price: $54.00	72	1,728
iShares Russell 2000 ETF
Expiration: July 2015, Exercise Price: $117.00	238	9,520
Expiration: July 2015, Exercise Price: $119.00	237	15,642
Expiration: July 2015, Exercise Price: $120.00	405	33,615
SPDR S&P 500 ETF Trust
Expiration: June 2015, Exercise Price: $193.00	837	419
Expiration: July 2015, Exercise Price: $203.50	118	4,838
Expiration: July 2015, Exercise Price: $204.00	118	6,254
Expiration: July 2015, Exercise Price: $205.00	118	9,440
Expiration: July 2015, Exercise Price: $204.00	896	207,872

Wal-Mart Stores, Inc.

Expiration: August 2015, Exercise Price: $70.00	119	18,802
Total Put Options		322,446
Total Options Written (Premiums received $479,798) — 0.2%		$337,908

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

SWAP CONTRACTS

June 30, 2015 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Value	Moody's Rating of Reference Entity	Maximum Potential Future Payment (Receipt)	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swap Buy Contracts
BNP Paribas	Markit CDX.NA.HY.19[a]	Buy	(5.00%)	12/20/2017	$1,920,000	B1	$(1,920,000)	$(8,877)	$(137,787)
BNP Paribas	Markit CDX.NA.HY.21[a]	Buy	(5.00%)	12/20/2018	1,920,000	B1	(1,920,000)	(56,662)	(99,173)
Total Credit Default Swap Buy Contracts									(236,960)
Credit Default Swap Sell Contracts
BNP Paribas	Markit CDX.NA.HY.19[a]	Sell	5.00%	12/20/2017	1,920,000	B1	1,920,000	74,482	72,182
BNP Paribas	Markit CDX.NA.HY.21[a]	Sell	5.00%	12/20/2018	1,920,000	B1	1,920,000	133,170	22,665
Total Credit Default Swap Sell Contracts									94,847
Total Credit Default Swap Contracts — 0.1%									$(142,113)

a  Markit CDX North American High Yield Index

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

FORWARD CONTRACTS

June 30, 2015 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	U.S. $ Value June 30, 2015	Currency to be Received	U.S. $ Value June 30, 2015	Unrealized Appreciation (Depreciation)
7/31/15	U.S. Bank	1,425,000 Canadian Dollars	$1,140,414	1,153,566 U.S. Dollars	$1,153,566	$13,152
12/31/15	U.S. Bank	2,400,000 Canadian Dollars	1,917,544	1,962,067 U.S. Dollars	1,962,067	44,523
7/31/15	BNP Paribas S.A.	2,850,000 Euros	3,178,686	3,196,275 U.S. Dollars	3,196,275	17,589
Total Forward Contracts — 0.0%			$6,236,644		$6,311,908	$75,264

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$515,977
Written Options			Written option contracts, at value	$337,908
Total Equity Contracts		$515,977		$337,908
Foreign Exchange Contracts:
Forward Contracts	Unrealized appreciation on forward contracts*	$75,264	Unrealized depreciation on forward contracts*	$—
Credit Contracts:
Swap Contracts	Swap payments paid & unrealized gain on swap contracts**	302,499	Swap payments received & unrealized loss on swap contracts**	302,499
Total Derivatives		$893,740		$640,407

*  Includes cumulative appreciation/depreciation on forward contracts as reported in the Forward Contracts schedule.

**  Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(2,186,913)
Written Options	1,432,373
Total Equity Contracts	$(754,540)
Foreign Exchange Contracts:
Forward contracts	$332,558
Credit Contracts:
Swap contracts	(27,406)
Total Realized Gain on Derivatives	$(449,388)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$558,178
Written Options	(130,182)
Total Equity Contracts	$427,996
Foreign Exchange Contracts:
Forward contracts	$17,782
Credit Contracts:
Swap contracts	30,996
Total Change in Unrealized Appreciation (Depreciation) on Derivatives	$476,774

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

The average quarterly values of purchased and written options during the period ended June 30, 2015, were as follows:

Purchased options	$537,819
Written options	$331,196

The average quarterly notional amounts of swaps and forward contracts during the period ended June 30, 2015, were as follows:

Swaps	$5,500,000
Forward Contracts	$14,524,028

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

The accompanying notes are an integral part of these financial statements.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2015 (Unaudited) :

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$126,413,247	$4,385,734	(1)	$29,534	(2)	$130,828,515
Preferred Stocks	—	—		59,028		59,028
Convertible Bonds	—	1,060,703		—		1,060,703
Corporate Bonds	—	19,791,302		—		19,791,302
Escrow Notes	—	—		100		100
Exchange Traded Funds	112,762	—		—		112,762
Closed End Funds	4,269,416	—		—		4,269,416
Rights	—	9,770		228,169		237,939
Warrants	145,763	—		—		145,763
Purchased Options	515,977	—		—		515,977
Money Market Funds	22,849,741	—		—		22,849,741
Total Long Investments in Securities	$154,306,906	$25,247,509		$316,831		$179,871,246
Securities Sold Short:
Common Stocks	$18,218,755	$692,877	(1)	$—		$18,911,632
Corporate Bonds	—	6,614,672		—		6,614,672
Exchange Traded Funds	35,039,246	—		—		35,039,246
Foreign Government Notes/Bonds	—	1,223,463		—		1,223,463
Total Securities Sold Short	$53,258,001	$8,531,012		$—		$61,789,013
Written Options	$336,769	$1,139		$—		$337,908
Other Financial Instruments(3)
Credit Default Swap Buy Contracts	$—	$(236,960)		$—		$(236,960)
Credit Default Swap Sell Contracts	—	94,847		—		94,847
Forward Contracts	75,264	—		—		75,264
Total Other Financial Instruments	$75,264	$(142,113)		$—		$(66,849)

Below are the transfers into or out of Levels 1 and 2 during the quarter ended June 30, 2015 :

	Long Securities	Securities Sold Short
Transfers into Level 1	$—	$—
Transfers out of Level 1	2,687,953	—
Net Transfers in and/(out) of Level 1	$(2,687,953)	$—
Transfers into Level 2	$2,687,953	$—
Transfers out of Level 2	—	—
Net Transfers in and/(out) of Level 2	$2,687,953	$—

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on June 30, 2015. See Note 2 in the Notes to Financial Statements.

Transfers between levels are recognized at the end of the reporting period.

(1)  The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

	Long Securities	Securities Sold Short
Capital Markets	$—	$692,877
Diversified Telecommunication Services	1,119,547	—
Software	578,234	—
Transportation Infastructure	2,687,953	—
	$4,385,734	$692,877

(2)  The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:

Health Care Equipment & Supplies	$29,534
$29,534

(3)  Includes cumulative appreciation/depreciation on Other Financial Instruments as reported in their respective Schedules.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at fair value
Balance as of December 31, 2014	$261,144
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized net appreciation	55,687
Purchases	—
Sales	—
Transfer into Level 3	—
Balance as of June 30, 2015	$316,831
Change in unrealized appreciation/ depreciation during the period for level 3 investments held at June 30, 2015	$60,937

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

Type of Security	Fair Value at June 30, 2015	Valuation Techniques	Unobservable Input	Range
Common Stocks	$29,534	Private Transaction	Inputs used by third party for offer	NA
			Discount for lack of marketability	65%
Preferred Stocks	59,028	Private Transaction	Inputs used by third party for offer	NA
			Discount for lack of marketability	65%
Escrow	100	Consensus pricing	Third party & broker quoted inputs	NA
Rights	228,169	Expected Future Cash Flows	Likelihood of future cash flow to be received	None

The significant unobservable inputs used in the fair value measurement of the Portfolio's escrowed securities are the likelihood that cash flows or shares will be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Portfolio's common stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Portfolio's third party administrator, which report to the Valuation Committee. For third-party information, the Advisor monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS EVENT DRIVEN FUND

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2015 (Unaudited):

Assets:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	Statement Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Credit Default Swap Contracts	$94,847	$—	$94,847	$(94,847)	$—	$—
Forward Contracts	75,264	—	75,264	—	—	75,264
	$170,111	$—	$170,111	$(94,847)	$—	$75,264

Liabilities:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Written Options	$337,908	$—	$337,908	$—	$(337,908)	$—
Credit Default Swap Contracts	236,960	—	236,960	(94,847)	(142,113)	—
	$574,868	$—	$574,868	$(94,847)	$(480,021)	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust — 98.0%
Relative Value — Long/Short Debt[a,b]	35,934,840	$341,262,396
Total Underlying Funds Trust (Cost $334,660,710)		$341,262,396
Money Market Funds — 1.9%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class, 0.10%[c]	6,536,868	6,536,868
Total Money Market Funds (Cost $6,536,868)		6,536,868
Total Investments (Cost $341,197,578) — 99.9%		347,799,264
Other Assets in Excess of Liabilities — 0.1%		271,269
Total Net Assets — 100.0%		$348,070,533

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.

b — Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.

c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust — 93.0%
Long/Short Equity[a,b]	5,846,661	$49,266,891
Total Underlying Funds Trust (Cost $42,527,808)		$49,266,891
Money Market Funds — 0.2%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class, 0.10%[c]	91,497	91,497
Total Money Market Funds (Cost $91,497)		91,497
Total Investments (Cost $42,619,305) — 93.2%		49,358,388
Other Assets in Excess of Liabilities — 6.8%		3,633,747
Total Net Assets — 100.0%		$52,992,135

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.

b — Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.

c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS MANAGED FUTURES STRATEGIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

	Shares	Value
Underlying Funds Trust — 99.4%
Managed Futures Strategies[a,b]	69,013	$675,014
Total Underlying Funds Trust (Cost $686,759)		$675,014
Money Market Funds — 0.6%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class, 0.10%[c]	4,240	4,240
Total Money Market Funds (Cost $4,240)		4,240
Total Investments (Cost $690,999) — 100.0%		679,254
Liabilities in Excess of Other Assets — 0.0%		(338)
Total Net Assets — 100.0%		$678,916

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.

b — Affiliated issuer. Please refer to Note 3 of the Notes to Financial Statements.

c — Variable Rate Security. Rate shown is the seven day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Alpha	Alternative Multi-Manager	Event Driven	Long/Short Debt	Long/Short Equity	Managed Futures
Assets:
Investments in affiliated Portfolios, at value (cost $407,686,902, $83,685,753, $0, $334,660,710, $42,527,808, $686,759)	$508,394,887	$98,142,338	$—	$341,262,396	$49,266,891	$675,014
Investments in unaffiliated securities, at value (cost $600,454, $771, $171,720,746, $6,536,868, $91,497, $4,240)	600,454	771	179,871,246	6,536,868	91,497	4,240
Cash	—	—	1,694,205	—	—	—
Unrealized gain on swap contracts	—	—	94,847	—	—	—
Receivable for investments sold	—	1,072,993	6,001,601	1,044,265	—	—
Restricted Cash	—	—	49,369,751	—	—	—
Swap payments paid	—	—	207,652	—	—	—
Receivable for swap interest	—	—	4,800	—	—	—
Receivable for forward contracts	—	—	75,264	—	—	—
Receivable for Fund shares issued	1,252,975	104,420	103,033	219,105	3,781,103	—
Dividends and interest receivable	13	26	692,573	603	13	—
Total Assets	510,248,329	99,320,548	238,114,972	349,063,237	53,139,504	679,254
Liabilities:
Securities sold short, at value (proceeds $0, $0, $62,216,898, $0, $0, $0)	—	—	61,789,013	—	—	—
Payable to broker for spot trades	—	—	5,219,967	—	—	—
Written option contracts, at value (proceeds received $0, $0, $479,798, $0, $0, $0)	—	—	337,908	—	—	—
Short-term borrowing on credit facility	—	267,000	—	—	—	—
Payable for investments purchased	524,255	—	6,404,910	—	74,969	—
Payable for Fund shares redeemed	6,739,274	312,090	—	534,713	38,522	—
Swap payments received	—	—	65,539	—	—	—
Payable for swap interest	—	—	4,800	—	—	—
Unrealized loss on swap contracts	—	—	236,960	—	—	—
Collateral received on open swaps	—	—	18,793	—	—	—
Receivable for Fund shares redeemed	—	—	429,197	—	—	—
Payable to broker for interest and dividends on securities sold short	—	—	199,082	—	—	—
Accrued interest expense for credit facility	447	1,649	—	140	95	—
Accrued management fee	105,701	23,495	234,373	—	—	—
Accrued distribution fee	133,456	—	—	289,403	13,350	91
Accrued shareholder servicing fee	5,954	—	—	—	—	—
Accrued operating services fee	310,830	8,306	33,482	168,380	20,433	247
Other payables	—	—	—	68	—	—
Total Liabilities	7,819,917	612,540	74,974,024	992,704	147,369	338
Net Assets	$502,428,412	$98,708,008	$163,140,948	$348,070,533	$52,992,135	$678,916

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)(continued)

	Alpha	Alternative Multi-Manager	Event Driven	Long/Short Debt	Long/Short Equity	Managed Futures
Net Assets Consist of:
Shares of beneficial interest	$443,975,934	$69,260,982	$152,942,320	$350,618,839	$46,758,717	$692,365
Undistributed net investment income (loss)	(2,915,065)	(261,093)	129,136	(6,816,357)	(502,482)	(1,153)
Accumulated net realized gain (loss)	(39,340,442)	15,251,534	1,300,957	(2,333,635)	(3,183)	(551)
Net unrealized appreciation (depreciation) on:
Investments	100,707,985	14,456,585	8,150,500	6,601,686	6,739,083	(11,745)
Securities sold short	—	—	427,885	—	—	—
Foreign currency and foreign currency translation	—	—	115,109	—	—	—
Written option contracts	—	—	141,890	—	—	—
Swap contracts	—	—	(142,113)	—	—	—
Forward contracts	—	—	75,264	—	—	—
Total Net Assets	$502,428,412	$98,708,008	$163,140,948	$348,070,533	$52,992,135	$678,916
No Load Shares
Net assets	$28,607,221	—	—	—	—	—
Shares outstanding (unlimited shares authorized, $0.001 par value)	2,462,408	—	—	—	—	—
Net asset value, redemption price and offering price per share	$11.62	—	—	—	—	—
Class A Shares
Net assets	$10,579,591	—	—	$43,959,969	$8,414,877	$13,314
Shares outstanding (unlimited shares authorized, $0.001 par value)	919,961	—	—	4,906,211	871,194	1,904
Net asset value and redemption price per share	$11.50	—	—	$8.96	$9.66	$6.99
Maximum offering price per share ($11.39 divided by 0.9525, $9.30 divided by 0.9525, $9.06 divided by 0.9525, $7.37 divided by 0.9525)	$11.96	—	—	$9.41	$10.14	$7.34
Class C Shares
Net assets	$29,675,337	—	—	$33,220,664	—	—
Shares outstanding (unlimited shares authorized, $0.001 par value)	2,699,185	—	—	3,735,670	—	—
Net asset value, redemption price and offering price per share	$10.99	—	—	$8.89	—	—
Institutional Class Shares
Net assets	$433,566,263	$98,708,008	—	$270,889,900	$44,577,258	$665,602
Shares outstanding (unlimited shares authorized, $0.001 par value)	36,758,281	9,032,049	—	29,508,435	4,549,415	95,140
Net asset value, redemption price and offering price per share	$11.80	$10.93	—	$9.18	$9.80	$7.00
Class H Shares
Net assets	—	—	$163,140,948	—	—	—
Shares outstanding (unlimited shares authorized, $0.001 par value)	—	—	13,523,982	—	—	—
Net asset value, redemption price and offering price per share	—	—	$12.06	—	—	—
The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF OPERATIONS

	For the Six Months Ended June 30, 2015 (Unaudited)
	Alpha	Alternative Multi-Manager	Event Driven	Long/Short Debt	Long/Short Equity	Managed Futures
Investment Income:
Dividend Income (net of foreign withholding tax of $0, $0, $58,388, $0, $0)	$—	$—	$1,243,668	$—	$—	$—
Interest income from unaffiliated securities	289	150	1,404,861	2,988	79	2
Total Investment Income	289	150	2,648,529	2,988	79	2
Expenses:
Shareholder servicing fees (No Load Shares)	40,481	—	—	—	—	—
Distribution fees (Class A Shares)	13,901	—	—	58,970	7,034	15
Distribution fees (Class C Shares)	151,606	—	—	175,704	—	—
Management Fees	681,751	237,581	1,657,440	—	—	—
Operating services fees (No Load Shares)	257,456		—	—	—	—
Operating services fees (Class A Shares)	88,411	—	—	198,140	23,635	50
Operating services fees (Class C Shares)	241,054	—	—	147,591	—	—
Operating services fees (Institutional Shares)	1,980,611	95,032	—	882,273	102,566	1,228
Operating services fees (Class H Shares)	—	—	236,777	—	—	—
Total operating expenses before interest and tax expense	3,455,271	332,613	1,894,217	1,462,678	133,235	1,293
Interest expense and fees on credit facility	5,865	13,642	—	705	518	2
Dividends and interest on Short Positions	—	—	1,530,158	—	—	—
Total Expenses	3,461,136	346,255	3,424,375	1,463,383	133,753	1,295
Fees Recouped (Waived)	(545,782)	(85,012)	—	(126,236)	(18,629)	(140)
Net Expenses	2,915,354	261,243	3,424,375	1,337,147	115,124	1,155
Net Investment Income (Loss)	(2,915,065)	(261,093)	(775,846)	(1,334,159)	(115,045)	(1,153)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gains (Losses) on:
Investments in affiliated portfolios	3,227,122	15,325,540	—	(2,333,635)	(3,183)	(319)
Investments in unaffiliated issuers	—	—	6,682,182	—	—	—
Foreign currency and foreign currency translation	—	—	609,048	—	—	—
Short positions	—	—	(1,387,344)	—	—	—
Written Option Contracts	—	—	1,432,373	—	—	—
Swap contracts	—	—	(27,406)	—	—	—
Forward contracts	—	—	332,558	—	—	—
Net Realized Gain (Loss)	3,227,122	15,325,540	7,641,411	(2,333,635)	(3,183)	(319)
Change in unrealized appreciation (depreciation) on:
Affiliated Portfolios	6,856,682	(9,694,936)	—	5,372,544	1,725,581	(22,542)
Investments	—	—	(4,528,729)	—	—	—
Foreign currency and foreign currency translation	—	—	111,926	—	—	—
Short positions	—	—	(31,538)	—	—	—
Written option contracts	—	—	(130,182)	—	—	—
Swap contracts	—	—	30,996	—	—	—
Forward contracts	—	—	17,782	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	6,856,682	(9,694,936)	(4,529,745)	5,372,544	1,725,581	(22,542)
Net Realized and Unrealized Gain (Loss) on Investments	10,083,804	5,630,604	3,111,666	3,038,909	1,722,398	(22,861)
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,168,739	$5,369,511	$2,335,820	$1,704,750	$1,607,353	$(24,014)

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

HATTERAS ALPHA HEDGED STRATEGIES FUND	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment (loss)	$(2,915,065)	$(6,642,908)
Net realized gain (loss) on affiliated Portfolios	3,227,122	(2,770,251)
Change in unrealized appreciation on affiliated Portfolios	6,856,682	4,386,657
Net Increase (Decrease) in Net Assets Resulting from Operations	7,168,739	(5,026,502)
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	—
Class A Shares	—	(30,184)
Class C Shares	—	—
Institutional Shares	—	(3,746,734)
Capital Gain Distribution:
No Load Shares	—	—
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	(3,776,918)
Capital Share Transactions:
No Load Shares
Proceeds from shares issued	4,352,253	36,238,097
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(13,770,703)	(105,567,127)
A Shares
Proceeds from shares issued	1,162,028	8,608,773
Proceeds from shares issued to holders in reinvestment of dividends	—	18,379
Cost of shares redeemed	(2,337,634)	(6,520,214)
C Shares
Proceeds from shares issued	2,945,788	10,413,583
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(3,788,125)	(5,656,609)
Institutional Shares
Proceeds from shares issued	60,165,384	311,024,022
Proceeds from shares issued to holders in reinvestment of dividends	—	2,099,358
Cost of shares redeemed	(162,189,344)	(180,790,204)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(113,460,353)	69,868,058
Total Increase (Decrease) in Net Assets	(106,291,614)	61,064,638
Net Assets:
Beginning of period	608,720,026	547,655,388
End of period*	$502,428,412	$608,720,026
* Including undistributed net investment income (loss)	$(2,915,065)	$—

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS ALTERNATIVE MULTI-MANAGER FUND	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment (loss)	$(261,093)	$(811,422)
Net realized gain (loss) on affiliated Portfolios	15,325,540	(2,146,882)
Change in unrealized appreciation (depreciation) on affiliated Portfolios	(9,694,936)	2,324,338
Net Increase (Decrease) in Net Assets Resulting from Operations	5,369,511	(633,966)
Dividends and Distributions to Shareholders:
Net Investment Income:
Institutional Shares	—	(4,188,020)
Capital Gain Distribution:
Institutional Shares	—	(6,696,073)
Total Dividends and Distributions	—	(10,884,093)
Capital Share Transactions:
Proceeds from shares issued	10,778,103	150,398,907
Proceeds from shares issued to holders in reinvestment of dividends	—	10,562,630
Cost of shares redeemed	(196,626,819)	(121,950,863)
Net Increase in Net Assets from Capital Share Transactions	(185,848,716)	39,010,674
Total Increase in Net Assets	(180,479,205)	27,492,615
Net Assets:
Beginning of period	279,187,213	251,694,598
End of period*	$98,708,008	$279,187,213
* Including undistributed net investment income (loss)	$(261,093)	$—

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS EVENT DRIVEN FUND	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment (loss)	$(775,846)	$(2,972,293)
Net realized gain (loss)	7,641,411	11,130,380
Change in unrealized appreciation (depreciation)	(4,529,745)	(4,403,284)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,335,820	3,754,803
Dividends and Distributions to Shareholders:
Net Investment Income:
Institutional Shares	—	—
Capital Gain Distribution:
Institutional Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
Proceeds from shares issued	28,242,110	108,053,559
Proceeds from shares issued to holders in reinvestment of dividends	—	(55,792,591)
Cost of shares redeemed	(105,867,578)	—
Net Increase in Net Assets from Capital Share Transactions	(77,625,468)	52,260,968
Total Increase in Net Assets	(75,289,648)	56,015,771
Net Assets:
Beginning of period	238,430,596	182,414,825
End of period*	$163,140,948	$238,430,596
* Including undistributed net investment income (loss)	$129,136	$904,982

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS LONG/SHORT DEBT FUND	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment (loss)	$(1,334,159)	$(3,704,100)
Net realized gain (loss) on affiliated Portfolios	(2,333,635)	(6,875,029)
Change in unrealized appreciation (depreciation) on affiliated Portfolios	5,372,544	(10,222,859)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,704,750	(20,801,988)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	(299,405)	(2,049,498)
Class C Shares	(183,960)	(378,911)
Institutional Shares	(2,781,991)	(9,083,498)
Return of Capital Distribution:
Class A Shares	(308,937)	(1,012,963)
Class C Shares	(167,820)	(187,277)
Institutional Shares	(1,740,085)	(4,489,513)
Total Dividends and Distributions	(5,482,198)	(17,201,660)
Capital Share Transactions:
A Shares
Proceeds from shares issued	6,493,550	110,195,175
Proceeds from shares issued to holders in reinvestment of dividends	374,164	2,532,016
Cost of shares redeemed	(36,047,814)	(115,947,095)
C Shares
Proceeds from shares issued	2,294,083	40,631,250
Proceeds from shares issued to holders in reinvestment of dividends	181,155	353,555
Cost of shares redeemed	(6,203,785)	(3,662,170)
Institutional Shares
Proceeds from shares issued	52,779,216	392,582,370
Proceeds from shares issued to holders in reinvestment of dividends	2,805,498	7,903,105
Cost of shares redeemed	(132,906,664)	(333,646,582)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(110,230,597)	100,941,624
Total Increase (Decrease) in Net Assets	(114,008,045)	62,937,976
Net Assets:
Beginning of period	462,078,578	399,140,602
End of period*	$348,070,533	$462,078,578
* Including undistributed net investment income (loss)	$(6,816,357)	$—

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS LONG/SHORT EQUITY FUND	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment (loss)	$(115,045)	$(188,565)
Net realized gain (loss) on affiliated Portfolios	(3,183)	(17,764)
Change in unrealized appreciation on affiliated Portfolios	1,725,581	1,160,421
Net Increase in Net Assets Resulting from Operations	1,607,353	954,092
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	—	—
Institutional Shares	—	(210,221)
Capital Gain Distribution:
Class A Shares	—	(274,702)
Institutional Shares	—	(3,651,246)
Total Dividends and Distributions	—	(4,136,169)
Capital Share Transactions:
A Shares
Proceeds from shares issued	6,430,393	7,715,424
Proceeds from shares issued to holders in reinvestment of dividends	—	85,602
Cost of shares redeemed	(419,315)	(8,267,201)
Institutional Shares
Proceeds from shares issued	18,222,133	26,906,673
Proceeds from shares issued to holders in reinvestment of dividends	—	2,699,702
Cost of shares redeemed	(7,277,948)	(18,280,617)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	16,955,263	10,859,583
Total Increase (Decrease) in Net Assets	18,562,616	7,677,506
Net Assets:
Beginning of period	34,429,519	26,752,013
End of period*	$52,992,135	$34,429,519
* Including undistributed net investment income (loss)	$(502,482)	$(387,437)

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS MANAGED FUTURES STRATEGIES FUND	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment (loss)	$(1,153)	$(2,341)
Net realized gain (loss) on affiliated Portfolios	(319)	(5,823)
Change in unrealized appreciation (depreciation) on affiliated Portfolios	(22,542)	(14,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,014)	(22,967)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	—	—
Institutional Shares	—	—
Capital Gain Distribution:
Class A Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
A Shares:
Proceeds from shares issued	3,750	12,000
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(1,967)	(9,760)
Institutional Shares:
Proceeds from shares issued	382,500	113,750
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(33,552)	(192,536)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	350,731	(76,546)
Total Increase (Decrease) in Net Assets	326,717	(99,513)
Net Assets:
Beginning of period	352,199	451,712
End of period*	$678,916	$352,199
* Including undistributed net investment income (loss)	$(1,153)	$—

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

1. ORGANIZATION

Hatteras Alternative Mutual Funds Trust (the "Trust") (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing five diversified series of shares to investors and one diversified series of shares that is not publicly offered and only available to the affiliated, publicly offered series of the Trust. These financial statements contain the following six series: Hatteras Alpha Hedged Strategies Fund ("Alpha"), Hatteras Alternative Multi-Manager Fund ("Alt. Multi-Manager"), Hatteras Event Driven Fund ("Event Driven"), which is not publicly offered, Hatteras Long/Short Debt Fund ("Long/Short Debt"), Hatteras Long/Short Equity Fund ("Long/Short Equity"), and Hatteras Managed Futures Strategies Fund ("Managed Futures"), (individually a "Fund," collectively the "Funds"). Until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund. Until June 30, 2015, Hatteras Alternative Multi-Manager Fund was known as Hatteras Hedged Strategies Fund. Alpha commenced operations on September 23, 2002. Each of Alternative Multi-Manager, Long/Short Equity and Long/Short Debt commenced operations on May 2, 2011. Managed Futures commenced operations on September 27, 2012. On May 29, 2015, the Board approved the reorganization of all Event Driven's assets and liabilities from the Underlying Funds Trust (the "UFT") to the Hatteras Alternative Mutual Funds Trust. A seventh series of the Trust, Hatteras Market Neutral Fund, had not yet commenced operations as of June 30, 2015. Each Fund has its own investment objective and policies. As a mutual fund of funds, each Fund, with the exception of Event Driven, pursues its investment objective by investing in other affiliated mutual funds in the Trust or in the UFT. The results of these funds are shown in accompanying financial statements as their performance has impacted the results of the Funds.

Alpha offers No Load Shares, Class A Shares, Class C Shares and Institutional Shares; Alt. Multi-Manager offers Institutional Shares; Event Driven offers Class H shares; Long/Short Debt offers Class A Shares, Class C Shares, and Institutional Shares; Long/Short Equity and Managed Futures offer Class A Shares and Institutional Shares. Class A Shares of Alpha commenced operations on May 2, 2011. The Class A Shares for Alpha, Long/Short Equity, Long/Short Debt, and Managed Futures have a sales charge (load) of 4.75% (of the offering price). All Class A Shares have an annual fee (distribution fees) of 0.25% and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. The Class C Shares for Long/Short Debt commenced operations on October 1, 2013. The Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

UFT, an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. The UFT is comprised of four series of mutual funds, all of which are diversified, open-ended management investment companies (the "Portfolio(s)"). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available for investment by the Funds. The Funds and Portfolios are subject to the general oversight of the Board of Trustees (the "Board").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates.

Investment Valuation

Alpha, Alt. Multi-Manager, Long/Short Debt, Long/Short Equity, and Managed Futures generally do not make direct investments in securities or financial instruments, and invest substantially all of their assets in Event Driven and the Portfolios. Alpha, Alt. Multi-Manager, Long/Short Debt, Long/Short Equity, and Managed Futures record their investment in Event Driven and the Portfolios at the stated net asset value, which equals fair value. Since Event Driven and each of the Portfolios is an affiliated registered investment company under the 1940 Act, but are not publically offered, the Funds classify their holdings as Level 2 under Accounting Standards Codification 820 — Fair Value.

Valuation of securities held by the Portfolios, including the Portfolios' disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Portfolios' financial statements. Money market funds are valued at their net asset value.

Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds and the UFT have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Event Driven Fund's net assets as of June 30, 2015 can be found in the Schedule of Investments.

The following is a summary of the inputs used to value Alpha, Alt. Multi-Manager, Long/Short Debt, Long/Short Equity, and Managed Futures net assets as of June 30, 2015:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$508,394,887	$—	$508,394,887
Money Market Funds	600,454	—	—	600,454
Total Investments in Securities	$600,454	$508,394,887	$—	$508,995,341
Alt. Multi-Manager	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$98,142,338	$—	$98,142,338
Money Market Funds	771	—	—	771
Total Investments in Securities	$771	$98,142,338	$—	$98,143,109
Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$341,262,396	$—	$341,262,396
Money Market Funds	6,536,868	—	—	6,536,868
Total Investments in Securities	$6,536,868	$341,262,396	$—	$347,799,264
Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$49,266,891	$—	$49,266,891
Money Market Funds	91,497	—	—	91,497
Total Investments in Securities	$91,497	$49,266,891	$—	$49,358,388
Managed Futures	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$675,014	$—	$675,014
Money Market Funds	4,240	—	—	4,240
Total Investments in Securities	$4,240	$675,014	$—	$679,254

There were no transfers into or out of Levels 1, 2, or 3 during the period. Transfers between levels are recognized at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds' investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in the accompanying financial statements.

Investments in Event Driven are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation (continued)

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Funds, LLC (the "Advisor") and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of Event Driven with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the Funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained. Therefore, the net assets reflected in these financial statements may differ from the reported NAV's of the Portfolios as of June 30, 2015.

Various inputs are used in determining the value of the Funds' investments. A summary of the inputs used to value their net assets as of June 30, 2015 is located in a table following each series' Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss

Investment and shareholder transactions in Event Driven are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by Event Driven are in conformity with U.S. generally accepted accounting principles.

Repurchase Agreements

Event Driven may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund will receive, as collateral securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by Event Driven in each repurchase agreement. If the seller defaults and the value of the collateral declines realization of the collateral by Event Driven may be delayed or limited.

Foreign Currency Translations and Transactions

Event Driven may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, Event Driven does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, Event Driven does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Event Driven may enter into forward currency exchange contracts obligating Event Driven to deliver and receive a currency at a specified future date. Event Driven is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Event Driven uses forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to Event Driven since forward currency exchange contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Convertible Securities

Event Driven may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

Event Driven may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of Event Driven's entire investment therein).

Short Sales

Event Driven may engage in short sale transactions. Short sales are transactions in which Event Driven sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect Event Driven under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. Event Driven is liable for any dividends or interest payable on securities while those securities are in a short position. Dividends received on short positions are categorized as dividend expense in the Statement of Operations. As collateral for its short positions, Event Driven is required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. Event Driven will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Event Driven will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities

Event Driven is permitted to invest in securities that are subject to legal or contractual restrictions on resales ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by Event Driven is included in the Schedule of Investments.

To Be Announced ("TBA") Transactions

Event Driven may purchase securities on a forward commitment or on a "To Be Announced" basis. Event Driven records TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and Event Driven begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the six months ended June 30, 2015, Event Driven did not engage in any TBA transactions.

Bank Loans — Event Driven may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans"). Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of a Event Driven's investments and a potential decrease in the NAV of Event Driven. Some of the Bank Loans in which Event Driven will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower,

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

To Be Announced ("TBA") Transactions (continued)

Event Driven's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, Event Driven could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and Event Driven may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including Event Driven, such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by Event Driven may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Taxes and Distributions to Shareholders

The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2014. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits or uncertain tax positions in the statements of operations. During the year ended December 31, 2014, the Funds did not incur any interest or penalties.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2014, open Federal tax years include the tax years ended December 31, 2011 through December 31, 2014, and open North Carolina tax years include the tax years ended December 31, 2011 through December 31, 2014. The Funds have no tax examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Event Driven and each Portfolio of the UFT is an affiliated registered investment company under the 1940 Act, but is not publicly offered. Event Driven and the Portfolios, therefore, are only available to the affiliated, publicly offered Funds making Event Driven and the Portfolios controlled entities under the tax rules. Due to the tax rules related to controlled entities, when a Fund redeems shares of Event Driven, or one of the Portfolios of the UFT, the proceeds are considered a distribution or dividend for tax purposes, rather than a redemption or sale. Consequently, to the extent that Event Driven, or the Portfolio has earnings and profits, a portion of the proceeds will be dividend income to the Fund and any remaining amount is considered a non-taxable return of capital. The Funds do not record the dividend income for book purposes, but recognizes the distribution of income to shareholders on the statements of changes in net assets.

Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Master Netting Arrangements — Event Driven is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow Event Driven to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. A summary of the effects of these Master Netting Arrangements on the Statements of Assets and Liabilities as of June 30, 2015, is located in a table following Event Driven's Schedule of Investments in these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

3. DERIVATIVE TRANSACTIONS

Event Driven utilized derivative instruments during the six months ended June 30, 2015. Event Driven's use of derivatives included credit defaults swaps, options, and currency forward contracts. Event Driven utilizes derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

Event Driven — Event Driven uses credit defaults swaps, options, and currency forward contracts to implement its strategy of achieving capital appreciation in securities whose prices are or will be impacted by a corporate event. The credit default swaps used during the period were for hedging purposes, while the currency forward contracts were used to hedge against any potential foreign exchange fluctuation when the portfolio invests in foreign securities. The portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the portfolio uses written options to earn premium income and to assure a definite price for a security that the portfolio has considered selling.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the advisor's or sub-advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The following are descriptions of each type of derivatives used during the period in Event Driven:

Credit Default Swaps

A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Options

Call options give the owner of the option the right, but not the obligation, to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against defaults.

The premiums received by Event Driven during the six months ended June 30, 2015, were as follows:

Event Driven
Options outstanding at December 31, 2014	$378,033
Options written	2,047,551
Options closed	(1,136,141)
Options exercised	(52,524)
Options expired	(757,121)
Options outstanding at June 30, 2015	$479,798

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

3. DERIVATIVE TRANSACTIONS (CONTINUED)

Options (continued)

The number of option contracts written by Event Driven during the six months ended June 30, 2015, were as follows:

Event Driven
Options outstanding at December 31, 2014	3,198
Options written	26,960
Options closed	(7,136)
Options exercised	(2,525)
Options expired	(15,767)
Options outstanding at June 30, 2015	4,730

Forwards

Similar to a futures contract, a forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange. Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a portfolio. Market illiquidity or disruption could result in significant losses.

4. UNDERLYING FUNDS TRUST

Under a Fund-of-Funds structure, each Fund, with the exception of Event Driven, invests all of its investible assets across a number of affiliated mutual funds and Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

As of June 30, 2015, the UFT consisted of the following Portfolios:

•  Long/Short Equity Portfolio

•  Market Neutral Portfolio

•  Relative Value-Long/Short Debt Portfolio

•  Managed Futures Strategies Portfolio

Financial Information

Cost of purchases and proceeds from sales of the Portfolios for the six months ended June 30, 2015 (excluding short-term investment) were as follows:

	Alpha		Alt. Multi-Manager
	Purchases	Sales	Purchases	Sales
Event Driven	$2,186,356	$48,172,569	$26,086,369	$57,725,624
Long/Short Equity Portfolio	9,068,880	51,537,138	4,787,259	69,425,134
Managed Futures Portfolio	27,909,625	17,771,585	—	—
Market Neutral Portfolio	19,040,007	14,922,385	4,893,630	41,047,306
Relative Value — Long/Short Debt Portfolio	2,095,206	36,720,169	4,309,886	57,206,685
Total Purchases and Sales	$60,300,074	$169,123,846	$40,077,144	$225,404,749

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

4. UNDERLYING FUNDS TRUST (CONTINUED)

Financial Information (continued)

	Long/Short Debt
	Purchases	Sales
Long/Short Equity Portfolio	$—	$—
Managed Futures Portfolio	—	—
Market Neutral Portfolio	—	—
Relative Value — Long/Short Debt Portfolio	10,109,851	128,932,481
Total Purchases and Sales	$10,109,851	$128,932,481

	Long/Short Equity		Managed Futures
	Purchases	Sales	Purchases	Sales
Long/Short Equity Portfolio	$—	$—	$—	$—
Managed Futures Portfolio	19,242,573	3,735,125	383,850	33,119
Market Neutral Portfolio	—	—	—	—
Relative Value — Long/Short Debt Portfolio	—	—	—	—
Total Purchases and Sales	$19,242,573	$3,735,125	$383,850	$33,119

Costs of purchases and proceeds from sales of securities for the six months ended June 30, 2015 for Event Driven (excluding short-term investments) are as follows:

Event Driven
Purchases of securities	$125,334,928
Sales of securities	173,953,385)

During the six months ended June 30, 2015, the Event Driven incurred and paid brokerage commissions to affiliated broker Gabelli & Company, Inc. in the amount of $548.

5. FEDERAL INCOME TAXES

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows:

	Alpha	Alt. Multi-Manager	Event Driven
Cost of Investments	$516,218,856	$253,762,908	$231,026,475
Gross tax unrealized appreciation	92,180,465	25,828,744	30,694,104
Gross tax unrealized depreciation	(1,264,198)	(1,751,229)	(19,243,605)
Net tax unrealized appreciation (depreciation)	$90,916,267	$24,077,515	$11,450,499

	Long/Short Debt	Long/Short Equity
Cost of Investments	$455,817,204	$27,027,130
Gross tax unrealized appreciation	4,829,456	5,013,588
Gross tax unrealized depreciation	(3,600,314)	(86)
Net tax unrealized appreciation (depreciation)	$1,229,142	$5,013,502

Managed Futures
Cost of Investments	$341,638
Gross tax unrealized appreciation	10,813
Gross tax unrealized depreciation	(16)
Net tax unrealized appreciation (depreciation)	$10,797

The differences between book and tax basis of investments is primarily attributable to the tax deferral of wash sales, post-October losses, and other timing differences.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

At December 31, 2014 the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Alt. Multi-Manager	Long/Short Debt
Net unrealized appreciation/(depreciation)	$90,916,267	$24,077,515	$1,229,142
Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—
Capital loss carryover	(40,891,161)	—	—
Accumulated other gain/(loss)	1,258,633	—	—
Total distributable earnings/(losses)	$51,283,739	$24,077,515	$1,229,142

	Long/Short Equity	Managed Futures
Net unrealized appreciation/(depreciation)	$5,013,502	$10,797
Undistributed ordinary income	—	—
Capital loss carryover	—	(194)
Accumulated other gain/(loss)	(387,437)	(38)
Total distributable earnings/(losses)	$4,626,065	$10,565

At December 31, 2014, the components of accumulated earnings/(losses) on a tax basis for Event Driven were as follows:

Event Driven
Net tax unrealized appreciation (depreciation) on investments	$11,450,499
Capital loss carryover	—
Other accumulated earnings/(losses)	(3,587,692)
Total accumulated earnings/(losses)	$7,862,807

The tax character of distributions for the Funds for the year ended December 31, 2013 was as follows:

	Alpha	Alt. Multi-Manager	Long/Short Debt
Distributions paid from:
Ordinary Income	$147,087	$691,104	$108,732
Long-term capital gain	—	833,019	—
Return of Capital*	—	—	5,636,085
	$147,087	$1,524,123	$5,744,817

	Long/Short Equity	Managed Futures
Ordinary Income	$—	$127,010
Long-term capital gain	1,856,791	—
Return of Capital*	—	—
	$1,1856,791	$127,010

The tax character of distributions for the Funds for the year ended December 31, 2014 was as follows:

	Alpha	Alt. Multi-Manager	Long/Short Debt
Distributions paid from:
Ordinary Income	$3,776,918	$4,188,020	$11,511,907
Long-term capital gain	—	6,696,073	—
Return of Capital*	—	—	5,689,753
	$3,776,918	$10,884,093	$17,201,660

	Long/Short Equity	Managed Futures
Ordinary Income	$199,221	$—
Long-term capital gain	3,936,948	—
Return of Capital*	—	—
	$4,136,169	$—

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

The tax character of distributions and redemptions for Event Driven for the year ended December 31, 2013 was as follows:

Event Driven
Distributions paid from:
Ordinary income	$—
Long term capital gain	—
Total distributions paid	—
Redemptions characterized as distributions for tax purposes:
Return of capital*	71,879,431
Ordinary income distributions from redemptions*	—
Total redemptions characterized as distributions for tax purposes	$71,879,431

The tax character of distributions and redemptions for Event Driven for the year ended December 31, 2014 were as follows:

Event Driven
Distributions paid from:
Ordinary income	$—
Long term capital gain	—
Total distributions paid	—
Redemptions characterized as distributions for tax purposes:
Return of capital*	47,667,907
Long term capital gain distributions from redemptions	4,698,086
Taxable overdistributions	969,392
Ordinary income distributions from redemptions*	2,483,392
Total redemptions characterized as distributions for tax purposes	$55,818,777

*  Certain redemptions were deemed as distributions for income tax purposes due to Alpha and Alt. Multi- Manager's ownership of Event Driven

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2014.

At December 31, 2014, the following Funds deferred, on a tax basis, post-October losses of:

	Post October	Late Year Ordinary Loss
Alpha	$—	$—
Alt. Multi-Manager	—	—
Event Driven	2,440,113	—
Long/Short Debt	—	—
Long/Short Equity	—	387,437
Managed Futures	38	—

As of December 31, 2014 the Funds had accumulated capital loss carryovers of:

	Character	Capital Loss Carryover	Expires
Alpha*	Short-term	$21,042,209	12/31/2015
Alpha^	Short-term	$19,848,952	12/31/2016
Managed Futures	Short-term	$194	Unlimited

*  The entire amount of $21,042,209 is related to the Merger of Underlying Funds Trust-Equity Options Overlay, Underlying Funds Trust-Equity Global, Underlying Funds Trust-Equity Healthcare/Biotech, and Underlying Funds Trust-Global Hedged Income.

^  The entire amount of $19,848,952 is related to the Merger of Underlying Funds Trust-Equity Healthcare/Biotech, Underlying Funds Trust-Long/Short Equity REIT, and Underlying Funds Trust-Global Hedged Income.

During the year ended December 31, 2014, Alpha utilized $14,046,498 in capital loss carryovers.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

For the year ended December 31, 2014, the following adjustments were made on the Statement of Assets and Liabilities for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Alpha	10,657,359	16,824,412	(27,481,771)
Alt. Multi-Manager	5,014,529	8,842,955	(13,857,484)
Event Driven	3,050,472	(10,530,087)	7,479,615
Long/Short Debt	20,905,760	6,875,029	(27,780,789)
Long/Short Equity	11,349	3,895,142	(3,906,491)
Managed Futures	2,341	5,591	(7,932)

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

6. RELATED PARTY TRANSACTIONS AND OTHER

Investment Advisor

Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the "Advisory Agreement"), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Alpha	0.25%
Alt. Multi-Manager	0.25%
Event Driven	1.75%
Long/Short Debt	0.00%
Long/Short Equity	0.00%
Managed Futures	0.00%

Additionally, each Portfolio pays a management fee of 1.75% of such Portfolio's average daily net assets to the Advisor, pursuant to the UFT's investment advisory agreement with the Advisor.

The Advisor is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have entered into agreements with the Advisor ("Shareholder Servicing Agreement") and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of the average daily net assets of Alpha Fund's No Load shares from which the shareholder servicing agents are paid.

The Advisor has also entered into an Operating Services Agreement, as amended (the "Services Agreement") with the Funds to provide virtually all day-to-day services to the Funds. The Funds pay the Advisor an annual operating services fee at the following annual rates:

Alpha — No Load, Class A and Class C	1.59%
Alpha — Institutional Class	0.84%
Alt. Multi-Manger — Institutional Class	0.10%
Event Driven — Class H	0.25%
Long/Short Equity — Class A	0.84%
Long/Short Equity — Institutional Class	0.59%
Long/Short Debt — Class A	0.84%
Long/Short Debt — Class C	0.84%
Long/Short Debt — Institutional Class	0.59%
Managed Futures — Class A	0.84%
Managed Futures — Institutional Class	0.59%

Additionally, the UFT has entered into an operating services agreement with the Advisor, under which, each Portfolio pays the Advisor 0.25% of the Portfolio's average daily net assets.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

6. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Investment Advisor (continued)

Beginning October 1, 2011, the Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Funds to ensure that its Net Annual Fund Operating Expenses do not exceed a certain percentage of each Fund's annual average net assets (the "Expense Caps"). The Expense Caps will remain in effect through at least April 30, 2016 for Alpha and through at least April 30, 2017 for each of the other Funds, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from a Fund for three years from the date they were waived or paid, subject to the Expense Caps. Because the Funds primarily invest in the UFT, these acquired fund fees and expenses, combined with the Advisory Agreement, the Shareholder Servicing Agreement, the Rule 12b-1 Plan, the Services Agreement and the Expense Cap, result in a cap or ceiling on each Fund's ordinary annual operating expenses at the following annual rates (excluding brokerage commissions and interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

	No Load	Class A	Class C	Institutional Class	Class H
Alpha	2.99%	3.49%	4.24%	2.99%	n/a
Alt. Multi-Manager	n/a	n/a	n/a	2.25%	n/a
Event Driven	n/a	n/a	n/a	n/a	n/a
Long/Short Debt	n/a	2.99%	3.74%	2.49%	n/a
Long/Short Equity	n/a	2.99%	n/a	2.49%	n/a
Managed Futures	n/a	2.99%	n/a	2.49%	n/a

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Funds. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less than a Fund's Expense Cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the end of the fiscal year in which such amount was waived or reimbursed.

Distribution

Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the "Distributor") for the Funds. The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Distributor receives an annual distribution and service (Rule 12b-1) fee equal to 0.25% of a Fund's Class A shares' average daily net assets. The Alpha Class C and Long/Short Debt Class C are subject to a Rule 12b-1 Distribution Plan in which the Advisor also compensates the Distributor in the amount of 1.00% of the average daily net assets attributable to Class C shares.

Other Service Providers

US Bancorp Fund Services, LLC (the "Administrator") provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers

The Advisor pays each independent Trustee an annual retainer fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

7. CAPITAL SHARE TRANSACTIONS

Transactions in shares of each Fund were as follows:

	Alpha No Load	Alpha Class A	Alpha Class C	Alpha Institutional Class
Shares outstanding, December 31, 2013	9,266,543	840,601	2,347,353	34,299,256
Shares sold	3,127,568	746,665	937,947	26,286,391
Shares issued to shareholders in reinvestment of distributions	—	1,614	—	180,048
Shares redeemed	(9,120,056)	(567,508)	(511,126)	(15,337,710)
Shares outstanding, December 31, 2014	3,274,055	1,021,372	2,774,174	45,427,985
Shares sold	374,647	100,927	268,015	5,107,279
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,186,294)	(202,338)	(343,004)	(13,776,983)
Shares outstanding, June 30, 2015	2,462,408	919,961	2,699,185	36,758,281

Transactions in shares of each Fund were as follows:

	Alt-Multi Manager Institutional Class	Event Driven Fund Class H	Long/Short Debt Class A	Long/Short Debt Class C	Long/Short Debt Institutional Class
Shares outstanding, December 31, 2013	22,672,220	15,657,614	8,524,461	272,645	32,001,333
Shares sold	13,357,148	9,042,778	11,399,345	4,233,473	39,728,396
Shares issued to shareholders in reinvestment of distributions	986,240	—	264,826	37,684	814,366
Shares redeemed	(10,927,408)	(4,707,106)	(12,053,560)	(395,682)	(34,709,040)
Shares outstanding, December 31, 2014	26,088,200	19,993,286	8,135,072	4,148,120	36,855,055
Shares Sold	1,000,789	2,305,529	713,108	254,371	5,650,895
Shares issued to shareholders in reinvestment of distributions	—	—	41,389	20,177	302,883
Shares redeemed	(18,056,940)	(8,774,833)	(3,983,358)	(686,998)	(14,280,398)
Shares outstanding, June 30, 2015	9,032,049	13,523,982	4,906,211	3,735,670	29,508,435

Transactions in shares of each Fund were as follows:

	Long/Short Equity Class A	Long/Short Equity Institutional Class	Managed Futures Class A	Managed Futures Institutional Class
Shares outstanding, December 31, 2013	281,787	2,304,102	1,352	57,385
Shares sold	749,671	2,596,618	1,651	15,362
Shares issued to shareholders in reinvestment of distributions	9,195	286,591	—	—
Shares redeemed	(804,007)	(1,762,589)	(1,352)	(26,555)
Shares outstanding, December 31, 2014	236,646	3,424,722	1,651	46,192
Shares Sold	678,448	1,880,228	528	53,546
Shares issued to shareholders in reinvestment of
distributions	—	—	—	—
Shares redeemed	(43,900)	(755,535)	(275)	(4,598)
Shares outstanding, June 30, 2015	871,194	4,549,415	1,904	95,140

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

8. TRANSACTIONS WITH AFFILIATES

Pursuant to Section (2)(a)(3) of the 1940 Act, if any of the Funds own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Fund. During the year ended December 31, 2014, the Funds owned the following positions in such companies for investment purposes only:

Alpha:

Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at June 30, 2015	Value at June 30, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Event Driven	14,156,396	180,043	(3,966,029)	10,340,410	$124,756,018	$1,155,231	$730,919
Long/Short Equity	28,579,799	1,081,680	(6,228,825)	23,432,654	197,455,256	2,991,974	6,312,569
Managed Futures Strategies	4,287,852	2,734,578	(1,768,631)	5,253,799	51,386,884	(330,440)	(2,404,648)
Market Neutral	5,378,118	2,333,791	(1,841,771)	5,870,138	47,879,197	(155,036)	874,456
Relative Value — Long/Short Debt	12,803,544	218,805	(3,869,956)	9,152,393	86,917,532	(434,607)	1,343,386

Alt. Multi-Manager:

Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at June 30, 2015	Value at June 30, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Event Driven	5,836,890	2,127,994	(4,781,313)	3,183,571	$38,409,470	$5,043,659	$(4,616,769)
Long/Short Equity	12,615,280	585,553	(8,367,998)	4,832,835	40,723,888	8,497,921	(4,932,641)
Market Neutral	5,683,065	605,032	(5,046,003)	1,242,094	10,131,014	(732,598)	1,534,579
Relative Value — Long/Short Debt	6,467,731	459,461	(5,992,344)	934,848	8,877,966	2,516,558	(1,680,105)

Long/Short Debt:

Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at June 30, 2015	Value at June 30, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Relative Value — Long/Short Debt	48,508,912	1,054,921	(13,628,993)	35,934,840	$341,262,396	$(2,333,635)	$5,372,544

Long/Short Equity:

Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at June 30, 2015	Value at June 30, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Long/Short Equity	3,970,610	2,327,898	(451,847)	5,846,661	$49,266,891	$(3,183)	$1,725,581

Managed Futures:

Issuer Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at June 30, 2015	Value at June 30, 2015	2015 Realized Gains (Losses)	2015 Change in Unrealized Gains (Losses)
Managed Futures Strategies	33,842	38,435	(3,264)	69,013	$675,014	$(319)	$(22,542)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

9. CREDIT FACILITY

For cash management purposes, the Funds have the ability to utilize an unsecured credit facility provided by U.S. Bank N.A. under a Loan Agreement ("Agreement") dated January 15, 2015. The Funds may borrow up to 33.3% of each Fund's net assets, with a maximum principal amount of $200,000,000, subject to certain restrictions and the right of setoff on the Funds' assets. The credit facility is shared with the HCIM Trust and the noted borrowing restrictions include the borrowings of those funds. As of June 30, 2015, there were no outstanding borrowings for HCIM Trust. The Agreement can be terminated by either the Funds or U.S. Bank N.A.

At June 30, 2015, Alpha, Alt. Multi-Manager, Event Driven, Long/Short Debt, Long/Short Equity, and Managed Futures had an outstanding balance of $0, $267,000, $0, $0, $0 and $0, respectively. The maximum amount outstanding during the six months ended June 30, 2015 under the credit facility for Alpha, Alt. Multi-Manager, Event Driven, Long/Short Debt, Long/Short Equity, and Managed Futures was $13,591,000 on April 22nd, $23,186,000 on January 6th, $0 throughout the year, $1,839,000 on January 13th, $2,295,000 on January 1st and $11,000 on March 16th, respectively. For the same period Alpha, Alt. Multi-Manager, Event Driven, Long/Short Debt, Long/Short Equity, and Managed Futures had an outstanding average daily balance of $297,293, $20,326, $0, $20,326, $30,099, and $111, respectively, under the credit facility. For the six months ended June 30, 2015, the weighted average rate paid on the loan for Alpha, Alt. Multi-Manager, Event Driven, Long/Short Debt, Long/Short Equity, and Managed Futures was 3.25%.

10. OFFERING PRICE PER SHARE

The public offering price for Class A shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.75% for the Funds. A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 18 months of purchase. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A Shares redeemed. Class C Shares include a 1.00% CDSC paid by shareholders that redeemed their shares within 364 days of purchase. As a result the redemption price may differ from the net asset value per share. The public offering price for No Load and Institutional Class shares are the respective net asset values. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds. No payments to related parties were made during the year.

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-07 "Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)". The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds' financial statements and related disclosures.

12. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and have determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
FINANCIAL HIGHLIGHTS

	No Load
	Six Months Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2015 (Unaudited)		2014	2013	2012	2011	2010
Per Share Data(1):
Net Asset Value, Beginning of Period	$11.48		$11.54	$10.59	$10.48	$10.41	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.06)		(0.12)	(0.22)	(0.22)	(0.19)	(0.12)
Net realized and unrealized gain (loss) on investments	0.20		0.06	1.17	0.33	0.27	0.55
Total Gain (Loss) from Investment Operations	0.14		(0.06)	0.95	0.11	0.08	0.43
Less Dividends and Distributions:
Net investment income	—		—	—	—	(0.01)	(0.02)
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	—	(0.01)	(0.02)
Net Asset Value, End of Period	$11.62		$11.48	$11.54	$10.59	$10.48	$10.41
Total Return	1.22	%(7)	(0.52)%	8.97%	1.05%	0.76%	4.34%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$28,607		$37,571	$106,980	$221,000	$346,382	$297,715
Ratio of expenses including dividends on short positions and interest expense to average net assets:(3)(4)(5)	4.10	%(8)	3.89%	4.65%	4.84%	4.62%	4.78%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(3)	2.99	%(8)	2.99%	3.99%	3.99%	3.89%	3.90%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.99	)%(8)	(1.00)%	(2.00)%	(2.04)%	(1.76)%	(1.17)%
Ratio of dividends on short positions and interest expense to average net assets:(4)	1.11	%(8)	0.90%	0.66%	0.85%	0.73%	0.88%
Portfolio turnover rate(6)	11	%(7)	32%	52%	41%	45%	33%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, and the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011, and December 31, 2010, the indirect annualized expense ratio for such expenses is 2.00%, 2.00%, 1.99%, 1.98%, 2.26%, and 2.91%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(4)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(5)  Amount presented is net of waiver. For the six months ended June 30, 2015, and the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011, and December 31, 2010, the ratio of expenses gross of waiver is 5.20%, 4.99%, 4.75%, 4.93%, 4.63%, and 4.78%, respectively.

(6)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	Six Months Ended		Year Ended			Period from May 2, 2011 through
Hatteras Alpha Hedged Strategies Fund	June 30, 2015 (Unaudited)		2014	2013	2012	December 31, 2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$11.39		$11.54	$10.58	$10.47	$10.81
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.09)		(0.17)	(0.22)	(0.22)	(0.15)
Net realized and unrealized gain (loss) on investments	0.20		0.05	1.18	0.33	(0.18)
Total Gain (Loss) from Investment Operations	0.11		(0.12)	0.96	0.11	(0.33)
Less Dividends and Distributions:
Net investment income	—		(0.03)	—	—	(0.01)
Net realized gains	—		—	—	—	—
Total Dividends and Distributions	—		(0.03)	—	—	(0.01)
Net Asset Value, End of Period	$11.50		$11.39	$11.54	$10.58	$10.47
Total Return	0.97	%(4)	(1.05)%	9.07%	1.05%	(3.06	)%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$10,580		$11,631	$9,704	$11,460	$3,212
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	4.60	%(5)	4.39%	4.65%	4.84%	4.79	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	3.49	%(5)	3.49%	3.99%	3.99%	3.97	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.49	)%(5)	(1.50)%	(2.00)%	(2.04)%	(2.17	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	1.11	%(5)	0.90%	0.66%	0.85%	0.82	%(5)
Portfolio turnover rate(9)	11	%(4)	32%	52%	41%	45	%(4)

(1)  The class commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 2.00%, 2.00%, 1.99%, 1.98%, and 1.92%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013, December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 5.20%, 4.99%, 4.75%, 4.93%, and 4.80% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.
The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
	Six Months Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2015 (Unaudited)		2014	2013	2012	2011	2010
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.93		$11.13	$10.28	$10.25	$10.27	$9.93
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.12)		(0.25)	(0.29)	(0.29)	(0.27)	(0.19)
Net realized and unrealized gain (loss) on investments	0.18		0.05	1.14	0.32	0.26	0.53
Total Gain (Loss) from Investment Operations	0.06		(0.20)	0.85	0.03	(0.01)	0.34
Less Dividends and Distributions:
Net investment income	—		—	—	—	(0.01)	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	—	(0.01)	—
Net Asset Value, End of Period	$10.99		$10.93	$11.13	$10.28	$10.25	$10.27
Total Return	0.55	%(7)	(1.80)%	8.27%	0.29%	(0.11)%	3.42%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$29,675		$30,313	$26,131	$31,646	$27,242	$20,518
Ratio of expenses including dividends on short positions and interest expense to average net assets:(3)(4)(5)	5.35	%(8)	5.14%	5.40%	5.59%	5.44%	5.53%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(3)	4.24	%(8)	4.24%	4.74%	4.74%	4.71%	4.65%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.24	)%(8)	(2.25)%	(2.75)%	(2.79)%	(2.57)%	(1.92)%
Ratio of dividends on short positions and interest expense to average net assets:(4)	1.11	%(8)	0.90%	0.66%	0.85%	0.73%	0.88%
Portfolio turnover rate(6)	11	%(7)	32%	52%	41%	45%	33%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, and the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011, and December 31, 2010, the indirect annualized expense ratio for such expenses is 2.00%, 2.00%, 1.99%, 1.98%, 2.26%, and 2.91%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(4)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(5)  Amount presented is net of waiver. For the six months ended June 30, 2015, and the years ended December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011, and December 31, 2010, the ratio of expenses gross of waiver is 5.95%, 5.74%, 5.50%, 5.68%, 5.44%, and 5.53%, respectively

(6)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

(7)  Not Annualized.

(8)  Annualized.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended		Year Ended			Period from September 30 2011 through
Hatteras Alpha Hedged Strategies Fund	June 30, 2015 (Unaudited)		2014	2013	2012	December 31, 2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$11.65		$11.80	$10.72	$10.50	$10.28
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.06)		(0.12)	(0.11)	(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	0.21		0.05	1.20	0.33	0.26
Total Gain (Loss) from Investment Operations	0.15		(0.07)	1.09	0.22	0.23
Less Dividends and Distributions:
Net investment income	—		(0.08)	(0.01)	—	(0.01)
Net realized gains	—		—	—	—	—
Total Dividends and Distributions	—		(0.08)	(0.01)	—	(0.01)
Net Asset Value, End of Period	$11.80		$11.65	$11.80	$10.72	$10.50
Total Return	1.29	%(4)	(0.57)%	10.12%	2.10%	2.23	%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$433,566		$529,205	$404,840	$189,889	$20,709
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	4.10	%(5)	3.89%	3.65%	3.84%	3.82	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.99	%(5)	2.99%	2.99%	2.99%	2.99	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.99	)%(5)	(1.00)%	(1.00)%	(1.04)%	(1.21	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	1.11	%(5)	0.90%	0.66%	0.85%	0.83	%(5)
Portfolio turnover rate(9)	11	%(4)	32%	52%	41%	45	%(4)

(1)  The class commenced operations on September 30, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 2.00%, 2.00%, 1.99%, 1.98%, and 1.92%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013, December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 4.20%, 3.99%, 3.75%, 3.93%, and 3.84% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended June 30, 2015		Year Ended			Period from May 2, 2011 through December 31,
Hatteras Alternative Multi-Manager Fund	(Unaudited)		2014	2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.70		$11.10	$10.16	$9.85	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.01)		(0.03)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	0.24		0.06	1.04	0.34	(0.13)
Total Gain (Loss) from Investment Operations	0.23		0.03	1.01	0.31	(0.15)
Less Dividends and Distributions:
Net investment income	—		(0.16)	(0.03)	—	—
Net realized gains	—		(0.27)	(0.04)	—	—
Total Dividends and Distributions	—		(0.43)	(0.07)	—	—
Net Asset Value, End of Period	$10.93		$10.70	$11.10	$10.16	$9.85
Total Return	2.15	%(4)	0.28%	9.92%	3.15%	(1.50	)%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$98,708		$279,187	$251,695	$140,304	$36,961
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	3.38	%(5)	3.16%	2.97%	3.18%	2.97	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.25	%(5)	2.25%	2.25%	2.25%	2.21	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.27	)%(5)	(0.26)%	(0.26)%	(0.29)%	(0.29	)%(5)
Ratio of dividends on short positions, interest expense and tax expense to average net assets:(7)	1.13	%(5)	0.91%	0.72%	0.93%	0.76	%(5)
Portfolio turnover rate(9)	21	%(4)	41%	35%	16%	8	%(4)

(1)  The fund commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 2.00%, 1.99%, 1.96%, and 1.92%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.47%, 3.26%, 3.06%, 3.24%, and 3.00% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class H
	Six Months Ended		Year Ended
Hatteras Event Driven Fund	June 30, 2015 (Unaudited)		2014	2013	2012	2011	2010
Per Share Data:(1)
Net Asset Value, Beginning of Period	$11.93		$11.65	$9.39	$8.87	$8.49	$7.30
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.05)		(0.15)	(0.05)	(0.02)	0.06	0.09
Net realized and unrealized gain (loss) on investments	0.18		0.43	2.31	0.54	0.32	1.10
Total Gain (loss) from Investment Operations	0.13		0.28	2.26	0.52	0.38	1.19
Less Dividends and Distributions:
Net investment income	—		—	—	—	—	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$12.06		$11.93	$11.65	$9.39	$8.87	$8.49
Total Return	1.15	%(4)	2.38%	24.09%	5.80%	4.48%	16.30%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$163,141		$238,431	$182,415	$74,399	$78,867	$81,760
Ratio of expenses including dividends on short positions and interest expense to average net assets(3):	3.62	%(5)	3.36%	2.83%	2.77%	2.98%	3.29%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	2.00	%(5)	2.00%	2.00%	2.00%	2.36%	3.00%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.82	)%(5)	(1.23)%	(0.46)%	(0.23)%	0.72%	1.15%
Ratio of dividends on short positions and interest expense to average net assets:	1.62	%(5)	1.36%	0.83%	0.77%	0.62%	0.29%
Portfolio turnover rate	71	%(4)	220%	246%	242%	286%	233%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  The ratio shown here reflects the expenses of the Portfolio net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	Six Months Ended June 30, 2015		Year Ended			Period from May 2, 2011 through December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		2014	2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.06		$9.61	$9.38	$9.63	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.05)		(0.10)	(0.10)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.08		(0.19)	0.58	0.60	(0.30)
Total Gain (Loss) from Investment Operations	0.03		(0.29)	0.48	0.50	(0.37)
Less Dividends and Distributions:
Net investment income	(0.07)		(0.17)	(0.25)	(0.45)	—
Net realized gains	—		—	—	(0.30)	—
Return of capital	(0.06)		(0.09)	—	—	—
Total Dividends and Distributions	(0.13)		(0.26)	(0.25)	(0.75)	—
Net Asset Value, End of Period	$8.96		$9.06	$9.61	$9.38	$9.63
Total Return	0.26	%(4)	(3.15)%	5.20%	5.13%	(3.70	)%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$43,960		$73,692	$81,886	$8,772	$5,598
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	3.64	%(5)	3.46%	3.33%	3.54%	3.31	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.99	%(5)	2.99%	2.99%	2.99%	2.88	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.02	)%(5)	(1.00)%	(1.03)%	(1.04)%	(1.01	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.65	%(5)	0.47%	0.34%	0.55%	0.43	%(5)
Portfolio turnover rate(9)	3	%(4)	40%	4%	30%	5	%(4)

(1)  The fund commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.97%, 2.00%, 1.96%, 1.95%, and 1.86%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.71% 3.56%, 3.39%, 3.59%, and 3.35% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
Hatteras Long/Short Debt Fund	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Period from October 1, 2013 through December 31, 2013(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$8.99		$9.58	$9.46
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.08)		(0.17)	(0.04)
Net realized and unrealized gain (loss) on investments	0.07		(0.19)	0.23
Total Gain (Loss) from Investment Operations	(0.01)		(0.36)	0.19
Less Dividends and Distributions:
Net investment income	(0.03)		(0.15)	(0.07)
Net realized gains	—		—	—
Return of capital	(0.06)		(0.08)	—
Total Dividends and Distributions	(0.09)		(0.23)	(0.07)
Net Asset Value, End of Period	$8.89		$8.99	$9.58
Total Return	(0.09	)%(4)	(3.89)%	2.06	%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$33,221		$37,309	$2,612
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	4.39	%(5)	4.21%	4.03	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	3.74	%(5)	3.74%	3.74	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.77	)%(5)	(1.75)%	(1.78	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.65	%(5)	0.47%	0.29	%(5)
Portfolio turnover rate(9)	3	%(4)	40%	0	%(4)

(1)  The fund commenced operations on October 1, 2013.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, the year ended December 31, 2014, and the period from October 1, 2013 through December 31, 2013, the indirect annualized expense ratio for such expenses is 1.97%, 2.00%, 1.98%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2015, the year ended December 31, 2014, and the period from October 1, 2013 through December 31, 2013, the ratio of expenses gross of waiver is 4.46%, 4.31% and 4.11%, respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended June 30, 2015		Year Ended			Period from May 2, 2011 through December 31,
Hatteras Long/Short Debt Fund	(Unaudited)		2014	2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.28		$9.83	$9.58	$9.65	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.02)		(0.05)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.06		(0.20)	0.59	0.61	(0.32)
Total Gain (Loss) from Investment Operations	0.04		(0.25)	0.54	0.56	(0.35)
Less Dividends and Distributions:
Net investment income	(0.09)		(0.20)	(0.29)	(0.33)	—
Net realized gains	—		—	—	(0.30)	—
Return of capital	(0.05)		(0.10)	—	—	—
Total Dividends and Distributions	(0.14)		(0.30)	(0.29)	(0.63)	—
Net Asset Value, End of Period	$9.18		$9.28	$9.83	$9.58	$9.65
Total Return	0.51	%(4)	(2.60)%	5.72%	5.79%	(3.50	)%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$270,890		$351,078	$314,643	$8,894	$42,934
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	3.14	%(5)	2.96%	2.83%	3.04%	2.81	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.49	%(5)	2.49%	2.49%	2.49%	2.38	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.52	)%(5)	(0.50)%	(0.53)%	(0.54)%	(0.51	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.65	%(5)	0.47%	0.34%	0.55%	0.43	%(5)
Portfolio turnover rate(9)	3	%(4)	40%	4%	30%	5	%(4)

(1)  The fund commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.97%, 2.00%, 1.96%, 1.95%, and 1.86%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.21%, 3.06%, 2.89%, 3.09%, and 2.85% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	Six Months Ended June 30, 2015		Year Ended			Period from May 2, 2011 through December 31,
Hatteras Long/Short Equity Fund	(Unaudited)		2014	2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.30		$10.22	$9.75	$10.08	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.05)		(0.11)	(0.11)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.41		0.40	1.34	(0.02)	0.15
Total Gain (Loss) from Investment Operations	0.36		0.29	1.23	(0.12)	0.08
Less Dividends and Distributions:
Net realized gains	—		(1.21)	(0.76)	(0.21)	—
Total Dividends and Distributions	—		(1.21)	(0.76)	(0.21)	—
Net Asset Value, End of Period	$9.66		$9.30	$10.22	$9.75	$10.08
Total Return	3.87	%(4)	2.85%	12.63%	(1.17)%	0.80	%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$8,415		$2,200	$2,881	$1,996	$2,959
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	4.15	%(5)	3.98%	3.89%	3.99%	3.55	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.99	%(5)	2.99%	2.99%	2.99%	2.92	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.00	)%(5)	(1.02)%	(1.03)%	(1.03)%	(1.03	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	1.16	%(5)	0.99%	0.90%	1.00%	0.63	%(5)
Portfolio turnover rate(9)	9	%(4)	59%	61%	22%	3	%(4)

(1)  The fund commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 1.98%, 1.96%, 1.97%, and 1.88%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(8)  Amount presented is net of waiver. For the the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 4.24%, 4.06%, 3.95%, 4.06%, and 3.58% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended June 30, 2015		Year Ended			Period from May 2, 2011 through December 31,
Hatteras Long/Short Equity Fund	(Unaudited)		2014	2013	2012	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.41		$10.36	$9.83	$10.10	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.02)		(0.05)	(0.06)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.41		0.38	1.35	(0.01)	0.13
Total Gain (Loss) from Investment Operations	0.39		0.33	1.29	(0.06)	0.10
Less Dividends and Distributions:
Net investment income	—		(0.07)	—	—	—
Net realized gains	—		(1.21)	(0.76)	(0.21)	—
Total Dividends and Distributions	—		(1.28)	(0.76)	(0.21)	—
Net Asset Value, End of Period	$9.80		$9.41	$10.36	$9.83	$10.10
Total Return	4.14	%(4)	3.20%	13.15%	(0.67)%	1.00	%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$44,577		$32,229	$23,871	$23,093	$90,501
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	3.65	%(5)	3.48%	3.39%	3.49%	3.04	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.49	%(5)	2.49%	2.49%	2.49%	2.41	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.50	)%(5)	(0.52)%	(0.53)%	(0.53)%	(0.53	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	1.16	%(5)	0.99%	0.90%	1.00%	0.63	%(5)
Portfolio turnover rate(9)	9	%(4)	59%	61%	22%	3	%(4)

(1)  The fund commenced operations on May 2, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.99%, 1.98%, 1.96%, 1.97%, and 1.88%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2015, the years ended December 31, 2014, December 31, 2013 and December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the ratio of expenses gross of waiver is 3.74%, 3.56%, 3.45%, 3.56%, and 3.07% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	Six Months Ended June 30, 2015		Year Ended		Period from September 27, 2012 through December 31,
Hatteras Managed Futures Strategies Fund	(Unaudited)		2014	2013	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$7.37		$7.73	$9.87	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.04)		(0.07)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.34)		(0.29)	0.70	(0.03)
Total Gain (Loss) from Investment Operations	(0.38)		(0.36)	0.59	(0.13)
Less Dividends and Distributions:
Net investment income	—		—	(2.73)	—
Total Dividends and Distributions	—		—	(2.73)	—
Net Asset Value, End of Period	$6.99		$7.37	$7.73	$9.87
Total Return	(5.16	)%(4)	(4.66)%	5.87%	(1.30	)%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$13		$12	$10	$10
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	3.45	%(5)	3.28%	3.16%	5.73	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.99	%(5)	2.99%	2.99%	2.90	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(1.02	)%(5)	(1.02)%	(1.04)%	(3.85	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.46	%(5)	0.29%	0.17%	2.83	%(5)
Portfolio turnover rate(9)	8	%(4)	32%	51%	0	%(4)

(1)  The fund commenced operations on September 27, 2012.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, the years ended December 31, 2014 and December 31, 2013, and the period from September 27, 2012 through December 31, 2012, the indirect annualized expense ratio for such expenses is 1.97%, 1.97%, 1.97%, and 1.81%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2015, the years ended December 31, 2014 and December 31, 2013, and the period from September 27, 2012 through December 31, 2012, the ratio of expenses gross of waiver is 3.52%, 3.35%, 3.23% and 5.73% respectively

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST (CONTINUED)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended June 30, 2015		Year Ended		Period from September 27, 2012 through December 31,
Hatteras Managed Futures Strategies Fund	(Unaudited)		2014	2013	2011(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$7.36		$7.69	$9.88	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.02)		(0.04)	(0.05)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.34)		(0.29)	0.70	(0.03)
Total Gain (Loss) from Investment Operations	(0.36)		(0.33)	0.65	(0.12)
Less Dividends and Distributions:
Net investment income	—		—	(2.84)	—
Total Dividends and Distributions	—		—	(2.84)	—
Net Asset Value, End of Period	$7.00		$7.36	$7.69	$9.88
Total Return	(4.89	)%(4)	(4.29)%	6.51%	(1.20	)%(4)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$666		$340	$441	$753
Ratio of expenses including dividends on short positions and interest expense to average net assets:(6)(7)(8)	2.95	%(5)	2.78%	2.66%	5.23	%(5)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:(6)	2.49	%(5)	2.49%	2.49%	2.40	%(5)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.52	)%(5)	(0.52)%	(0.54)%	(3.35	)%(5)
Ratio of dividends on short positions and interest expense to average net assets:(7)	0.46	%(5)	0.29%	0.17%	2.83	%(5)
Portfolio turnover rate(9)	8	%(4)	32%	51%	0	%(4)

(1)  The fund commenced operations on September 27, 2012.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Not Annualized.

(5)  Annualized.

(6)  Includes expenses from the Underlying Funds Trust in which the Fund invests. For the six months ended June 30, 2015, the years ended December 31, 2014 and December 31, 2013, and the period from September 27, 2012 through December 31, 2012, the indirect annualized expense ratio for such expenses is 1.97%, 1.97%, 1.97%, and 1.81%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(7)  Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

(8)  Amount presented is net of waiver. For the six months ended June 30, 2015, the years ended December 31, 2014 and December 31, 2013, and the period from September 27, 2012 through December 31, 2012, the ratio of expenses gross of waiver is 3.02%, 2.85%, 2.73% and 5.23% respectively.

(9)  The portfolio turnover rates shown here represent the Funds' investments in the Portfolios of UFT. For the portfolio turnover rate of the Portfolios of UFT, see the Financial Highlights information presented in the accompanying financial statements.

The accompanying notes are an integral part of these financial statements.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2015 (Unaudited)

As a shareholder of the Hatteras Alpha Hedged Strategies Fund, Hatteras Alternative Multi-Manager Fund, Hatteras Event Driven Fund, Hatteras Long/Short Debt Fund, Hatteras Long/Short Equity Fund, or Hatteras Managed Futures Strategies Fund (each a "Fund" and collectively "the Funds"), you incur two types of costs: (1) transaction costs, including sales charges and deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/2015 – 6/30/2015).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. The example below includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, operating services fees and interest expense. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HATTERAS ALPHA HEDGED STRATEGIES FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
No Load Class
Actual	1.22%	$1,000.00	$1,012.20	4.10%	$20.46
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,004.46	4.10%	20.38
Class A
Actual	0.97%	1,000.00	1,009.70	4.60%	22.92
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,001.98	4.60%	22.83
Class C
Actual	0.55%	1,000.00	1,005.50	5.35%	26.60
Hypothetical (5% return before expenses)	2.48%	1,000.00	998.26	5.35%	26.51
Institutional Shares
Actual	1.29%	1,000.00	1,012.90	4.10%	20.46
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,004.46	4.10%	20.38

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2015 (Unaudited) (continued)

HATTERAS ALTERNATIVE MULTI-MANAGER FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Institutional Shares
Actual	2.15%	$1,000.00	$1,021.50	3.38%	$16.94
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,008.03	3.38%	16.83

HATTERAS EVENT DRIVEN FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class H
Actual	1.15%	$1,000.00	$1,011.50	3.62%	$18.35
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,006.96	3.62%	18.31

HATTERAS LONG/SHORT DEBT FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A
Actual	0.26%	$1,000.00	$1,002.60	3.64%	$18.07
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,006.74	3.64%	18.11
Class C
Actual	-0.09%	1,000.00	999.10	4.39%	21.76
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,003.02	4.39%	21.80
Institutional Shares
Actual	0.51%	1,000.00	1,005.10	3.14%	15.61
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,009.22	3.14%	15.64

HATTERAS LONG/SHORT EQUITY FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A
Actual	3.87%	$1,000.00	$1,038.70	4.15%	$20.98
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,004.22	4.15%	20.62
Institutional Shares
Actual	4.14%	1,000.00	1,041.40	3.65%	18.47
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,006.69	3.65%	18.16

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2015 (Unaudited) (continued)

HATTERAS MANAGED FUTURES STRATEGIES FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A
Actual	-5.16%	$1,000.00	$948.40	3.45%	$16.67
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,007.69	3.45%	17.17
Institutional Shares
Actual	-4.89%	1,000.00	951.10	2.95%	14.27
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,024.79	2.95%	14.81

1  For the six-months ended June 30, 2015.

2  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

3  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY, SUB-ADVISORY AND TRADING ADVISORY AGREEMENTS
(UNAUDITED)

At its meeting in-person held on April 22, 2015, the Board of Trustees (the "Board") of Hatteras Alternative Mutual Funds Trust ("HAMFT" or the "Trust"), including the Trustees who are not "interested persons" of the Trust, as such term is defined in the Investment Company Act of 1940 ,as amended (the "1940 Act"), (the "Independent Trustees"), voted to approve (i) the investment advisory agreement (the "Advisory Agreement") among the Trust, on behalf of the Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, Hatteras Managed Futures Fund, Hatteras Event Driven Fund and Hatteras Disciplined Opportunity Fund, each a series of HAMFT (each sometimes referred to herein as the "Acquiring Fund" or collectively, the "Funds"); and (ii) sub-advisory agreements and a trading advisory agreements on behalf of certain of the Funds. The Board received and discussed a memorandum from the legal counsel to the Trust's Independent Trustees regarding the duties and responsibilities in approving the Funds' investment Advisory Agreement, sub-advisory agreements and trading advisory agreements (collectively, the "Agreements") in conjunction with the proposed reorganization of the Funds into HAMFT.

The Board had discussed that the Advisor was proposing plans of reorganization for certain of the Funds in order to consolidate its three current trusts into one remaining trust, HAMFT. Under the plans of reorganization, the Long/Short Equity Portfolio, Relative Value — Long/Short Debt Portfolio, Managed Futures Portfolio, Event Driven Portfolio, each a portfolio of the Underlying Funds Trust, and Hatteras Disciplined Opportunity Fund, a series of HCIM Trust (sometimes referred to herein as the "Target Funds") will transfer all of their respective assets to the corresponding Acquiring Fund in return for Class H shares of the respective Acquiring Fund and the Acquiring Fund's assumption of all of the corresponding Target Fund's liabilities. The Board understood that pursuant to the terms of the plans of reorganization, each Acquiring Fund will acquire from its corresponding Target Fund substantially all the assets related to the business and operations of the Target Fund and each Acquiring Fund will assume all liabilities of its corresponding Target Funds.

The Board had reviewed information about the plans of reorganization an-d their potential impact on each Fund and considered the terms of the Agreements. He stated that the Board and legal counsel to the Independent Trustees had an opportunity to review the information provided in advance of the meeting by the Adviser, including information pursuant to the requirements of Section 15(c) of the 1940 Act. This information also included materials requested by legal counsel to the Independent Trustees that provided details concerning the terms of each plan of reorganization and the financial stability of the Advisor and each sub-advisor and trading adviser (collectively, the "Sub-Advisors").

In the course of their review, the Independent Trustees considered their legal responsibilities with regard to all factors deemed to be relevant to the Funds, including, but not limited to the following: (1) the quality of services to be provided to the Funds; (2) the performance of the Funds; (3) the Funds' advisory fees and overall expenses; (4) the fact that the reorganizations are not expected to affect the manner in which the Funds are advised; (5) the fact that the current portfolio management team will continue to manage the Funds; and (6) other factors deemed relevant.

The Independent Trustees also evaluated the Advisory Agreement in light of information they had requested and received from the Advisor prior to the meeting. The Trustees reviewed these materials with management of the Advisor and legal counsel to the Funds, the Advisor, and the Independent Trustees. The Independent Trustees also discussed the Advisory Agreement in an executive session, at which no representatives of the Advisor were present. The Trustees considered whether the Advisory Agreement would be in the best interests of the Funds and shareholders and the overall fairness of the Advisory Agreement. Among other things, the Trustees reviewed information concerning: (1) the nature, extent and quality of the services to be provided by the Advisor; (2) the Funds' investment performance; (3) the cost of the services provided and the profits realized by the Advisor and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale will be realized as the Funds grow and the extent to which fee levels reflect such economies of scale, if any, for the benefit of Shareholders; and (5) ancillary benefits and other factors. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors.

Nature, Extent and Quality of Services Provided to the Funds.

The Board considered information it believed necessary to assess the stability of the Advisor as a result of the reorganizations and to assess the nature and quality of services to be provided to the Funds by the Advisor following the reorganizations.

Investment Performance of the Funds.

The Board considered the investment experience of the Advisor, including the performance of the Funds, given that the reorganizations are not expected to affect the manner in which the Funds are advised and that the current portfolio management team will continue to manage the Funds.

Costs of Services Provided and Profits Realized by the Advisor

In connection with the Trustees' consideration of the level of the advisory fees, the Trustees considered a number of factors. The Board's analysis of the Funds' advisory fees and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of the Funds compared to a peer group. The Trustees also considered the fact that the Advisor will be entering into an Operating Services Agreement with the Trust, through which the Advisor will receive additional compensation for providing services to the Trust.

Economies of Scale and Fee Levels Reflecting Those Economies.

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds' assets grow, and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds.

Other Benefits.

In addition to the above factors, the Trustees also discussed other benefits received by the Advisor from its management of the Funds, including, without limitation, possible soft dollar benefits and the ability to market its advisory services for similar products in the future.

Based on the factors set forth above, the Independent Trustees approved the Advisory Agreement between the Trust and the Adviser.

The Board next discussed approval of new sub-advisory agreements (the "Sub-Advisory Agreements") and trading advisory agreements (collectively, being referred to as "Sub-Advisory Agreements") among HAMFT, on behalf of the Funds, and the respective Sub-Advisors.

The Independent Trustees evaluated the quality of services expected to be provided by the Sub-Advisors to the Funds and the total compensation proposed to be paid to the Sub-Advisors. The Independent Trustees gave equal consideration to all factors deemed to be relevant to the Funds, including, but not limited to the following: (i) the overall historical investment performances of each proposed Sub-Advisor; (ii) the nature, scope and quality of the services to be provided by each Sub-Advisor; (iii) the costs of the services to be provided by each Sub-Advisor and the structure of each Sub-Advisor's fees; (iv) the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and (v) the profits to be realized by each Sub-Advisor and its affiliates from the relationship with a Fund.

None of these factors was determinative in the Independent Trustees' decision to approve each Sub-Advisory Agreement and the Trading Agreement, but each was a factor in the Independent Trustees' consideration.

The Independent Trustees assessed the overall quality of services to be provided by each Sub-Advisor. The Independent Trustees considered the Sub-Advisors' specific responsibilities in all aspects of day-to-day portfolio management, as well as the qualifications, experience and responsibilities of their respective portfolio managers and other key personnel at each Sub-Advisor involved in the day-to-day portfolio activities. The Independent Trustees then concluded that each Sub-Advisor would have sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the Sub-Advisory Agreements, as applicable, and that the nature, overall quality, and extent of the management services were satisfactory.

Regarding each of the Sub-Advisors discussed below, the Independent Trustees considered, among other things, the following:

Acertus Capital Management, LLC ("Acertus"), a Sub-Adviser to the Disciplined Opportunity Fund: The Independent Trustees considered Acertus's fundamental, long/short equity strategy to the Fund's overall performance. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Acertus's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees also noted that the Advisor was not aware of any regulatory or compliance issues with regard to Acertus.

Apis Capital Advisors, LLC ("Apis"), a Sub-Adviser to the Long/Short Equity Fund: The Independent Trustees considered the favorable portfolio fit of Apis' long/short investment processes within the current strategies employed by the Long/Short Equity Fund and its potential contribution to the Fund's overall performance. The Independent Trustees assessed the overall quality of services to be provided by Apis to the Long/Short Equity Fund. The Independent Trustees considered Apis' specific responsibilities in all aspects of day-to-day portfolio management of the Long/Short Equity Fund, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel at Apis involved in the day-to-day portfolio activities of the Long/Short Equity Fund. The Independent Trustees then concluded that Apis would have sufficient quality and depth of personnel, resources and investment methods essential to performing their duties under the sub-advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Apis.

Blue Jay Capital Management, LLC ("Blue Jay"), a Sub-Adviser to the Long/Short Equity Fund: The Independent Trustees considered the favorable portfolio fit of Blue Jay's fundamental, long/short equity strategy within the current strategies employed by the Long/Short Equity Fund and its potential contribution to the Fund's overall performance. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Blue Jay's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees also noted that the Advisor was not aware of any regulatory or compliance issues with regard to Blue Jay.

Boardman Bay Capital Management, LLC ("Boardman Bay"), a Sub-Adviser to the Long/Short Equity Fund: The Independent Trustees considered the favorable portfolio fit of Boardman Bay's fundamental, long/short equity strategy within the current strategies employed by the Long/Short Equity Fund and its potential contribution to the Fund's overall performance. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Boardman Bay's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees also noted that the Advisor was not aware of any regulatory or compliance issues with regard to Boardman Bay.

Coe Capital Management ("Coe"), a Sub-Adviser to the Long/Short Equity Fund: The Independent Trustees considered the favorable portfolio fit of Coe's fundamental, long/short equity strategy within the current strategies employed by the Long/Short Equity Fund and its potential contribution to the Fund's overall performance. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Coe's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees also noted that the Advisor was not aware of any regulatory or compliance issues with regard to Coe.

ISF Capital Management LLC ("ISF"), a Sub-Adviser to the Long/Short Equity Fund: The Independent Trustees considered the favorable portfolio fit of ISF's investment processes within the current strategies employed by the Fund and its potential contribution to the Fund's overall performance. The Independent Trustees also considered that ISF is a stable and profitable firm with good growth prospects. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that ISF's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to ISF.

Lorem Ipsum Management, LLC ("Lorem Ipsum"), a Sub-Adviser to the Long/Short Equity Fund: The Independent Trustees considered the favorable portfolio fit of Lorem Ipsum's investment processes within the current strategies employed by the Fund and its potential contribution to the Fund's overall performance. The Independent Trustees also considered that Lorem Ipsum is a stable and profitable firm with good growth prospects. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Lorem Ipsum's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Lorem Ipsum.

FrontFour Capital Group, LLC ("FrontFour"), a Sub-Adviser to the Event Driven Fund: The Independent Trustees considered the merits of the investment team at FrontFour and the benefits of its investment strategy to the Fund. The Independent Trustees concluded that, in light of current circumstances, FrontFour continued to contribute favorably to the Fund. The Independent Trustees noted FrontFour's financial soundness and consistent responsiveness to requests by the Advisor and the fact that its policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each continued to be satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to FrontFour.

Moab Capital Partners, LLC ("Moab"), a Sub-Adviser to the Event Driven Fund: The Independent Trustees considered the favorable portfolio fit of Moab's fundamental investment strategy within the current strategies employed by the Event Driven Fund and that Moab would continue to provide diversification to the event driven and value investing strategies. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Moab's policies and procedures, overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that Moab had sufficient quality and depth of personnel, resources and investment methods essential to performing their duties under the sub-advisory agreement and that the nature, overall quality, and extent of the sub-advisory services were satisfactory.

Mountaineer Partners Management, LLC ("Mountaineer"), a Sub-Adviser to the Event Driven Fund: The Independent Trustees considered the favorable portfolio fit of Mountaineer's fundamental investment strategy within the current strategies employed by the Event Driven Fund and that Mountaineer would continue to provide diversification to the event driven and value investing strategies. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Mountaineer's policies and procedures, overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that Mountaineer had sufficient quality and depth of personnel, resources and investment methods essential to performing their duties under the sub-advisory agreement and that the nature, overall quality, and extent of the sub-advisory services were satisfactory.

White Oak Global Advisors, LLC ("White Oak"), a Sub-Adviser to the Event Driven Fund: The Independent Trustees considered the favorable portfolio fit of White Oak's event driven strategy within the current strategies employed by the Fund and its potential contribution to the Fund's overall performance. The Independent Trustees also considered that White Oak has a track record of just over a year, but that the portfolio managers who will be managing the Fund's assets have a longer history at a prior firm. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that White Oak's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to White Oak.

Jadwin Partners, LLC ("Jadwin"), a Sub-Adviser to the Market Neutral Fund: The Independent Trustees considered the favorable portfolio fit of Jadwin's fundamental driven market neutral investment processes within the current strategies employed by the Fund and its potential contribution to the Fund's overall performance. The Independent Trustees also considered that Jadwin is a stable firm with good growth prospects. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Jadwin's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Jadwin.

Longbow Capital Partners, LP ("Longbow"), a Sub-Adviser to the Market Neutral Fund: The Independent Trustees considered the favorable portfolio fit of Longbow's fundamental driven market neutral investment processes within the current strategies employed by the Fund and its potential contribution to the Fund's overall performance. The Independent Trustees also considered that Longbow is a stable firm with good growth prospects. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Longbow's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Longbow.

Nicholas Investment Partners, L.P. ("Nicholas"), a Sub-Adviser to the Market Neutral Fund: The Independent Trustees considered Nicholas' portfolio fit as a core allocation in Relative Value. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Nicholas' policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Nicholas.

Lutetium Capital, LP ("Lutetium"), Sub-Adviser to the Long/Short Debt Fund: The Independent Trustees considered the favorable portfolio fit of Lutetium's investment strategy in the Long/Short Debt Fund, and would continue to provide diversification to investment strategies. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Lutetium's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Lutetium.

MeehanCombs, LP ("MeehanCombs"), a Sub-Adviser to the Long/Short Debt Fund: The Independent Trustees considered the favorable portfolio fit of MeehanCombs' opportunistic long/short credit hedge strategy focused on Europe within the strategies employed by the Fund and its potential contribution to the Fund's overall performance. The Independent Trustees also considered that MeehanCombs has a track record based on its management of multiple private funds. The Independent Trustees expressed their satisfaction with MeehanCombs' presentation and responses to all of the Independent Trustees' questions. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that MeehanCombs' policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that MeehanCombs had sufficient quality and depth of personnel, resources and investment methods essential to performing their duties under the sub-advisory agreement and that the nature, overall quality, and extent of the sub-advisory services were satisfactory.

MP Securitized Credit Partners, LP ("MP"), a Sub-Adviser to the Long/Short Debt Fund: The Independent Trustees considered the favorable portfolio fit of MP's investment strategy in the Long/Short Debt Fund, and would continue to provide diversification to investment strategies. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that MP's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to MP.

Phoenix Investment Adviser, LLC ("Phoenix"), a Sub-Adviser to the Long/Short Debt Fund: The Independent Trustees considered the favorable portfolio fit of Phoenix's investment strategy in the Long/Short Debt Fund, and would continue to provide diversification to investment strategies. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Phoenix's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Phoenix.

Raven Rock Capital, LLC ("Raven Rock"), a Sub-Adviser to the Long/Short Debt Fund: The Independent Trustees considered the favorable portfolio fit of Raven Rock's multi-strategy investment processes within the current strategies employed by the Fund and its potential contribution to the Fund's overall performance. The Independent Trustees also considered that Raven Rock is a stable firm with good growth prospects. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Raven Rock's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Raven Rock.

Amundi Smith Breeden, LLC ("Smith Breeden"), a Sub-Adviser to the Long/Short Debt Fund: The Independent Trustees considered Smith Breeden's portfolio fit as a core allocation in the Fund. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Smith Breeden's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Smith Breeden.

Sound Point Capital Management ("Sound Point"), a Sub-Adviser to the Long/Short Debt Fund: The Independent Trustees considered the favorable portfolio fit of Sound Point's fundamental and research intensive investment process within the current strategies employed by the Long/Short Debt Fund and its continued contribution to the Fund's overall performance. The Independent Trustees also considered that Sound Point is a smaller, emerging firm, but that it is backed by a larger firm which provides it with stability. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Sound Point's policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Sound Point.

Dominion Capital Management, Inc. ("Dominion"), a Trading Adviser to the Managed Futures Strategies Fund: The Independent Trustees considered the favorable portfolio fit of Dominion's investment strategy within the current strategies employed by the Fund and its potential contribution to the Fund's overall performance. The Independent Trustees also considered that Dominion is registered as a Commodity Trading Advisor ("CTA"). The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Dominion's policies and procedures regarding its trading activities, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Dominion.

Centurion Investment Management, LLC ("Centurion"), a Trading Adviser to the Managed Futures Strategies Fund: The Independent Trustees considered the favorable portfolio fit of Centurion's investment strategy within the current strategies employed by the Fund and its continued contribution to the Fund's overall performance. The Independent Trustees also considered that Centurion is registered as a CTA. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Centurion's policies and procedures regarding its trading activities, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Centurion.

Revolution Capital Management, LLC ("Revolution"), a Trading Adviser to the Managed Futures Strategies Fund: The Independent Trustees considered the favorable portfolio fit of Revolution's systematic short to intermediate term time frame strategy within the current strategies employed by the Fund and its continued contribution to the Fund's overall performance. The Independent Trustees also considered that Revolution has been registered as a CTA since 2004. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that Revolution's policies and procedures regarding its trading activities, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Revolution.

ROW Asset Management, LLC Trading, LP ("ROW"), a Trading Adviser to the Managed Futures Strategies Fund: The Independent Trustees considered the favorable portfolio fit of ROW's investment strategy within the current strategies employed by the Fund and its continued contribution to the Fund's overall performance. The Independent Trustees also considered that ROW is registered as a CTA. The Independent Trustees acknowledged the representations from the Trust's Chief Compliance Officer that ROW's policies and procedures regarding its trading activities, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to ROW.The Independent Trustees then turned to a more focused review of the cost of services and the structure of the Sub-Advisory and Trading Advisory fees. The Advisor noted that the Sub-Advisory and Trading Advisory fees will be paid out of the Advisor's fee.

The Independent Trustees concluded that the nature and scope of the services to be provided was reasonable and appropriate in relation to each of the sub-advisory and trading advisory fees.

Based on the factors discussed above, the Independent Trustees approved each Sub-Advisory Agreement.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Semi-Annual Report

JUNE 30, 2015

Long/Short Equity Portfolio

Managed Futures Strategies Portfolio

Market Neutral Portfolio

Relative Value — Long/Short Debt Portfolio

UNDERLYING FUNDS TRUST

For the Six Months ended June 30, 2015

Table of Contents

Allocation of Portfolio Assets	80-83
Schedules of Investments	84-154
Statements of Assets and Liabilities	155
Statements of Operations	156
Statements of Changes in Net Assets	157
Notes to Financial Statements	158-175
Expense Example	176-177

UNDERLYING FUNDS TRUST

LONG/SHORT EQUITY

Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

Investments are a percentage of Total Net Assets.

UNDERLYING FUNDS TRUST

MANAGED FUTURES STRATEGIES

Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

Investments are a percentage of Total Net Assets.

UNDERLYING FUNDS TRUST

MARKET NEUTRAL

Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

Investments are a percentage of Total Net Assets.

^  Amount is less than 0.05%.

UNDERLYING FUNDS TRUST

RELATIVE VALUE — LONG/SHORT DEBT

Allocation of Portfolio Assets — June 30, 2015 (Unaudited)

Investments are a percentage of Total Net Assets.

^  Amount is less than 0.05%.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks — 83.6%
Air Freight & Logistics — 0.2%
Forward Air Corp.	10,140	$529,916
Airlines — 1.4%
Delta Air Lines, Inc.	97,360	3,999,549
Automobiles — 0.9%
General Motors Co.	37,162	1,238,610
Yamaha Motor Co. Ltd.	62,175	1,358,504
Total Automobiles		2,597,114
Biotechnology — 7.7%
Acadia Pharmaceuticals, Inc.[a,b]	42,319	1,772,320
Alexion Pharmaceuticals, Inc.[a,b]	17,074	3,086,467
Alkermes PLC[a,b]	26,471	1,703,144
Amicus Therapeutics, Inc.[a,b]	127,640	1,806,106
BioMarin Pharmaceutical, Inc.[a,b]	13,277	1,816,028
BioSpecifics Technologies Corp.[b]	15,540	801,864
Bluebird Bio, Inc.[a,b]	6,970	1,173,539
Cepheid, Inc.[a,b]	28,929	1,769,008
Enanta Pharmaceuticals, Inc.[a,b]	44,640	2,008,354
Gilead Sciences, Inc.	10,880	1,273,830
Receptos, Inc.[a,b]	14,850	2,822,243
Vertex Pharmaceuticals, Inc.[a,b]	16,215	2,002,228
Total Biotechnology		22,035,131
Building Products — 0.7%
AO Smith Corp.[a]	22,197	1,597,740
PGT, Inc.[b]	11,436	165,937
Universal Forest Products, Inc.	4,377	227,735
Total Building Products		1,991,412
Chemicals — 2.6%
Air Products & Chemicals, Inc.[a]	7,564	1,034,982
CF Industries Holdings, Inc.	52,137	3,351,366
Novozymes A/Sa	38,531	1,830,633
PPG Industries, Inc.[a]	11,322	1,298,860
Total Chemicals		7,515,841
Commercial Services & Supplies — 0.6%
Command Security Corp.[b]	145,819	296,013
KAR Auction Services, Inc.	16,841	629,853
Mobile Mini, Inc.	16,811	706,734
Total Commercial Services & Supplies		1,632,600
Communications Equipment — 0.5%
CalAmp Corp.[b]	940	17,164
Finisar Corp.[a,b]	5,680	101,502
JDS Uniphase Corp.[a,b]	94,837	1,098,213
Ruckus Wireless, Inc.[a,b]	31,210	322,711
Total Communications Equipment		1,539,590
Construction Materials — 1.0%
Headwaters, Inc.[a,b]	32,098	584,826
Vulcan Materials Co.[a]	27,686	2,323,686
Total Construction Materials		2,908,512

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Diversified Financial Services — 0.8%
Financial Products Group Co. Ltd.	84,560	$641,222
Zenkoku Hosho Co.	48,790	1,736,603
Total Diversified Financial Services		2,377,825
Diversified Telecommunication Services — 3.2%
AT&T, Inc.[a]	70,382	2,499,969
Orange SA	32,166	497,106
inContact, Inc.[b]	45,427	448,364
Level 3 Communications, Inc.[a,b]	44,963	2,368,201
ORBCOMM, Inc.[b]	47,609	321,361
Telecom Argentina SA — ADR[a]	18,593	334,488
Telefonica SAa	65,337	930,753
Zayo Group Holdings, Inc.[a,b]	63,813	1,641,270
Total Diversified Telecommunication Services		9,041,512
Electrical Equipment — 0.2%
China High Speed Transmission Equipment Group Co. Ltd.[b]	736,000	637,620
Helix Wind Corp. (Aquired 1/6/2010, Cost $355,921)[b,c]	301,628	30
Total Electrical Equipment		637,650
Electronic Equipment, Instruments & Components — 0.8%
Electro Rent Corp.	34,564	375,365
Fitbit, Inc.[b]	6,132	234,426
OSI Systems, Inc.[a,b]	7,581	536,659
Rogers Corp.[b]	17,472	1,155,598
Total Electronic Equipment, Instruments & Components		2,302,048
Energy Equipment & Services — 0.0%
Rignet, Inc.[a,b]	2,044	62,485
Food Products — 0.8%
Calavo Growers, Inc.[a]	17,266	896,624
P/f Bakkafrost	57,230	1,526,118
Total Food Products		2,422,742
Health Care Equipment & Supplies — 5.1%
ABIOMED, Inc.[b]	9,256	608,397
Alere, Inc.[a,b]	30,315	1,599,116
DENTSPLY International, Inc.[a]	21,150	1,090,282
Edwards Lifesciences Corp.[a,b]	11,542	1,643,927
MGC Diagnostics Corp.[b]	21,700	113,708
NuVasive, Inc.[a,b]	21,161	1,002,608
Sartorius Stedim Biotech	1,940	535,189
Sirona Dental Systems, Inc.[a,b]	14,106	1,416,524
Smith & Nephew PLC — ADR[a]	38,783	1,316,683
The Cooper Cos, Inc.[a]	14,272	2,539,988
Thoratec Corp.[a,b]	30,315	1,351,140
Wright Medical Group, Inc.[a,b]	49,350	1,295,931
Total Health Care Equipment & Supplies		14,513,493
Health Care Providers & Services — 5.1%
Aetna, Inc.[a]	21,148	2,695,524
Centene Corp.[a,b]	29,762	2,392,865
CIGNA Corp.[a]	17,537	2,840,994
Health Net, Inc.[a,b]	36,112	2,315,501

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Health Care Providers & Services — 5.1% (continued)
Humana, Inc.[a]	14,108	$2,698,578
The Ensign Group, Inc.[a]	25,720	1,313,263
VCA, Inc.[b]	6,784	369,084
Total Health Care Providers & Services		14,625,809
Health Care Technology — 0.2%
IMS Health Holdings, Inc.[b]	17,348	531,716
Hotels, Restaurants & Leisure — 1.1%
Churchill Downs, Inc.	5,709	713,910
Papa John's International, Inc.	4,688	354,460
Unibet Group PLC	26,160	1,593,612
Whistler Blackcomb Holdings, Inc.[b]	35,767	564,139
Total Hotels, Restaurants & Leisure		3,226,121
Household Durables — 0.5%
GoPro, Inc.[b]	4,288	226,063
Mohawk Industries, Inc.[b]	3,193	609,544
Sony Corp.	11,530	327,416
Tempur Sealy International, Inc.	4,814	317,243
Total Household Durables		1,480,266
Independent Power and Renewable Electricity Producers — 1.5%
NRG Yield, Inc.	13,806	302,213
Terraform Power, Inc.[a]	107,932	4,099,258
Total Independent Power and Renewable Electricity Producers		4,401,471
Insurance — 0.9%
American International Group, Inc.	42,302	2,615,110
Internet & Catalog Retail — 0.9%
Cnova NVa,b	76,774	424,560
Netflix, Inc.[b]	514	337,667
Nutrisystem, Inc.	13,367	332,571
Shutterfly, Inc.[a,b]	10,548	504,300
TripAdvisor, Inc.[a,b]	9,666	842,295
Total Internet & Catalog Retail		2,441,393
Internet Software & Services — 6.0%
Akamai Technologies, Inc.[a,b]	43,293	3,022,717
Alarm.com Holdings, Inc.[b]	14,813	227,824
Alibaba Group Holding, Ltd. — ADR[a,b]	5,263	432,987
comScore, Inc.[b]	4,535	241,534
Criteo SA — ADR[a,b]	62,657	2,986,859
eBay, Inc.[a,b]	24,451	1,472,928
Google, Inc.[a,b]	3,514	1,897,701
IAC/InterActiveCorp.	35,103	2,796,305
Mail.Ru Group Ltd.[b]	1,857	38,749
New Relic, Inc.[b]	4,550	160,115
SINA Corp.[b]	9,594	513,903
SMS Co. Ltd.	46,670	618,880
TrueCar, Inc.[b]	27,770	332,962
VeriSign, Inc.[b]	22,238	1,372,529
Xing AG	3,907	640,542
Yandex NVa,b	21,733	330,776
Total Internet Software & Services		17,087,311
The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
IT Services — 3.1%
Cancom SE	30,920	$1,112,893
Computer Sciences Corp.	49,449	3,245,833
Euronet Worldwide, Inc.[a,b]	10,333	637,546
InterXion Holding NVa,b	9,363	258,887
Science Applications International Corp.	69,532	3,674,766
Total IT Services		8,929,925
Leisure Products — 0.1%
Nautilus, Inc.[b]	19,048	409,722
Life Sciences Tools & Services — 0.5%
Qiagen NVa,b	51,408	1,274,404
Machinery — 0.5%
Aida Engineering Ltd.	54,960	602,516
Greenbrier Cos., Inc.	6,676	312,771
Wabash National Corp.[b]	45,043	564,839
Total Machinery		1,480,126
Media — 2.4%
Carmike Cinemas, Inc.[a,b]	26,329	698,772
Comcast Corp.[a]	8,178	491,825
DISH Network Corp.[a,b]	8,595	581,967
Hemisphere Media Group, Inc.[a,b]	31,997	380,764
IMAX Corp.[b]	10,110	407,130
National CineMedia, Inc.	25,411	405,560
Nexstar Broadcasting Group, Inc.[a]	23,094	1,293,264
Regal Entertainment Group	28,186	589,369
The Walt Disney Co.[a]	16,792	1,916,639
Twenty-First Century Fox, Inc.	7,377	237,687
Total Media		7,002,977
Metals & Mining — 0.6%
Thyssenkrupp AGa	66,748	1,736,415
Multiline Retail — 0.5%
Ryohin Keikaku Co. Ltd.	7,760	1,504,808
Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Partners LPa	38,500	1,102,640
Cheniere Energy, Inc.[a,b]	12,300	851,898
Golar LNG Partners LP	27,010	666,336
Green Plains Partners LPb	130,000	2,016,300
Green Plains Renewable Energy, Inc.[a]	77,700	2,140,635
Parex Resources, Inc.[b]	107,680	902,650
Scorpio Tankers, Inc.[a]	177,543	1,791,409
Teekay Tankers Ltd.[a]	107,100	707,931
Total Oil, Gas & Consumable Fuels		10,179,799
Paper & Forest Products — 0.0%
Shanghai Songrui Forestry Products, Inc. (Aquired 10/12/2009, Cost $637,496)[b,c,e]	660,000	0
Pharmaceuticals — 5.9%
Allergan PLC[b]	3,218	976,534
Impax Laboratories, Inc.[a,b]	45,860	2,105,891
Mylan NVa,b	33,840	2,296,382
Nektar Therapeutics[a,b]	130,399	1,631,292

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Pharmaceuticals — 5.9% (continued)
Perrigo Co. PLC[a]	11,994	$2,216,851
Shire PLC — ADR[a]	9,266	2,237,646
Taro Pharmaceutical Industries Ltd.[a,b]	13,520	1,942,689
Teva Pharmaceutical Industries Ltd. — ADR	24,688	1,459,061
Zoetis, Inc.[a]	41,945	2,022,588
Total Pharmaceuticals		16,888,934
Professional Services — 0.3%
Insperity, Inc.	4,846	246,661
Korn/Ferry International[a]	17,737	616,716
Total Professional Services		863,377
Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.[a]	18,206	1,698,438
CyrusOne, Inc.[a]	44,621	1,314,088
Geo Group, Inc.[a]	21,605	738,027
Hannon Armstrong Sustainable Infrastructure Capital, Inc.[a]	82,268	1,649,473
Infrareit, Inc.[a]	23,500	666,460
Total Real Estate Investment Trusts (REITs)		6,066,486
Road & Rail — 1.3%
AMERCO[a]	10,085	3,296,887
Hertz Global Holdings, Inc.[b]	23,712	429,662
Total Road & Rail		3,726,549
Semiconductors & Semiconductor Equipment — 8.2%
Analog Devices, Inc.	14,904	956,613
Applied Materials, Inc.	10,219	196,409
Canadian Solar, Inc.[b]	8,339	238,495
Cypress Semiconductor Corp.[a]	105,571	1,241,515
Ferrotec Corp.	120,298	846,845
Formfactor, Inc.[b]	33,911	311,981
Integrated Device Technology, Inc.[a,b]	93,022	2,018,577
LMS Co. Ltd.	49,270	544,949
M/A-Com Technology Solutions Holdings, Inc.[a,b]	20,346	778,234
Marvell Technology Group Ltd.[a]	84,820	1,118,352
Mellanox Technologies Ltd.[a,b]	20,218	982,393
Micronics Japan Co.	26,360	605,803
NXP Semiconductors NVa,b	9,903	972,475
Qorvo, Inc.[b]	5,404	433,779
Silicon Laboratories, Inc.[b]	3,259	176,019
Silicon Motion Technology Corp. — ADR[a]	92,590	3,204,540
SolarEdge Technologies, Inc.[a,b]	45,100	1,639,385
SunEdison Semiconductor Ltd.[a,b]	98,350	1,698,505
SunEdison, Inc.[a,b]	104,840	3,135,764
Synaptics, Inc.[b]	19,330	1,676,588
Tessera Technologies, Inc.	15,117	574,144
U-Blox AG	1,120	226,427
Ultratech, Inc.[a,b]	920	17,075
Total Semiconductors & Semiconductor Equipment		23,594,867
Software — 7.2%
Autodesk, Inc.[a,b]	13,082	655,081
Blackbaud, Inc.[a]	7,487	426,385
Cadence Design System, Inc.[a,b]	98,133	1,929,295

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Software — 7.2% (continued)
Callidus Software, Inc.[b]	38,204	$595,218
CDK Global, Inc.[a]	55,600	3,001,288
Ellie Mae, Inc.[b]	7,000	488,530
FireEye, Inc.[a,b]	19,613	959,272
Infoblox, Inc.[b]	4,541	119,020
Microsoft Corp.	83,871	3,702,905
Monotype Imaging Holdings, Inc.	59,521	1,435,051
Nuance Communications, Inc.[b]	27,430	480,299
Qlik Technologies, Inc.[b]	8,588	300,237
Rubicon Project, Inc.[a,b]	12,273	183,604
ServiceNow, Inc.[a,b]	16,182	1,202,484
Tableau Software, Inc.[a,b]	4,938	569,351
Take-Two Interactive Software, Inc.[b]	54,191	1,494,046
TiVo, Inc.[a,b]	58,730	595,522
Varonis Systems, Inc.[a,b]	11,587	255,957
Workday, Inc.[a,b]	30,926	2,362,437
Total Software		20,755,982
Specialty Retail — 0.1%
The Finish Line, Inc.[a]	7,597	211,349
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.[a]	42,562	5,338,339
Immersion Corp.[a,b]	18,559	235,142
QLogic Corp.[a,b]	71,735	1,017,920
Super Micro Computer, Inc.[a,b]	79,289	2,345,369
Western Digital Corp.[a]	14,586	1,143,834
Total Technology Hardware, Storage & Peripherals		10,080,604
Textiles, Apparel & Luxury Goods — 0.3%
Unifi, Inc.[a,b]	23,302	780,617
Thrifts & Mortgage Finance — 0.1%
LendingTree, Inc.[a,b]	4,214	331,263
Trading Companies & Distributors — 0.0%
GATX Corp.	100	5,316
Wireless Telecommunication Services — 0.7%
China Unicom Ltd.	39,567	61,858
RingCentral, Inc.[a,b]	49,894	922,540
T-Mobile US, Inc.[a,b]	28,179	1,092,500
Total Wireless Telecommunication Services		2,076,898
Total Common Stocks (Cost $219,871,098)		240,417,035
Rights — 0.1%
Furiex Pharmaceuticals Inc.[b]	17,484	170,819
Total Rights (Cost $0)		170,819
	Contracts
Purchased Options — 0.1%
Call Options — 0.1%
Amazon.com, Inc.
Expiration July 2015, Exercise Price: $440.00	8	5,440

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Contracts	Value
Call Options — 0.1% (continued)
Apple, Inc.
Expiration January 2016, Exercise Price: $150.00	125	$22,375
Applied Materials, Inc.
Expiration August 2015, Exercise Price: $20.00	20	1,000
CBOE Volitility Index
Expiration July 2015, Exercise Price: $17.00	587	129,140
Expiration July 2015, Exercise Price: $42.50	587	5,870
Comcast Corp.
Expiration July 2015, Exercise Price: $61.00	21	1,302
GoPro, Inc.
Expiration July 2015, Exercise Price: $57.50	21	1,365
Expiration July 2015, Exercise Price: $60.00	5	150
Netflix, Inc.
Expiration July 2015, Exercise Price: $625.00	4	20,344
Twitter, Inc.
Expiration July 2015, Exercise Price: $40.00	21	861
Total Call Options		187,847
Put Options — 0.0%
Canadian Solar, Inc.
Expiration July 2015, Exercise Price: $28.00	600	43,200
Mastec, Inc.
Expiration July 2015, Exercise Price: $15.00	500	2,500
Expiration October 2015, Exercise Price: $14.00	500	20,000
SPDR S&P 500 ETF Trust
Expiration July 2015, Exercise Price: $204.00	107	24,824
Expiration July 2015, Exercise Price: $205.00	107	28,355
United States Oil Fund LP
Expiration July 2015, Exercise Price: $15.00	450	450
Total Put Options		119,329
Total Purchased Options (Cost $303,895)		307,176
	Shares
Money Market Funds — 17.1%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class 0.10%[a,d]	49,271,188	49,271,188
Total Money Market Funds (Cost $49,271,188)		49,271,188
Total Investments (Cost $269,446,181) — 100.9%		290,166,218
Liabilities in Excess of Other Assets — (0.9)%		(2,706,755)
Total Net Assets — 100.0%		$287,459,463

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt

a  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $214,886,320.

b  Non-income producing.

c  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2015, the value of these securities total $30 which represents less than 0.05% of total net assets.

d  Variable Rate Security. The rate shown represents the rate at June 30, 2015.

e  Security classified as Level 3 as determined in good faith pursuant to procedures adopted by the Board of Trustees — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At June 30, 2015, the market value of these securities total $0 which represents less than 0.05% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks — 38.1%
Automobiles — 1.0%
Tesla Motors, Inc.	3,740	$1,003,292
Thor Industries, Inc.	12,308	692,694
Winnebago Industries, Inc.	45,608	1,075,893
Total Automobiles		2,771,879
Banks — 0.2%
Canadian Western Bank	24,040	553,748
Beverages — 0.2%
Coca-Cola Co.	13,258	520,111
Biotechnology — 1.4%
Amgen, Inc.	6,412	984,370
Celgene Corp.	8,711	1,008,167
Gilead Sciences, Inc.	8,712	1,020,001
Ovascience, Inc.	14,216	411,269
Puma Biotechnology, Inc.	3,080	359,590
Sangamo Biosciences, Inc.	27,130	300,872
Total Biotechnology		4,084,269
Chemicals — 0.5%
Platform Specialty Products Corp.	18,694	478,193
Rayonier Advanced Materials, Inc.	66,000	1,073,160
Total Chemicals		1,551,353
Commercial Services & Supplies — 0.9%
Brady Corp.	24,853	614,863
Herman Miller, Inc.	16,650	481,685
Stericycle, Inc.	7,573	1,014,100
The ADT Corp.	14,100	473,337
Total Commercial Services & Supplies		2,583,985
Communications Equipment — 1.7%
ADTRAN, Inc.	15,715	255,369
F5 Networks, Inc.	6,301	758,325
Mitel Networks Corp.	68,186	602,083
Palo Alto Networks, Inc.	6,023	1,052,218
QUALCOMM, Inc.	14,126	884,711
Sierra Wireless, Inc.	3,084	76,668
ViaSat, Inc.	19,445	1,171,756
Total Communications Equipment		4,801,130
Construction & Engineering — 0.4%
Chicago Bridge & Iron Co. NV	24,534	1,227,681
Containers & Packaging — 0.2%
Greif, Inc.	15,540	557,109
Diversified Telecommunication Services — 0.6%
8x8 Inc.	5,904	52,900
Intelsat SA	22,064	218,875
Straight Path Communicatns, Inc.	9,862	323,375
Verizon Communications, Inc.	26,020	1,212,792
Total Diversified Telecommunication Services		1,807,942

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Electrical Equipment — 0.8%
Ametek, Inc.	13,740	$752,677
Enphase Energy, Inc.	9,447	71,892
Regal-Beloit Corp.	3,086	224,013
SolarCity Corp.	22,940	1,228,437
Total Electrical Equipment		2,277,019
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	23,522	464,089
Knowles Corp.	37,775	683,728
Zebra Technologies Corp.	8,805	977,795
Total Electronic Equipment, Instruments & Components		2,125,612
Energy Equipment & Services — 2.1%
Bristow Group, Inc.	7,555	402,681
CARBO Ceramics, Inc.	7,495	312,017
Hornbeck Offshore Services, Inc.	9,720	199,552
Matrix Service Co.	18,978	346,918
National Oilwell Varco, Inc.	23,336	1,126,662
Seadrill Ltd.	76,100	786,874
Transocean Ltd.	71,845	1,158,141
US Silica Holdings, Inc.	13,710	402,526
Weatherford International PLC	96,039	1,178,399
Total Energy Equipment & Services		5,913,770
Food & Staples Retailing — 1.6%
CVS Health Corp.	10,539	1,105,330
Metcash Ltd.	297,140	252,827
Metro AG	11,650	367,956
Sysco Corp.	33,390	1,205,379
Walgreens Boots Alliance, Inc.	12,469	1,052,882
Woolworths Ltd.	23,120	480,417
Total Food & Staples Retailing		4,464,791
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	9,081	445,695
Becton Dickinson and Co.	8,683	1,229,947
Boston Scientific Corp.	55,950	990,315
Elekta AB	130,597	819,200
Getinge AB	24,070	579,510
GN Store Nord A/S	25,600	528,288
Hill-Rom Holdings, Inc.	8,712	473,323
Medtronic PLC	13,373	990,939
Stryker Corp.	11,350	1,084,719
Varian Medical Systems, Inc.	10,064	848,697
Zimmer Biomet Holdings, Inc.	8,272	903,551
Total Health Care Equipment & Supplies		8,894,184
Health Care Providers & Services — 2.6%
AAC Holdings, Inc.	11,630	506,603
AmerisourceBergen Corp.	9,381	997,575
Cardinal Health, Inc.	12,097	1,011,914
Henry Schein, Inc.	7,180	1,020,422
Laboratory Corp. of America Holdings	8,764	1,062,372
McKesson Corp.	4,520	1,016,141

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Health Care Providers & Services — 2.6% (continued)
Mednax, Inc.	12,017	$890,580
UnitedHealth Group, Inc.	8,708	1,062,376
Total Health Care Providers & Services		7,567,983
Health Care Technology — 0.2%
Athenahealth, Inc.	3,725	426,811
Veeva Systems, Inc.	8,944	250,700
Total Health Care Technology		677,511
Hotels, Restaurants & Leisure — 1.5%
500.com Ltd. — ADR	11,740	291,269
BJ's Restaurants, Inc.	15,982	774,328
Buffalo Wild Wings, Inc.	3,128	490,126
McDonald's Corp.	7,780	739,645
McDonald's Holding Co. Japan Ltd.	74,190	1,566,864
Potbelly Corp.	31,110	381,098
Total Hotels, Restaurants & Leisure		4,243,330
Household Durables — 0.1%
iRobot Corp.	10,480	334,102
Household Products — 0.2%
Energizer Holdings, Inc.	3,673	483,183
Industrial Conglomerates — 0.4%
Danaher Corp.	12,121	1,037,436
Insurance — 0.3%
HCI Group, Inc.	22,305	986,104
Internet & Catalog Retail — 0.1%
Vipshop Holdings Ltd. — ADR	11,730	260,993
Internet Software & Services — 0.6%
Hortonworks, Inc.	20,107	509,109
VeriSign, Inc.	15,300	944,316
Zillow Group, Inc.	3,890	337,419
Total Internet Software & Services		1,790,844
IT Services — 0.8%
International Business Machines Corp.	14,945	2,430,954
Leisure Products — 0.2%
Polaris Industries, Inc.	4,735	701,301
Life Sciences Tools & Services — 1.6%
ICON PLC	14,436	971,543
PAREXEL International Corp.	13,822	888,893
Quintiles Transnational Holdings, Inc.	14,302	1,038,468
Thermo Fisher Scientific, Inc.	8,764	1,137,216
Waters Corp.	3,960	508,385
Total Life Sciences Tools & Services		4,544,505
Machinery — 2.7%
American Railcar Industries, Inc.	16,414	798,377
Federal Signal Corp.	42,960	640,534
Greenbrier Cos., Inc.	11,500	538,775
Kone OYJ	21,163	859,009

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Machinery — 2.7% (continued)
Kubota Corp.	32,200	$510,575
Navistar International Corp.	66,872	1,513,313
Parker Hannifin Corp.	9,392	1,092,571
Proto Labs, Inc.	7,849	529,651
Terex Corp.	53,424	1,242,108
Total Machinery		7,724,913
Media — 1.0%
Cablevision Systems Corp.	9,368	224,270
Discovery Communications, Inc.	28,670	953,564
MDC Partners, Inc.	13,024	256,573
Omnicom Group, Inc.	12,981	902,050
Twenty-First Century Fox, Inc.	14,619	475,775
Total Media		2,812,232
Metals & Mining — 0.3%
Globe Specialty Metals, Inc.	32,295	571,622
SunCoke Energy Partners LP	5,360	91,656
SunCoke Energy, Inc.	7,720	100,360
Total Metals & Mining		763,638
Oil, Gas & Consumable Fuels — 1.0%
Exxon Mobil Corp.	35,925	2,988,960
Personal Products — 0.1%
Avon Products, Inc.	9,225	57,749
Nu Skin Enterprises, Inc.	7,785	366,907
Total Personal Products		424,656
Pharmaceuticals — 2.5%
Endo International PLC	5,460	434,889
Galenica AG	591	616,407
Johnson & Johnson	10,749	1,047,598
Merck & Co., Inc.	17,263	982,783
Novartis AG	10,086	991,857
Novo Nordisk A/S	15,565	852,339
Pfizer, Inc.	28,933	970,123
Sanofi — ADR	19,676	974,552
Valeant Pharmaceuticals International, Inc.	1,210	268,802
Total Pharmaceuticals		7,139,350
Professional Services — 0.3%
Nielsen NV	21,553	964,928
Real Estate Investment Trusts (REITs) — 0.8%
Capstead Mortgage Corp.	15,422	171,184
Equinix, Inc.	4,525	1,149,350
Hersha Hospitality Trust	1	6
LaSalle Hotel Properties	23,072	818,133
Total Real Estate Investment Trusts (REITs)		2,138,673
Road & Rail — 0.4%
Ryder System, Inc.	9,400	821,278
Union Pacific Corp.	3,500	333,795
Total Road & Rail		1,155,073

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.	73,090	$175,416
ASML Holding NV — ADR	8,856	922,175
Cabot Microelectronics Corp.	15,762	742,548
Canadian Solar, Inc.	26,048	744,973
Cree, Inc.	39,858	1,037,503
First Solar, Inc.	9,650	453,357
Intel Corp.	2,145	65,240
KLA-Tencor Corp.	7,356	413,481
Teradyne, Inc.	11,582	223,417
Texas Instruments, Inc.	22,484	1,158,151
Total Semiconductors & Semiconductor Equipment		5,936,261
Software — 1.1%
Fortinet, Inc.	15,245	630,076
Gemalto NV	3,215	287,382
Microsoft Corp.	10,820	477,703
Mobileye NV	23,164	1,231,630
Red Hat, Inc.	1,429	108,504
VASCO Data Security International, Inc.	11,786	355,819
Total Software		3,091,114
Specialty Retail — 0.4%
Best Buy Co., Inc.	17,482	570,088
GNC Holdings, Inc.	13,198	587,047
Total Specialty Retail		1,157,135
Technology Hardware, Storage & Peripherals — 0.3%
Lexmark International, Inc.	10,552	466,398
NCR Corp.	11,660	350,966
Total Technology Hardware, Storage & Peripherals		817,364
Thrifts & Mortgage Finance — 0.1%
Home Capital Group, Inc.	10,200	353,448
Trading Companies & Distributors — 1.0%
GATX Corp.	14,100	749,415
Noble Group Ltd.	1,146,100	645,698
United Rentals, Inc.	15,200	1,331,824
Total Trading Companies & Distributors		2,726,937
Water Utilities — 0.0%
Cadiz, Inc.	13,510	117,402
Total Common Stocks (Proceeds $114,731,651)		109,504,913
Exchange Traded Funds — 9.2%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	1,730	14,930
Direxion Daily Semiconductor Bear 3X Shares	2,230	105,278
Industrial Select Sector SPDR Fund	26,309	1,422,265
iPATH S&P 500 VIX Short-Term Futures ETN	8,541	171,674
iShares MSCI Australia ETF	38,102	801,285
iShares MSCI Turkey ETF	6,386	288,264
iShares Nasdaq Biotechnology ETF	1,296	478,185
iShares Russell 2000 ETF	24,176	3,018,615
Market Vectors Semiconductor ETF	38,508	2,101,382
PowerShares NASDAQ Internet Portfolio	1,251	91,736

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Exchange Traded Funds — 9.2% (continued)
Powershares QQQ	29,486	$3,157,066
ProShares Ultra VIX Short-Term Futures ETF	1,364	59,962
ProShares UltraPro Short Russell 2000	5,820	145,616
SPDR S&P 500 ETF Trust	68,897	14,182,448
Technology Select Sector SPDR Fund	6,173	255,562
VelocityShares Daily 2x VIX Short Term ETN	6,104	58,598
VelocityShares 3x Inverse Natural Gas ETN	25,250	143,925
Total Exchange Traded Funds (Proceeds $27,206,203)		26,496,791
Preferred Stocks — 0.1%
Diversified Telecommunication Services — 0.1%
Oi SA	92,061	175,836
Total Preferred Stocks (Proceeds $197,683)		175,836
Total Securities Sold Short (Proceeds $142,135,537) — 47.4%		$136,177,540

Percentages are stated as a percent of net assets.

ADR  American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SCHEDULE OF OPTIONS WRITTEN

June 30, 2015 (Unaudited)

	Contracts	Value
Call Options
Apple, Inc.
Expiration: January 2016, Exercise Price: $180.00	125	$2,500
CBOE Volitility Index
Expiration: July 2015, Exercise Price: $30.00	1,174	46,960
GoPro, Inc.
Expiration: July 2015, Exercise Price: $65.00	43	215
Netflix, Inc.
Expiration: July 2015, Exercise Price: $690.00	4	7,680
Total Call Options		57,355
Put Options
Apple, Inc.
Expiration: January 2016, Exercise Price: $105.00	125	28,625
SPDR S&P 500 ETF Trust
Expiration: July 2015, Exercise Price: $196.00	215	19,780
Expiration: July 2015, Exercise Price: $198.00	258	27,348
Total Put Options		75,753
Total Options Written (Premiums received $144,604) — 0.1%		$133,108

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

SWAP CONTRACTS

June 30, 2015 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Termination Dates	Financing Rate	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
BNP Paribas SA	Aerospace Industrial	Receive	6/1/2016	0.930%	$395,114	$56,910
BNP Paribas SA	Eclat Textile Company Ltd.	Receive	9/1/2016	0.940%	360,982	173,945
BNP Paribas SA	Eclat Textile Company Ltd.	Receive	7/1/2015 - 12/1/2015	0.930%	853,230	323,057
BNP Paribas SA	Eclat Textile Company Ltd.	Receive	12/1/2015 - 8/1/2016	0.680%	375,421	142,838
BNP Paribas SA	Eicher Motors Ltd.	Receive	2/1/2016 - 3/1/2016	0.930%	651,320	141,055
BNP Paribas SA	Hermes Microvision, Inc.	Receive	9/1/2016	0.940%	253,255	134,076
BNP Paribas SA	Hermes Microvision, Inc.	Receive	8/1/2016	0.930%	584,436	319,481
BNP Paribas SA	Hermes Microvision, Inc.	Receive	12/1/2015	0.680%	253,256	134,077
BNP Paribas SA	King Slide Works Co. Ltd.	Receive	8/3/2015 - 6/1/2015	0.930%	1,046,998	190,799
BNP Paribas SA	King Slide Works Co. Ltd.	Receive	8/1/2016	0.680%	386,789	71,195
BNP Paribas SA	MSBNETEL Index	Receive	6/16/2017	0.130%	743,364	5,783
BNP Paribas SA	Page Industries Ltd.	Receive	2/1/2016 - 3/1/2016	0.930%	395,997	75,740
BNP Paribas SA	Page Industries Ltd.	Receive	8/1/2016	0.680%	282,178	53,865
BNP Paribas SA	Taiwan Paiho Ltd.	Receive	3/1/2016 - 4/1/2016	0.930%	1,093,890	539,830
BNP Paribas SA	Vectura Group PLC	Receive	5/3/2016 - 8/1/2016	1.260%	1,632,915	292,807
Total Long Total Return Swap Contracts						$2,655,458
Short Total Return Swap Contracts
BNP Paribas SA	BTG PLC	Pay	6/1/2016 - 7/1/2016	0.001%	546,774	84,826
BNP Paribas SA	Circassia Pharmaceuticals	Pay	5/3/2016 - 8/1/2016	0.110%	221,548	(5,079)
BNP Paribas SA	Circassia Pharmaceuticals	Pay	2/1/2016 - 5/3/2016	-0.990%	222,078	(16,111)
BNP Paribas SA	Metcash Ltd.	Pay	6/1/2016	0.030%	228,032	49,874
BNP Paribas SA	Ocado Group PLC	Pay	4/1/2016 - 9/1/2016	0.110%	1,015,093	(133,853)
BNP Paribas SA	Rec Silicon ASA	Pay	7/1/2016	-0.016%	608,407	4,653
BNP Paribas SA	Rec Silicon ASA	Pay	8/1/2016	0.009%	141,000	(11,204)
BNP Paribas SA	Slater & Gordon Ltd.	Pay	6/1/2016	1.530%	284,575	248,673
BNP Paribas SA	Tesco PLC	Pay	1/4/2016 - 6/1/2016	0.110%	892,912	(66,007)
BNP Paribas SA	Weir Group PLC	Pay	3/1/2016 - 4/1/2016	0.110%	747,590	(38,303)
BNP Paribas SA	Wollworths Ltd.	Pay	6/1/2016	1.530%	83,117	4,030
Total Short Total Return Swap Contracts — 0.1%						$121,499

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$307,176
Written Options			Written option contracts, at fair value	$133,108
Swap Contracts	Unrealized gain on swap contracts	3,047,514	Unrealized loss on swap contracts	270,557
Total		$3,354,690		$403,665

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(3,054,287)
Written Options	972,387
Swap Contracts	(361,017)
Total Realized Loss on Derivatives	$(5,163,066)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$506,694
Written Options	(115,051)
Swap Contracts	2,299,274
Total Equity Contracts	$2,690,917

The average quarterly fair value of purchased and written options during the period ended June 30, 2015 were as follows:

Purchased options	$588,738
Written options	$75,122

The average quarterly notional amounts of swaps during the period ended June 30, 2015 were as follows:

Swaps	$3,773,655

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2015:

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$221,855,186	$18,561,849	(1)	$—	(3)	$240,417,035
Rights	—	170,819		—		170,819
Purchased Options	284,676	22,500		—		307,176
Money Market Funds	49,271,188	—		—		49,271,188
Total Long Investments in Securities	$271,411,050	$18,755,168		$—		$290,166,218
Securities Sold Short:
Common Stocks	$102,809,980	$6,694,933	(1)	$—		$109,504,913
Exchange Traded Funds	26,496,791	—		—		26,496,791
Preferred Stocks	175,836	—		—		175,836
Total Securities Sold Short	$129,482,607	$6,694,933		$—		$136,177,540
Written Options	$133,108	$—		$—		$133,108
Other Financial Instruments(2)
Total Return Swap Buy Contracts	$—	$2,655,458		$—		$2,655,458
Total Return Swap Sell Contracts	—	121,499		—		121,499
Total Other Financial Instruments	$—	$2,776,957		$—		$2,776,957

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

(1)  The Common Stocks Level 2 balance consists of the value of the associated Level 2 investments in the following industries:

	Long Securities	Securities Sold Short
Automobiles	$1,358,504	$—
Chemicals	1,830,633	—
Diversified Financial Services	2,377,825	—
Diversified Telecommunication Services	1,427,859	—
Electrical Equipment	637,620	—
Food & Staples Retailing	—	1,101,200
Food Products	1,526,118	—
Health Care Equipment & Supplies	535,189	1,107,798
Hotels, Restaurants & Leisure	—	1,566,864
Household Durables	327,416	—
Internet Software & Services	1,298,171	—
IT Services	1,112,893	—
Machinery	602,516	1,369,584
Metals & Mining	1,736,415	—
Multiline Retail	1,504,808	—
Pharmaceuticals	—	616,407
Semiconductors & Semiconductor Equipment	2,224,024	—
Software	—	287,382
Trading Companies & Distributors	—	645,698
Wireless Telecommunication Services	61,858	—
	$18,561,849	$6,694,933

(2)  Includes cumulative appreciation/depreciation on swap contracts as reported in the Schedule of Investments.

(3)  The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:

Paper & Forest Products	$—
$—

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
LONG/SHORT EQUITY

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2015 (Unaudited):

Assets:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	Statement Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Total Return Swap Contracts	$3,047,514	$—	$3,047,514	$(270,557)	$—	$2,776,957
	$3,047,514	$—	$3,047,514	$(270,557)	$—	$2,776,957

Liabilities:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Written Options	$133,108	$—	$133,108	$—	$(133,108)	$—
Total Return Swap Contracts	270,557	—	270,557	(270,557)	—	—
	$403,665	$—	$403,665	$(270,557)	$(133,108)	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MANAGED FUTURES STRATEGIES

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)
(Consolidated)

	Shares	Value
Money Market Funds — 67.2%
Fidelity Institutional Money Market Portfolio — Institutional Class 0.10%[a,b]	9,997,905	$9,997,905
First American Prime Obligations Fund — Class Z 0.03%[a,b]	9,999,697	9,999,697
Invesco Advisers, Inc. STIT — Prime Portfolio — Institutional Class 0.07%[a,b]	5,003,570	5,003,570
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class 0.10%[a,b]	9,995,549	9,995,549
Total Money Market Funds (Cost $34,996,721)		34,996,721
Other Short-Term Investment Vehicle — 9.8%
Smith Breeden Institutional Short Duration Portfolio[c]	5,000,000	5,116,218
Total Other Short-Term Investment Vehicle (Cost $5,000,000)		5,116,218
Total Investments (Cost $39,996,721) — 77.0%		40,112,939
Other Assets in Excess of Liabilities — 23.0%		11,948,939
Total Net Assets — 100.0%		$52,061,878

Percentages are stated as a percent of net assets.

a  Variable Rate Security. The rate shown represents the rate at June 30, 2015.

b  All or a portion of the shares have been committed as collateral for swaps.

c  Security fair valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The value of these securities total $5,116,218, which represents 9.8% of total net assets.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MANAGED FUTURES STRATEGIES

SWAP CONTRACTS

June 30, 2015 (Unaudited)
(Consolidated)

Long Total Return Swap Contracts

Counterparty	Reference Entity	Termination Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Newedge UK Financial Ltd.	Centurion Index[a]	Indefinite	$10,000,000	$(179,850)
Newedge UK Financial Ltd.	Dominion Sapphire Index[a]	Indefinite	22,409,207	(1,011,923)
Newedge UK Financial Ltd.	Revolution Alpha Program Index[a]	Indefinite	19,177,362	1,483,758
Newedge UK Financial Ltd.	ROW Index[a]	Indefinite	15,109,275	(826,140)
Total Long Total Return Swap Contracts (1.0%)				$(534,155)

a  Security fair valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The net unrealized depreciation of these securities total $534,155, which represents 1.0% of total net assets.

The average quarterly notional amount of swaps during the trailing four quarters ended June 30, 2015 were as follows:

Swaps	$52,352,220

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MANAGED FUTURES STRATEGIES

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2015:

Description	Level 1	Level 2		Level 3	Total
Money Market Funds	$34,996,721	$—		$—	$34,996,721
Other Short-Term Investment Vehicle	—	5,116,218		—	5,116,218
Total Investments in Securities	$34,996,721	$5,116,218		$—	$40,112,939
Long Total Return Swap Contracts	$—	$(534,155	)*	$—	$(534,155)
Total Other Financial Instruments	$—	$(534,155)		$—	$(534,155)

* Includes unrealized appreciation/depreciation on swaps contracts as reported in the Swap Contracts schedule.

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MANAGED FUTURES STRATEGIES

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2015 (Unaudited):

Assets:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral (Received) Pledged	Net Amount
Description
Total Return Swap Contracts	$1,483,758	$—	$1,483,758	$(1,483,758)	$—	$—
	$1,483,758	$—	$1,483,758	$(1,483,758)	$—	$—

Liabilities:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Total Return Swap Contracts	$2,017,913	$—	$2,017,913	$(1,483,758)	$—	$534,155
	$2,017,913	$—	$2,017,913	$(1,483,758)	$—	$534,155

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks — 47.5%
Communications Equipment — 1.0%
Infinera Corp.[a]	27,300	$572,754
Diversified Consumer Services — 0.2%
Chegg, Inc.[a]	19,500	152,880
Electric Utilities — 2.3%
Exelon Corp.	17,267	542,529
NextEra Energy, Inc.	4,099	401,825
Otter Tail Corp.	14,621	388,919
Total Electric Utilities		1,333,273
Gas Utilities — 5.8%
AGL Resources, Inc.	24,442	1,138,019
Questar Corp.	32,433	678,174
Southwest Gas Corp.	29,500	1,569,695
Total Gas Utilities		3,385,888
Health Care Technology — 1.4%
Vocera Communications, Inc.[a]	69,400	794,630
Household Durables — 0.7%
Garmin Ltd.	8,800	386,584
Independent Power and Renewable Electricity Producers — 2.2%
Calpine Corp.[a]	15,628	281,148
Pattern Energy Group, Inc.	36,278	1,029,569
Total Independent Power and Renewable Electricity Producers		1,310,717
Internet & Catalog Retail — 0.7%
Shutterfly, Inc.[a]	8,800	420,728
Internet Software & Services — 6.4%
eGain Corp.[a]	1,800	9,018
Equinix, Inc.	4,100	1,041,400
HomeAway, Inc.[a]	27,200	846,464
Marketo, Inc.[a]	21,200	594,872
Pandora Media, Inc.[a]	6,700	104,118
Wix.com Ltd.[a]	41,000	968,420
Yelp, Inc.[a]	3,400	146,302
Total Internet Software & Services		3,710,594
IT Services — 1.4%
InterXion Holding NVa	15,400	425,810
VeriFone Systems, Inc.[a]	10,800	366,768
Total IT Services		792,578
Multi-Utilities — 8.8%
CenterPoint Energy, Inc.	50,368	958,503
CMS Energy Corp.	24,142	768,681
Dominion Resources, Inc.	20,100	1,344,087
Sempra Energy	13,620	1,347,563
WEC Energy Group, Inc.	15,065	677,473
Total Multi-Utilities		5,096,307
Oil, Gas & Consumable Fuels — 1.1%
Spectra Energy Corp.	19,196	625,790

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Semiconductors & Semiconductor Equipment — 5.1%
CEVA, Inc.[a]	26,300	$511,009
Cirrus Logic, Inc.[a]	5,800	197,374
Rambus, Inc.[a]	79,000	1,144,710
Tessera Technologies, Inc.	28,600	1,086,228
Total Semiconductors & Semiconductor Equipment		2,939,321
Software — 6.8%
A10 Networks, Inc.[a]	101,400	653,016
Datawatch Corp.[a]	31,700	221,266
Infoblox, Inc.[a]	48,500	1,271,185
Silver Spring Networks, Inc.[a]	44,200	548,522
Telenav, Inc.[a]	53,800	433,090
TiVo, Inc.[a]	78,700	798,018
Total Software		3,925,097
Technology Hardware, Storage & Peripherals — 1.4%
QLogic Corp.[a]	58,100	824,439
Water Utilities — 1.0%
California Water Service Group	25,061	572,644
Wireless Telecommunication Services — 1.2%
RingCentral, Inc.[a]	37,900	700,771
Total Common Stocks (Cost $26,182,684)		27,544,995
Convertible Preferred Stocks — 1.5%
Food Products — 0.3%
Tyson Foods, Inc., 4.750%	3,000	154,530
Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp., 5.750%	50	36,000
Pharmaceuticals — 0.6%
Allergan PLC, 5.500%	340	354,477
Real Estate Investment Trusts (REITs) — 0.6%
Crown Castle International Corp., 4.500%	3,385	349,332
Total Convertible Preferred Stocks (Cost $898,397)		894,339
Preferred Stocks — 0.3%
Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp., 0.000%[a]	1,345	67,802
Road & Rail — 0.2%
Genesee & Wyoming, Inc., 0.000%	925	93,656
Total Preferred Stocks (Cost $161,430)		161,458
	Principal Amount
Convertible Bonds — 24.1%
Air Freight & Logistics — 1.0%
Echo Global Logistics, Inc. 2.500%, 05/01/2020	$145,000	155,694
UTi Worldwide, Inc. 4.500%, 03/01/2019	390,000	398,287
Total Air Freight & Logistics		553,981

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Automobiles — 0.6%
Tesla Motors, Inc. 1.250%, 03/01/2021	$370,000	$361,906
Biotechnology — 1.5%
BioMarin Pharmaceutical, Inc. 0.750%, 10/15/2018[b]	225,000	346,781
Clovis Oncology, Inc. 2.500%, 09/15/2021 (Acquired 09/04/2014, Cost $130,000)[b,c]	130,000	206,944
Isis Pharmaceuticals, Inc. 1.000%, 11/15/2021 (Acquired 11/12/2014, Cost $185,000)[b,c]	185,000	199,684
Orexigen Therapeutics, Inc. 2.750%, 12/01/2020	110,000	102,369
Total Biotechnology		855,778
Communications Equipment — 1.3%
Ciena Corp. 3.750%, 10/15/2018 (Acquired 03/16/2015 through 03/18/2015, Cost $393,694)[b,c]	310,000	421,988
Palo Alto Networks, Inc. 0.000%, 07/01/2019	210,000	341,906
Total Communications Equipment		763,894
Consumer Finance — 0.5%
PRA Group, Inc. 3.000%, 08/01/2020	240,000	274,350
Energy Equipment & Services — 0.4%
Hornbeck Offshore Services, Inc. 1.500%, 09/01/2019[b]	310,000	253,037
Health Care Equipment & Supplies — 1.5%
Insulet Corp. 2.000%, 06/15/2019[b]	340,000	328,950
NuVasive, Inc. 2.750%, 07/01/2017	340,000	431,800
Spectranetics Corp. 2.625%, 06/01/2034	95,000	97,850
Total Health Care Equipment & Supplies		858,600
Health Care Providers & Services — 0.4%
Brookdale Senior Living, Inc. 2.750%, 06/15/2018[b]	175,000	228,266
Household Durables — 0.7%
Jarden Corp. 1.875%, 09/15/2018[b]	125,000	209,531
The Ryland Group, Inc. 1.625%, 05/15/2018	145,000	219,947
Total Household Durables		429,478
Internet Software & Services — 2.1%
j2 Global, Inc. 3.250%, 06/15/2029[b]	200,000	231,875
LinkedIn Corp. 0.500%, 11/01/2019 (Acquired 11/06/2014 through 05/28/2015, Cost $365,001)[b,c]	365,000	366,141
SINA Corp. 1.000%, 12/01/2018	270,000	257,006

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Internet Software & Services — 2.1% (continued)
Twitter, Inc. 1.000%, 09/15/2021 (Acquired 11/05/2014 through 03/18/2015, Cost $370,569)[c]	$405,000	$354,628
Total Internet Software & Services		1,209,650
IT Services — 0.1%
Cardtronics, Inc. 1.000%, 12/01/2020	70,000	68,687
Life Sciences Tools & Services — 0.4%
Illumina, Inc. 0.000%, 06/15/2019	180,000	210,713
Machinery — 0.3%
Navistar International Corp. 4.750%, 04/15/2019[b]	210,000	179,681
Media — 0.8%
Liberty Interactive LLC 0.750%, 03/30/2043[b]	290,000	461,644
Metals & Mining — 0.6%
RTI International Metals, Inc. 1.625%, 10/15/2019	340,000	368,688
Oil, Gas & Consumable Fuels — 1.8%
Cheniere Energy, Inc. 4.250%, 03/15/2045	250,000	187,812
Cobalt International Energy, Inc. 2.625%, 12/01/2019[b]	350,000	258,344
Scorpio Tankers, Inc. 2.375%, 07/01/2019 (Acquired 07/23/2014 through 02/18/2015, Cost $259,838)[c]	255,000	272,212
Whiting Petroleum Corp. 1.250%, 04/01/2020 (Acquired 03/24/2015 through 04/08/2015, Cost $293,919)[c]	275,000	300,438
Total Oil, Gas & Consumable Fuels		1,018,806
Pharmaceuticals — 1.1%
Horizon Pharma Investment Ltd. 2.500%, 03/15/2022 (Acquired 03/06/2015 through 05/22/2015, Cost $275,703)[c]	245,000	339,172
Jazz Investments I Ltd. 1.875%, 08/15/2021 (Acquired 08/26/2014, Cost $301,057)[b,c]	270,000	314,044
Total Pharmaceuticals		653,216
Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc. 5.250%, 12/01/2018	100,000	104,187
Semiconductors & Semiconductor Equipment — 3.7%
Microchip Technology, Inc. 1.625%, 02/15/2025 (Acquired 02/06/2015, Cost $290,000)[b,c]	290,000	292,537
Micron Technology, Inc. 3.000%, 11/15/2043[b]	325,000	293,516
NXP Semiconductors NV 1.000%, 12/01/2019 (Acquired 12/04/2014 through 12/08/2014, Cost $234,446)[b,c]	230,000	268,094
ON Semiconductor Corp. 1.000%, 12/01/2020 (Acquired 06/03/2015 through 06/22/2015, Cost $264,038)[c]	260,000	257,237
SunEdison, Inc. 2.375%, 04/15/2022 (Acquired 02/09/2015, Cost $316,229)[c]	300,000	398,813
The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Semiconductors & Semiconductor Equipment — 3.7% (continued)
SunPower Corp. 0.750%, 06/01/2018	$285,000	$364,800
Xilinx, Inc. 2.625%, 06/15/2017	175,000	270,484
Total Semiconductors & Semiconductor Equipment		2,145,481
Software — 3.0%
Electronic Arts, Inc. 0.750%, 07/15/2016[b]	140,000	292,600
EnerNOC, Inc. 2.250%, 08/15/2019 (Acquired 08/26/2014, Cost $185,801)[c]	185,000	133,547
FireEye, Inc. 1.625%, 06/01/2035 (Acquired 05/28/2015 through 06/18/2015, Cost $254,300)[c]	240,000	255,900
Proofpoint, Inc. 1.250%, 12/15/2018	90,000	152,156
0.750%, 06/15/2020 (Acquired 06/12/2015 through 06/30/2015, Cost $129,122)[c]	120,000	128,925
PROS Holdings, Inc. 2.000%, 12/01/2019 (Acquired 05/05/2015 through 06/22/2015, Cost $175,501)[c]	180,000	174,375
ServiceNow, Inc. 0.000%, 11/01/2018	175,000	205,844
Synchronoss Technologies, Inc. 0.750%, 08/15/2019	200,000	223,250
Verint Systems, Inc. 1.500%, 06/01/2021	160,000	181,000
Total Software		1,747,597
Specialty Retail — 0.6%
Restoration Hardware Holdings, Inc. 0.000%, 07/15/2020 (Acquired 06/18/2015 through 06/26/2015, Cost $319,471)[c]	320,000	317,800
Technology Hardware, Storage & Peripherals — 1.1%
Electronics For Imaging, Inc. 0.750%, 09/01/2019 (Acquired 09/04/2014 through 03/17/2015, Cost $312,942)[b,c]	310,000	323,369
SanDisk Corp. 1.500%, 08/15/2017	255,000	329,747
Total Technology Hardware, Storage & Peripherals		653,116
Trading Companies & Distributors — 0.4%
Air Lease Corp. 3.875%, 12/01/2018	195,000	259,472
Total Convertible Bonds (Cost $13,491,735)		13,978,028
Corporate Bonds — 0.5%
Biotechnology — 0.5%
Incyte Corp. 1.250%, 11/15/2020[b]	135,000	278,353
Total Corporate Bonds (Cost $150,821)		278,353

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Contracts	Value
Purchased Options — 0.0%
Call Options — 0.0%
Air Methods Corp.
Expiration July 2015, Exercise Price: $50.00	125	$625
IntraLinks Holdings, Inc.
Expiration July 2015, Exercise Price: $12.50	196	3,430
NetApp, Inc.
Expiration July 2015, Exercise Price: $35.00	150	1,200
Rackspace Hosting, Inc.
Expiration July 2015, Exercise Price: $42.00	52	520
RealD, Inc.
Expiration August 2015, Exercise Price: $12.50	80	7,200
Super Micro Computer, Inc.
Expiration July 2015, Exercise Price: $40.00	76	190
Ubiquiti Networks, Inc.
Expiration July 2015, Exercise Price: $36.00	107	1,338
Total Call Options		14,503
Total Purchased Options (Cost $28,105)		14,503
	Shares
Money Market Funds — 10.7%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class 0.10%[d]	6,215,532	6,215,532
Total Money Market Funds (Cost $6,215,532)		6,215,532
Total Investments (Cost $47,128,704) — 84.6%		49,087,208
Other Assets in Excess of Liabilities — 15.4%		8,922,365
TOTAL NET ASSETS — 100.0%		$58,009,573

Percentages are stated as a percent of net assets.

a  Non-income producing.

b  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $5,380,846.

c  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2015, the market value of these securities total $5,325,848 which represents 9.2% of total net assets.

d  Variable Rate Security. The rate shown represents the rate at June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks — 39.8%
Aerospace & Defense — 0.4%
Precision Castparts Corp.	1,200	$239,844
Air Freight & Logistics — 0.3%
Echo Global Logistics, Inc.	2,255	73,649
UTi Worldwide, Inc.	11,873	118,611
Total Air Freight & Logistics		192,260
Automobiles — 0.3%
Tesla Motors, Inc.	565	151,567
Biotechnology — 1.1%
BioMarin Pharmaceutical, Inc.	1,580	216,112
Clovis Oncology, Inc.	1,260	110,729
Incyte Corp.	2,105	219,362
Isis Pharmaceuticals, Inc.	1,525	87,764
Orexigen Therapeutics, Inc.	5,375	26,606
Total Biotechnology		660,573
Communications Equipment — 2.8%
CalAmp Corp.	10,600	193,556
Ciena Corp.	8,450	200,096
Mitel Networks Corp.	33,200	293,156
Motorola Solutions, Inc.	3,600	206,424
Palo Alto Networks, Inc.	1,240	216,628
QUALCOMM, Inc.	3,000	187,890
Ubiquiti Networks, Inc.	10,700	341,491
Total Communications Equipment		1,639,241
Consumer Finance — 0.1%
PRA Group, Inc.	1,085	67,606
Diversified Consumer Services — 0.1%
2U, Inc.	1,900	61,161
Diversified Financial Services — 0.1%
On Deck Capital, Inc.	4,900	56,742
Electric Utilities — 5.2%
Duke Energy Corp.	8,095	571,669
Edison International	10,658	592,372
Entergy Corp.	5,790	408,195
Eversource Energy	18,813	854,298
IDACORP, Inc.	10,331	579,982
Total Electric Utilities		3,006,516
Electronic Equipment, Instruments & Components — 1.1%
Belden, Inc.	3,600	292,428
DTS, Inc.	3,000	91,470
Neonode, Inc.	11,800	34,810
Planar Systems, Inc.	48,200	210,152
Total Electronic Equipment, Instruments & Components		628,860
Energy Equipment & Services — 0.1%
Hornbeck Offshore Services, Inc.	1,455	29,871

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Food Products — 0.2%
Tyson Foods, Inc.	2,700	$115,101
Gas Utilities — 4.0%
Atmos Energy Corp.	15,871	813,865
Laclede Group, Inc.	4,663	242,756
One Gas, Inc.	16,624	707,517
UGI Corp.	15,754	542,725
Total Gas Utilities		2,306,863
Health Care Equipment & Supplies — 0.5%
Insulet Corp.	2,175	67,392
NuVasive, Inc.	3,625	171,753
Spectranetics Corp.	1,665	38,312
Total Health Care Equipment & Supplies		277,457
Health Care Providers & Services — 1.1%
Air Methods Corp.	12,500	516,750
Brookdale Senior Living, Inc.	3,960	137,412
Total Health Care Providers & Services		654,162
Health Care Technology — 0.2%
Connecture, Inc.	9,400	99,264
Household Durables — 0.5%
Jarden Corp.	3,145	162,754
The Ryland Group, Inc.	2,715	125,894
Total Household Durables		288,648
Internet & Catalog Retail — 0.1%
Etsy, Inc.	4,400	61,820
Internet Software & Services — 2.6%
Amber Road, Inc.	15,800	110,916
Apigee Corp.	7,900	78,447
Cvent, Inc.	900	23,202
Everyday Health, Inc.	3,900	49,842
Facebook, Inc.	1,300	111,494
Grubhub, Inc.	1,200	40,884
j2 Global, Inc.	1,415	96,135
LendingClub Corp.	11,300	166,675
LinkedIn Corp.	245	50,624
OPOWER, Inc.	9,600	110,496
Rackspace Hosting, Inc.	5,200	193,388
SINA Corp.	102	5,464
TrueCar, Inc.	12,900	154,671
Twitter, Inc.	1,290	46,724
Zillow Group, Inc.	3,200	277,568
Total Internet Software & Services		1,516,530
IT Services — 1.1%
Cardtronics, Inc.	600	22,230
International Business Machines Corp.	1,200	195,192
Xerox Corp.	37,900	403,256
Total IT Services		620,678
Life Sciences Tools & Services — 0.1%
Illumina, Inc.	245	53,498

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Machinery — 0.0%
Navistar International Corp.	928	$21,001
Media — 0.2%
Time Warner Cable, Inc.	735	130,955
Metals & Mining — 0.2%
RTI International Metals, Inc.	3,765	118,673
Multi-Utilities — 5.6%
Ameren Corp.	16,615	626,053
Black Hills Corp.	13,372	583,688
Consolidated Edison, Inc.	8,465	489,954
MDU Resources Group, Inc.	20,295	396,361
PG&E Corp.	4,611	226,400
Public Service Enterprise Group, Inc.	12,092	474,974
Vectren Corp.	11,633	447,638
Total Multi-Utilities		3,245,068
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc.	940	65,105
Chesapeake Energy Corp.	670	7,484
Cobalt International Energy, Inc.	1,655	16,070
Scorpio Tankers, Inc.	9,215	92,979
Western Gas Equity Partners LP	670	40,200
Whiting Petroleum Corp.	3,240	108,864
Total Oil, Gas & Consumable Fuels		330,702
Pharmaceuticals — 0.7%
Allergan PLC	445	135,040
Horizon Pharma PLC	4,990	173,352
Jazz Pharmaceuticals PLC	715	125,890
Total Pharmaceuticals		434,282
Professional Services — 0.2%
WageWorks, Inc.	2,400	97,080
Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Mortgage Trust, Inc.	700	19,474
Crown Castle International Corp.	2,030	163,009
Total Real Estate Investment Trusts (REITs)		182,483
Road & Rail — 0.1%
Genesee & Wyoming, Inc.	500	38,090
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.	71,000	170,400
Lattice Semiconductor Corp.	27,000	159,030
Microchip Technology, Inc.	3,320	157,451
Micron Technology, Inc.	6,465	121,800
NXP Semiconductors NV	1,185	116,367
ON Semiconductor Corp.	7,410	86,623
SunEdison, Inc.	7,115	212,810
SunPower Corp.	5,355	152,135
Xilinx, Inc.	4,485	198,058
Total Semiconductors & Semiconductor Equipment		1,374,674

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Software — 2.1%
Electronic Arts, Inc.	3,885	$258,353
EnerNOC, Inc.	1,335	12,950
FireEye, Inc.	1,775	86,815
Proofpoint, Inc.	1,945	123,838
PROS Holdings, Inc.	2,500	52,775
ServiceNow, Inc.	945	70,223
Synchronoss Technologies, Inc.	1,730	79,113
Tangoe, Inc.	20,100	252,858
Varonis Systems, Inc.	2,600	57,434
Verint Systems, Inc.	1,450	88,080
Workiva, Inc.	9,100	125,853
Total Software		1,208,292
Specialty Retail — 0.2%
Restoration Hardware Holdings, Inc.	1,220	119,109
Technology Hardware, Storage & Peripherals — 1.9%
Electronics for Imaging, Inc.	2,310	100,508
Hewlett-Packard Co.	15,200	456,152
SanDisk Corp.	3,080	179,318
Seagate Technology PLC	1,800	85,500
Super Micro Computer, Inc.	7,600	224,808
Western Digital Corp.	1,000	78,420
Total Technology Hardware, Storage & Peripherals		1,124,706
Trading Companies & Distributors — 0.2%
Air Lease Corp.	4,075	138,142
Water Utilities — 3.1%
American States Water Co.	14,147	528,957
American Water Works Co., Inc.	13,100	637,053
Aqua America, Inc.	24,647	603,605
Total Water Utilities		1,769,614
Total Common Stocks (Proceeds $24,560,241)		23,061,134
Exchange Traded Funds — 0.2%
iShares 20+ Year Treasury Bond ETF	1,130	132,730
Total Exchange Traded Funds (Proceeds $126,596)		132,730
Total Securities Sold Short (Proceeds $24,686,837) — 40.0%		$23,193,864

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
MARKET NEUTRAL

The average quarterly market value of purchased and written options during the period ended June 30, 2015 (Unaudited) were as follows:

Purchased options	$38,215
Written options	$—

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2015 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$27,544,995	$—	$—	$27,544,995
Convertible Preferred Stocks	894,339	—	—	894,339
Preferred Stocks	161,458	—	—	161,458
Convertible Bonds	—	13,978,028	—	13,978,028
Corporate Bonds	—	278,353	—	278,353
Purchased Options	2,345	12,158	—	14,503
Money Market Funds	6,215,532	—	—	6,215,532
Total Long Investments in Securities	$34,818,669	$14,268,539	$—	$49,087,208

Securities Sold Short:

Common Stocks	$23,061,134	$—	$—	$23,061,134
Exchange Traded Funds	132,730	—	—	132,730
Total Securities Sold Short	$23,193,864	$—	$—	$23,193,864

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks — 6.2%
Banks — 0.6%
Bank of Cyprus PLC[a]	5,640,844	$1,243,082
Co-Operative Bank PLC[a]	449,510	1,584,733
RA Holding Corp.[a]	610	0
Total Banks		2,827,815
Beverages — 0.1%
Belvedere SAa	19,995	443,474
Building Products — 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0)[a,e,h]	2,804	0
Diversified Telecommunication Services — 1.1%
Colt Telecom Group[a]	346,001	1,027,500
FairPoint Communications, Inc.[a,b]	40,095	730,531
Globalstar, Inc.[a,b]	444,684	938,283
Intelsat SAa	119,269	1,183,148
Level 3 Communications, Inc.[a,b]	20,937	1,102,752
Total Diversified Telecommunication Services		4,982,214
Insurance — 0.1%
Ambac Financial Group, Inc.[a]	11,563	192,409
Syncora Holdings Ltd.[a]	106,447	95,802
Total Insurance		288,211
Internet & Catalog Retail — 0.1%
Travelport Worldwide Ltd.	19,520	268,986
Life Sciences Tools & Services — 0.1%
Illumina, Inc.[a]	1,010	220,544
Machinery — 0.1%
EnPro Industries, Inc.	8,152	466,457
Media — 2.1%
Altice SAa	4,690	646,000
Cablevision Systems Corp.[b]	39,277	940,291
DISH Network Corp.[a]	14,454	978,680
EW Scripps Co.	27,237	622,365
Gray Television, Inc.[a]	109,188	1,712,068
Journal Media Group, Inc.	6,531	54,145
Loral Space & Communications, Inc.[a,b]	24,993	1,577,558
Nexstar Broadcasting Group, Inc.	10,232	572,992
Sinclair Broadcast Group, Inc.	17,288	482,508
Tribune Media Co.	32,154	1,716,703
Total Media		9,303,310
Metals & Mining — 0.0%
Thompson Creek Metals Co., Inc.[a]	2,111	1,731
Oil, Gas & Consumable Fuels — 0.0%
Sprott Resource Corp.[a]	301	227
Transportation Infrastructure — 0.9%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446)[a,e,h]	9,420	1,544,543
Macquarie Infrastructure Co. LLC[b]	26,802	2,214,649
Total Transportation Infrastructure		3,759,192

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Wireless Telecommunication Services — 1.0%
NII Holdings, Inc.[a,h]	265,262	$4,376,823
Total Common Stocks (Cost $25,693,719)		26,938,984
Preferred Stocks — 1.0%
Airlines — 0.7%
SAS AB, 0.000%[a,b]	57,710	3,328,952
Banks — 0.2%
RA Holding Corp., 0.000%[a]	14,565	762,842
Building Products — 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0) 0.000%[a,e,h]	3,115	127,807
Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp., 0.000%[a]	4,750	239,448
Total Preferred Stocks (Cost $5,284,462)		4,459,049
	Principal Amount
Asset Backed Securities — 2.2%
American Homes 4 Rent Trust
Series 2014-SFR1, Class F, 3.500%, 06/17/2031 (Acquired 08/04/2014, Cost $481,250)[c,d]	$500,000	495,657
Series 2014-SFR2, Class E, 6.231%, 10/17/2036 (Acquired 09/10/2014, Cost $679,956)[d]	680,000	729,567
American Residential Property Trust
Series 2014-SFR1, Class E, 4.094%, 09/18/2031 (Acquired 08/15/2014, Cost $1,280,321)[c,d]	1,300,000	1,301,196
British Airways PLC
Series 2013-1, Class B, 5.625%, 12/20/2021 (Acquired 06/25/2013, Cost $306,628)[d]	306,628	325,025
FirstKey Lending Trust
Series 2015-SFR1, Class D, 4.367%, 03/11/2047 (Acquired 04/09/2015, Cost $913,594)[d]	896,000	907,927
Series 2015-SFR1, Class E, 4.796%, 03/11/2047 (Acquired 04/09/2015 through 05/07/2015, Cost $540,405)[d]	540,000	524,574
Hawaiian Airlines Pass Through Certificates
Series 2013-1, Class B, 4.950%, 07/15/2023	719,254	683,291
Indymac Manufactured Housing Contract
Series 1998-2, Class A4, 6.640%, 12/25/2027	27,052	27,656
Invitation Homes Trust
Series 2013-SFR1, Class E, 2.900%, 12/19/2030 (Acquired 08/12/2014, Cost $954,803)[c,d]	1,000,000	987,024
Series 2014-SFR1, Class F, 3.935%, 06/19/2031 (Acquired 08/21/2014, Cost $970,000)[c,d]	1,000,000	975,541
Series 2014-SFR2, Class E, 3.584%, 09/18/2031 (Acquired 08/04/2014, Cost $486,305)[c,d]	500,000	499,300
Progress Residential Trust
Series 2014-SFR1, Class E, 4.335%, 10/17/2031 (Acquired 04/22/2015 through 05/07/2015, Cost $813,550)[c,d]	792,000	799,835
Specialty Underwriting & Residential Finance Trust
Series 2005-AB1, Class M2, 0.637%, 03/25/2036[c]	550,000	474,750
Structured Asset Securities Corp.
Series 2005-WF3, Class B1, 2.687%, 07/25/2035 (Acquired 06/24/2010, Cost $56,150)[c,d]	106,817	56,215
Sway Residential Trust
Series 2014-1, Class E, 4.474%, 01/20/2032 (Acquired 04/22/2015 through 04/27/2015, Cost $378,022)[c,d]	367,000	372,318
U.S. Airways Pass Through Trust
Series 2010-1, Class A, 6.250%, 04/22/2023	370,882	417,243
Total Asset Backed Securities (Cost $9,448,523)		9,577,119

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Mortgage Backed Securities — 21.9%
Air Canada Pass Through Trust
Series 2013-1, Class B, 5.375%, 11/15/2022 (Acquired 04/24/2013, Cost $592,790)[d]	$592,790	$616,502
Alternative Loan Trust
Series 2003-19CB, Class M 5.289%, 10/25/2033[c]	836,084	458,707
Series 2006-OA12, Class A2, 0.397%, 09/20/2046[c]	680,361	510,927
Banc of America Alternative Loan Trust
Series 2006-3, Class 2CB1, 6.000%, 04/25/2036	151,127	129,631
Banc of America Commercial Mortgage Trust
Series 2006-5, Class AJ, 5.477%, 09/10/2047	2,584,000	2,386,970
BB-UBS Trust
Series 2012-TFT, Class D, 3.584%, 06/07/2030 (Acquired 05/15/2014 through 07/21/2014, Cost $692,905)[c,d]	740,000	691,734
Bear Stearns Alt-A Trust
Series 2006-2, Class 11A1, 0.627%, 04/25/2036[c]	638,822	477,597
Series 2006-6, Class 31A1, 2.720%, 11/25/2036[c]	171,003	131,180
Capmark Mortgage Securities, Inc.
Series 1997-C1, Class X, 1.686%, 07/15/2029[c]	12,728,961	514,505
CD Commercial Mortgage Trust
Series 2007-CD4, Class AJ, 5.398%, 12/11/2049[c]	1,101,000	923,177
CD Mortgage Trust
Series 2006-CD2, Class AJ, 5.566%, 01/15/2046[c]	955,000	914,947
ChaseFlex Trust Series
Series 2007-M1, Class 2AV2, 0.417%, 08/25/2037[c]	1,797,100	1,292,221
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class D, 3.548%, 10/11/2047 (Acquired 04/13/2015, Cost $515,464)[d]	600,000	479,553
Series 2015-GC27, Class D, 4.577%, 02/12/2048 (Acquired 01/28/2015, Cost $1,832,894)[c,d]	2,000,000	1,721,694
Citigroup Mortgage Loan Trust
Series 2007-OPX1, Class A-2, 0.387%, 01/25/2037[c]	2,422,484	1,456,552
CitiMortgage Alternative Loan Trust Series
Series 2007-A2, Class 1A7, 0.737%, 02/25/2037[c]	488,954	336,116
COMM Mortgage Trust
Series 2014-UBS4, Class D, 4.844%, 08/12/2047 (Acquired 07/23/2014 through 05/04/2015, Cost $5,119,492)[c,d]	5,498,000	4,879,981
Series 2014-UBS5, Class D, 3.495%, 09/12/2047 (Acquired 02/26/2015, Cost $591,093)[d]	700,000	566,519
Series 2014-UBS6, Class D, 4.116%, 12/12/2047 (Acquired 11/25/2014 through 04/02/2015, Cost $1,379,006)[c,d]	1,600,000	1,335,058
Commercial Mortgage Trust
Series 2007-GG9, Class AJ, 5.505%, 03/10/2039[c]	3,974,000	3,859,489
Countrywide Alternative Loan Trust
Series 2005-17, Class 1A1, 0.447%, 07/25/2035[c]	1,789,800	1,542,206
Series 2005-J6, Class 1A5, 0.687%, 07/25/2035[c]	894,964	711,338
Series 2005-56, Class 1A1, 0.917%, 11/25/2035[c]	465,596	401,925
Series 2006-12CB, Class A10, 0.537%, 05/25/2036[c]	1,026,880	667,860
Series 2006-HY11, Class A1, 0.307%, 06/25/2036[c]	2,244,694	1,964,195
Series 2006-24CB, Class A22, 6.000%, 08/25/2036	360,452	328,905
Series 2006-31CB, Class A21, 0.687%, 11/25/2036[c]	231,353	157,070
Series 2006-39CB, Class 1A14, 0.937%, 01/25/2037[c]	186,144	139,292
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A3, 0.547%, 02/25/2035[c]	431,261	386,856
Series 2005-2, Class 2A1, 0.507%, 03/25/2035[c]	505,511	482,865
Series 2005-2, Class 2A3, 0.527%, 03/25/2035[c]	243,750	200,770
Series 2005-HYB9, Class 1A1, 2.319%, 02/20/2036[c]	292,746	248,164
Series 2006-3, Class 3A1, 0.437%, 02/25/2036[c]	357,645	300,153

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Mortgage Backed Securities — 21.9% (continued)
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class AJ, 5.373%, 12/15/2039[i]	$7,560,000	$7,372,921
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class AX, 0.990%, 01/15/2037 (Acquired 05/16/2014, Cost $284,922)[c,d]	10,238,185	229,346
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2005-5, Class 2A4, 5.500%, 11/25/2035	391,912	346,675
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M2, 4.587%, 01/25/2024[c]	1,125,000	1,158,261
Series 2014-C02, Class 2M2, 2.787%, 05/28/2024[c]	925,000	843,950
Series 2015-C02, Class 1M2, 4.185%, 05/27/2025[c]	225,000	219,859
Series 2015-C02, Class 2M2, 4.185%, 05/27/2025[c]	275,000	268,203
Fannie Mae REMICS
Series 2011-69, Class AI, 5.000%, 05/25/2018	323,123	15,452
Series 2010-105, Class IO, 5.000%, 08/25/2020	234,445	17,150
Series 2011-124, Class IC, 3.500%, 09/25/2021	281,284	17,888
Series 2008-86, Class IO, 4.500%, 03/25/2023	61,049	3,096
Series 2010-37, Class GI, 5.000%, 04/25/2025	159,291	6,788
Series 2010-121, Class IO, 5.000%, 10/25/2025	129,429	8,167
Series 2011-88, Class WI, 3.500%, 09/25/2026	294,445	32,214
Series 2008-87, Class AS, 7.463%, 07/25/2033[c]	169,572	38,065
Series 2004-66, Class SE, 6.313%, 09/25/2034[c]	109,239	23,592
Series 2005-65, Class KI, 6.813%, 08/25/2035[c]	115,660	26,517
Series 2005-89, Class S, 6.513%, 10/25/2035[c]	515,214	108,974
Series 2007-75, Class JI, 6.358%, 08/25/2037[c]	114,027	20,552
Series 2007-85, Class SI, 6.273%, 09/25/2037[c]	155,483	30,638
Series 2012-126, Class SJ, 4.813%, 11/25/2042[c]	1,269,255	217,675
Freddie Mac REMICS
Series 3685, Class EI, 5.000%, 03/15/2019	68,530	3,498
Series 3882, Class AI, 5.000%, 06/15/2026	151,523	10,205
Series 3308, Class S, 7.015%, 03/15/2032[c]	80,995	18,225
Series 2965, Class SA, 5.865%, 05/15/2032[c]	75,400	13,841
Series 3065, Class DI, 6.435%, 04/15/2035[c]	174,495	33,103
Series 3031, Class BI, 6.504%, 08/15/2035[c]	198,118	48,759
Series 3114, Class GI, 6.415%, 02/15/2036[c]	200,809	43,412
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class B, 11.687%, 01/27/2025[c]	375,000	452,186
Government National Mortgage Association
Series 2011-167, Class IO, 5.000%, 12/16/2020	307,716	17,845
Series 2012-101, Class AI, 3.500%, 08/20/2027	202,215	20,236
Series 2012-103, Class IB, 3.500%, 04/20/2040	405,571	49,914
Series 2011-157, Class SG, 6.413%, 12/20/2041[c]	784,371	191,415
GS Mortgage Securities Trust
Series 2014-GC26, Class D, 4.662%, 11/13/2047 (Acquired 11/21/2014 through 06/03/2015, Cost $6,428,095)[c,d,i]	7,059,000	6,185,929
GSAA Home Equity Trust
Series 2006-5, Class 2A2, 0.367%, 03/25/2036[c]	881,117	524,170
Series 2006-9, Class A4A, 0.427%, 06/25/2036[c]	2,465,952	1,416,475
Series 2006-20, Class 2A1A, 0.237%, 01/25/2037[c]	1,418,490	981,445
HSI Asset Loan Obligation Trust
Series 2007-WF1, Class A2, 0.287%, 12/25/2036[c]	513,909	215,312
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class AJ, 5.502%, 06/12/2047[c,i]	5,000,000	4,952,585

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount		Value
Mortgage Backed Securities — 21.9% (continued)
Series 2014-C26, Class D, 4.070%, 01/17/2048 (Acquired 12/16/2014 through 01/21/2015, Cost $3,819,652)[c,d]		$4,413,000	$3,763,508
Series 2015-C27, Class D, 3.985%, 02/18/2048 (Acquired 03/04/2015, Cost $127,694)[c,d]		146,200	121,089
Series 2015-C28, Class D, 3.882%, 10/19/2048 (Acquired 04/02/2015, Cost $606,145)[c,d]		700,000	587,174
Series 2007-CB19, Class AJ, 5.885%, 02/12/2049[c,i]		9,120,944	8,510,508
ML-CFC Commercial Mortgage Trust
Series 2007-5, Class AJ, 5.450%, 08/12/2048[c,i]		7,441,000	7,254,372
Series 2007-5, Class AJFL, 5.450%, 08/14/2048 (Acquired 06/25/2014 through 03/30/2015, Cost $1,118,661)[c,d]		1,153,540	1,117,203
Series 2007-9, Class AJ, 6.193%, 09/12/2049[c]		151,000	147,074
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class D, 3.389%, 10/15/2047 (Acquired 01/27/2015 through 02/24/2015, Cost $2,193,546)[d]		2,561,980	2,144,851
Series 2014-C19, Class D, 3.250%, 12/17/2047 (Acquired 12/09/2014 through 02/10/2015, Cost $1,140,668)[d]		1,400,000	1,135,022
Series 2015-C20, Class D, 3.071%, 02/18/2048 (Acquired 01/23/2015, Cost $1,032,965)[d]		1,280,000	1,003,045
Series 2015-C22, Class D, 4.244%, 04/17/2048 (Acquired 04/10/2015 through 04/27/2015, Cost $1,591,670)[c,d]		1,750,000	1,494,365
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class AJ, 5.438%, 03/15/2044[i]		3,551,690	3,583,652
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-AR4, Class A1A, 0.357%, 12/25/2036[c]		641,780	492,483
Series 2007-2, Class A1B, 6.017%, 04/25/2047[c]		667,250	548,016
Ocwen Loan Servicing LLC
Series 2014-1, Class IO, 0.210%, 02/28/2028 (Acquired 03/25/2014 through 10/22/2014, Cost $910,303)[d]		85,493,159	837,491
RALI Trust
Series 2007-QO4, Class A1A, 0.377%, 05/25/2047[c]		311,046	256,175
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 2A1, 2.602%, 07/25/2035[c]		321,998	275,870
Structured Asset Mortgage Investments II Trust
Series 2006-AR8, Class A1B, 0.307%, 10/25/2036[c]		2,412,037	1,898,369
Series 2006-AR8, Class A1A, 0.387%, 10/25/2036[c]		1,995,412	1,585,768
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/13/2038[h]		753,228	0
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class XC, 0.682%, 12/15/2043 (Acquired 03/21/2014, Cost $121,484)[c,d]		11,911,923	86,897
Series 2007-C30, Class XW, 0.682%, 12/15/2043 (Acquired 03/21/2014, Cost $867,746)[c,d]		85,085,162	620,696
WaMu Mortgage Pass Through Certificates
Series 2005-AR18, Class 1A1, 2.353%, 01/25/2036[c]		69,378	66,069
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class D, 3.938%, 08/17/2050 (Acquired 12/10/2014 through 04/23/2015, Cost $795,415)[d]		888,000	776,996
Total Mortgage Backed Securities (Cost $96,928,006)			95,705,890
Convertible Bonds — 3.1%
Airlines — 0.1%
SAS AB
3.625%, 04/01/2019	SEK	5,000,000	496,843
Banks — 0.6%
The Bank of New York Mellon Luxembourg SA
4.258%, 12/30/2099[b,c]	EUR	9,400,000	2,828,484

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount		Value
Consumer Finance — 0.1%
EZcorp, Inc.
2.125%, 06/15/2019 (Acquired 06/18/2014, Cost $435,787)[b,d]		$440,000	$344,575
Diversified Consumer Services — 0.2%
Ascent Capital Group, Inc.
4.000%, 07/15/2020 (Acquired 06/11/2014, Cost $822,756)[b,d]		870,000	671,531
Electrical Equipment — 0.2%
General Cable Corp.
4.500%, 11/15/2029[b]		940,000	780,200
Energy Equipment & Services — 0.2%
SEACOR Holdings, Inc.
2.500%, 12/15/2027 (Acquired 12/06/2012 through 05/03/2013, Cost $897,121)[b,d]		850,000	870,188
Internet & Catalog Retail — 0.2%
Ctrip.com International Ltd.
1.000%, 07/01/2020 (Acquired 06/19/2015, Cost $450,000)[d]		450,000	438,469
1.990%, 07/01/2025 (Acquired 06/19/2015, Cost $450,000)[d]		450,000	436,781
Total Internet & Catalog Retail			875,250
Internet Software & Services — 0.2%
Blucora, Inc.
4.250%, 04/01/2019[b]		780,000	774,150
Metals & Mining — 0.3%
United States Steel Corp.
2.750%, 04/01/2019		1,000,000	1,101,875
Oil, Gas & Consumable Fuels — 0.4%
BNP Paribas Fortis SA
1.986%, 12/29/2049[c]	EUR	1,000,000	892,699
Cobalt International Energy, Inc.
2.625%, 12/01/2019[b]		$1,460,000	1,077,662
Energy XXI Ltd.
3.000%, 12/15/2018[b]		500,000	117,500
Total Oil, Gas & Consumable Fuels			2,087,861
Pharmaceuticals — 0.4%
Depomed, Inc.
2.500%, 09/01/2021		870,000	1,114,687
Impax Laboratories, Inc.
2.000%, 06/15/2022 (Acquired 06/25/2015, Cost $503,124)[d]		500,000	499,688
Total Pharmaceuticals			1,614,375
Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology, Inc.
2.000%, 06/15/2020 (Acquired 06/10/2015, Cost $462,910)[d]		460,000	418,888
Textiles, Apparel & Luxury Goods — 0.1%
Iconix Brand Group, Inc.
1.500%, 03/15/2018[b]		580,000	593,050
Total Convertible Bonds (Cost $17,024,812)			13,457,270

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount		Value
Corporate Bonds — 41.4%
Aerospace & Defense — 0.3%
Bombardier, Inc.
7.500%, 03/15/2025 (Acquired 02/27/2015, Cost $241,421)[d]		$240,000	$217,800
Kratos Defense & Security Solutions, Inc.
7.000%, 05/15/2019		980,000	893,025
Total Aerospace & Defense			1,110,825
Air Freight & Logistics — 0.2%
XPO Logistics, Inc.
6.500%, 06/15/2022 (Acquired 06/04/2015 through 06/16/2015, Cost $1,029,664)[d]		1,030,000	1,008,113
Auto Components — 0.8%
Allied Specialty Vehicles, Inc.
8.500%, 11/01/2019 (Acquired 10/16/2013 through 12/04/2013, Cost $1,323,651)[b,d]		1,325,000	1,378,000
Chassix Holdings, Inc.
10.000%, 12/15/2018 (Acquired 12/11/2013 through 12/12/2014, Cost $1,263,718)[b,d,f]		1,264,500	113,805
Stackpole International Intermediate/Stackpole International Powder
7.750%, 10/15/2021 (Acquired 10/01/2013 through 05/29/2015, Cost $2,289,315)[b,d]		2,280,000	2,245,799
Total Auto Components			3,737,604
Automobiles — 0.3%
DriveTime Automotive Group, Inc./DT Acceptance Corp.
8.000%, 06/01/2021 (Acquired 05/22/2014 through 09/29/2014, Cost $1,264,604)[b,d]		1,260,000	1,203,300
Banks — 2.5%
Banco Santander SA
6.250%, 03/12/2049[b,c]	EUR	1,100,000	1,201,811
Heta Asset Resolution AG
2.750%, 08/12/2015	CHF	445,000	306,995
0.095%, 05/31/2016[c]	EUR	750,000	539,310
4.375%, 01/24/2017	EUR	250,000	179,769
HSH Nordbank AG
7.408%, 06/29/2049	EUR	2,782,000	682,334
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (Acquired 06/19/2014, Cost $755,000)[d]		$755,000	732,530
RESPARCS Funding II LP
7.500%, 06/29/2049	EUR	4,056,000	1,220,897
Royal Bank of Scotland Group PLC
6.000%, 12/19/2023		$630,000	666,291
The Bank of New York Mellon Luxembourg SA
4.488%, 12/15/2050[b,c]	EUR	5,100,000	3,711,369
Wells Fargo & Co.
5.900%, 12/29/2049[c]		$1,000,000	1,002,500
Total Banks			10,243,806
Building Products — 0.4%
Euramax International, Inc.
9.500%, 04/01/2016		1,018,000	1,002,730
NCI Building Systems, Inc.
8.250%, 01/15/2023 (Acquired 01/09/2015, Cost $420,000)[d]		420,000	447,300
PriSo Acquisition Corp.
9.000%, 05/15/2023 (Acquired 05/01/2015, Cost $559,000)[d]		559,000	549,218
Total Building Products			1,999,248

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Capital Markets — 0.3%
Goldman Sachs Group, Inc.
5.150%, 05/22/2045	$330,000	$317,250
5.700%, 12/29/2049[c]	500,000	501,800
KCG Holdings, Inc.
6.875%, 03/15/2020 (Acquired 03/10/2015, Cost $385,952)[d]	390,000	376,350
Total Capital Markets		1,195,400
Chemicals — 1.4%
CB Momentive Performance
0.000%, 10/15/2020[b,f,h]	1,988,000	49,700
Chemours Co.
6.625%, 05/15/2023 (Acquired 05/05/2015, Cost $386,252)[d]	385,000	372,969
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/01/2022 (Acquired 10/09/2014 through 10/28/2014, Cost $510,509)[d]	500,000	502,500
Hexion, Inc.
8.875%, 02/01/2018[b]	750,000	676,875
10.000%, 04/15/2020	120,000	123,300
Momentive Performance Materials, Inc.
4.690%, 04/24/2022[b]	500,000	415,000
Perstorp Holding AB
11.000%, 08/15/2017 (Acquired 12/11/2013 through 03/18/2015, Cost $3,101,482)[b,d]	3,000,000	3,172,500
TPC Group, Inc.
8.750%, 12/15/2020 (Acquired 10/30/2014 through 03/20/2015, Cost $707,103)[d]	750,000	693,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
6.750%, 05/01/2022 (Acquired 04/23/2015 through 05/12/2015, Cost $381,898)[d]	375,000	382,500
Total Chemicals		6,389,094
Commercial Services & Supplies — 0.8%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (Acquired 04/30/2015, Cost $456,352)[d]	450,000	444,375
Casella Waste Systems, Inc.
7.750%, 02/15/2019	750,000	757,500
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (Acquired 05/20/2014 through 07/28/2014, Cost $758,966)[b,d]	750,000	667,500
Quad/Graphics, Inc.
7.000%, 05/01/2022[b]	1,370,000	1,332,325
Total Commercial Services & Supplies		3,201,700
Communications Equipment — 0.7%
Avaya, Inc.
7.000%, 04/01/2019 (Acquired 05/14/2015 through 05/20/2015, Cost $1,179,597)[d]	1,179,000	1,152,473
10.500%, 03/01/2021 (Acquired 05/07/2014 through 05/29/2015, Cost $790,368)[b,d]	907,000	748,275
Monitronics International, Inc.
9.125%, 04/01/2020[b]	1,225,000	1,182,125
Total Communications Equipment		3,082,873
Computers & Peripherals — 0.1%
Seagate HDD Cayman
5.750%, 12/01/2034 (Acquired 11/24/2014, Cost $598,236)[d]	600,000	589,178
Construction & Engineering — 0.3%
AECOM Global II LLC / URS Fox US LP
3.850%, 04/01/2017	500,000	497,500
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (Acquired 03/30/2015, Cost $596,524)[d]	600,000	579,000

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount		Value
Construction & Engineering — 0.3% (continued)
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.875%, 04/15/2019 (Acquired 04/03/2014, Cost $358,380)[d]		$362,000	$331,230
Total Construction & Engineering			1,407,730
Containers & Packaging — 0.6%
Ardagh Finance Holdings SA
8.625%, 06/15/2019 (Acquired 06/05/2014 through 06/15/2015, Cost $1,372,965)[b,d]		1,361,073	1,408,711
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.000%, 06/30/2021 (Acquired 08/13/2014, Cost $989,999)[b,d]		1,000,000	1,002,500
BakerCorp International, Inc.
8.250%, 06/01/2019 (Acquired 08/30/2011 through 02/26/2014, Cost $741,822)[b,d]		750,000	641,250
Ball Corp.
5.250%, 07/01/2025		68,000	67,490
Sealed Air Corp.
5.500%, 09/15/2025 (Acquired 06/11/2015, Cost $135,000)[d]		135,000	136,013
Total Containers & Packaging			3,255,964
Diversified Consumer Services — 0.2%
Affinion Group, Inc.
7.875%, 12/15/2018[b]		1,250,000	831,250
Diversified Financial Services — 3.5%
1st Credit Holdings Ltd.
11.000%, 06/10/2020[b]	GBP	2,275,000	3,896,282
Ambac Assurance Corp.
5.100%, 06/07/2020 (Acquired 03/04/2013 through 06/17/2014, Cost $611,202)[d]		$714,894	787,277
Cattles Ltd.
7.875%, 01/17/2014	GBP	3,777,000	178,037
8.125%, 07/05/2017	GBP	1,591,000	74,995
CNG Holdings, Inc.
9.375%, 05/15/2020 (Acquired 12/16/2014 through 04/10/2015, Cost $1,603,052)[b,d]		$2,261,000	1,639,224
Community Choice Financial, Inc.
10.750%, 05/01/2019		3,000	1,534
Corolla Trust
5.100%, 08/28/2039 (Acquired 08/15/2014, Cost $1,816,600)[d]		2,344,000	1,699,400
DFC Finance Corp.
10.500%, 06/15/2020 (Acquired 06/06/2014, Cost $999,999)[b,d]		1,000,000	757,500
General Electric Capital Corp.
5.250%, 06/29/2049[c]		1,000,000	1,025,000
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (Acquired 07/16/2014 through 08/18/2014, Cost $506,498)[b,d]		500,000	482,500
Jaguar Holding Co. I
9.375%, 10/15/2017 (Acquired 07/01/2014, Cost $252,777)[b,c,d]		250,000	255,313
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.875%, 04/15/2022 (Acquired 03/26/2014, Cost $1,679,257)[b,d]		1,670,000	1,628,250
KeHE Distributors LLC/KeHE Finance Corp.
7.625%, 08/15/2021 (Acquired 07/30/2013 through 02/26/2014, Cost $1,684,244)[b,d]		1,650,000	1,732,500
KKR Group Finance Co. II LLC
5.500%, 02/01/2043 (Acquired 01/25/2013, Cost $790,848)[d]		800,000	807,082
Quicken Loans, Inc.
5.750%, 05/01/2025 (Acquired 05/01/2015 through 06/12/2015, Cost $609,172)[d]		600,000	574,500
Total Diversified Financial Services			15,539,394

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.
6.550%, 09/15/2043	$586,000	$685,148
Electric Utilities — 1.6%
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
12.250%, 03/01/2022 (Acquired 03/20/2015 through 06/12/2015, Cost $6,024,678)[c,d]	5,463,533	6,221,598
GenOn Americas Generation LLC
8.500%, 10/01/2021[b]	750,000	712,500
Total Electric Utilities		6,934,098
Energy Equipment & Services — 0.7%
American Energy-Permian Basin LLC/AEPB Finance Corp.
8.000%, 06/15/2020 (Acquired 05/28/2015, Cost $542,000)[d]	542,000	531,160
CNH Industrial Capital LLC
3.875%, 07/16/2018 (Acquired 06/23/2015, Cost $134,517)[d]	135,000	135,169
Era Group, Inc.
7.750%, 12/15/2022[b]	1,210,000	1,188,825
Seadrill Ltd.
6.625%, 09/15/2020 (Acquired 09/20/2013 through 04/21/2014, Cost $879,999)[b,c,d]	880,000	686,400
Total Energy Equipment & Services		2,541,554
Food & Staples Retailing — 0.5%
BI-LO LLC/BI-LO Finance Corp.
8.625%, 09/15/2018 (Acquired 09/17/2013 through 05/21/2015, Cost $2,214,478)[b,d]	2,270,000	2,099,750
Tops Holding LLC/Tops Markets II Corp.
8.000%, 06/15/2022 (Acquired 05/29/2015, Cost $195,000)[d]	195,000	195,244
Total Food & Staples Retailing		2,294,994
Food Products — 0.3%
HJ Heinz Co.
4.875%, 02/15/2025 (Acquired 03/25/2015, Cost $352,111)[d]	320,000	348,400
JBS USA LLC/JBS USA Finance, Inc.
5.750%, 06/15/2025 (Acquired 05/20/2015, Cost $191,243)[d]	190,000	188,100
Pinnacle Operating Corp.
9.000%, 11/15/2020 (Acquired 12/05/2013, Cost $264,935)[b,d]	250,000	248,125
Simmons Foods, Inc.
7.875%, 10/01/2021 (Acquired 04/22/2015, Cost $247,500)[d]	250,000	230,000
Total Food Products		1,014,625
Health Care Equipment & Supplies — 0.1%
Alere, Inc.
6.375%, 07/01/2023 (Acquired 06/11/2015, Cost $34,000)[d]	34,000	34,595
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (Acquired 08/07/2014, Cost $477,832)[b,d]	500,000	441,250
Hologic, Inc.
5.250%, 07/15/2022 (Acquired 06/18/2015, Cost $135,000)[d]	135,000	137,869
Total Health Care Equipment & Supplies		613,714
Health Care Providers & Services — 0.5%
Air Medical Merger Sub Corp.
6.375%, 05/15/2023 (Acquired 04/17/2015, Cost $290,783)[d]	300,000	282,000
BioScrip, Inc.
8.875%, 02/15/2021[b]	321,000	272,850
Select Medical Corp.
6.375%, 06/01/2021	450,000	454,500

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount		Value
Health Care Providers & Services — 0.5% (continued)
Tenet Healthcare Corp.
8.125%, 04/01/2022		$500,000	$547,500
WellCare Health Plans, Inc.
5.750%, 11/15/2020		165,000	171,600
Total Health Care Providers & Services			1,728,450
Hotels, Restaurants & Leisure — 1.0%
Caesar's Entertainment Operating Co., Inc.
10.750%, 02/01/2016[f]		1,500,000	390,000
6.500%, 06/01/2016[f]		4,432,000	1,772,800
Caesar's Entertainment Resort Properties LLC
8.000%, 10/01/2020[b]		1,108,000	1,041,520
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (Acquired 03/03/2014 through 05/05/2015, Cost $515,425)[b,d]		500,000	483,750
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%, 03/15/2019 (Acquired 02/26/2014, Cost $509,330)[b,d]		500,000	525,000
Viking Cruises Ltd.
6.250%, 05/15/2025 (Acquired 05/05/2015, Cost $245,000)[d]		245,000	243,163
Total Hotels, Restaurants & Leisure			4,456,233
Household Products — 0.5%
First Quality Finance Co., Inc.
4.625%, 05/15/2021 (Acquired 09/18/2013, Cost $274,789)[b,d]		295,000	275,825
Sun Products Corp.
7.750%, 03/15/2021 (Acquired 07/15/2014 through 05/14/2015, Cost $1,559,372)[b,d]		1,774,000	1,614,340
Total Household Products			1,890,165
Independent Power and Renewable Electricity Producers — 0.4%
Syncora Holdings Ltd.
0.000%, 07/07/2024		2,323,000	1,823,555
Industrial Conglomerates — 0.2%
CEVA Group PLC
9.000%, 09/01/2021 (Acquired 03/03/2015, Cost $707,715)[b,d]		750,000	723,750
Insurance — 1.3%
CNO Financial Group, Inc.
4.500%, 05/30/2020		135,000	137,025
5.250%, 05/30/2025		135,000	137,187
Genworth Financial, Inc.
7.625%, 09/24/2021		500,000	526,250
HUB International Ltd.
7.875%, 10/01/2021 (Acquired 10/10/2014 through 12/03/2014, Cost $713,010)[d]		700,000	714,000
Syncora Holdings Ltd.
6.880%, 09/29/2049[b,c]		7,881,000	3,388,829
TIG Finco PLC
8.500%, 03/02/2020 (Acquired 03/20/2015, Cost $519,916)[c,d]	GBP	408,967	674,715
Total Insurance			5,578,006
Internet Software & Services — 0.7%
EarthLink Holdings Corp.
8.875%, 05/15/2019		$3,000,000	3,127,500
Leisure Products — 0.4%
CBC Ammo LLC/CBC FinCo, Inc.
7.250%, 11/15/2021 (Acquired 11/08/2013 through 05/23/2014, Cost $1,665,102)[b,d]		1,650,000	1,546,875

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Life Sciences Tools & Services — 0.2%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, 06/15/2021 (Acquired 04/23/2015 through 04/24/2015, Cost $546,961)[d]	$539,800	$555,994
Universal Hospital Services, Inc.
7.625%, 08/15/2020	500,000	460,000
Total Life Sciences Tools & Services		1,015,994
Machinery — 0.6%
ATS Automation Tooling Systems, Inc.
6.500%, 06/15/2023 (Acquired 06/12/2015, Cost $185,000)[d]	185,000	188,931
BlueLine Rental Finance Corp.
7.000%, 02/01/2019 (Acquired 01/16/2014 through 01/22/2014, Cost $1,126,934)[b,d]	1,100,000	1,130,250
Navistar International Corp.
8.250%, 11/01/2021	730,000	693,500
NCSG Crane & Heavy Haul Services
9.500%, 08/15/2019 (Acquired 08/08/2014, Cost $1,000,000)[d]	1,000,000	650,000
Total Machinery		2,662,681
Marine — 0.3%
Global Ship Lease, Inc.
10.000%, 04/01/2019 (Acquired 03/11/2014, Cost $753,679)[b,d]	750,000	781,875
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, 11/15/2021 (Acquired 12/04/2013, Cost $510,106)[b,d]	500,000	492,500
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
7.375%, 01/15/2022 (Acquired 12/17/2013 through 11/20/2014, Cost $481,246)[b,d]	500,000	433,125
Total Marine		1,707,500
Media — 2.2%
Cumulus Media Holdings, Inc.
7.750%, 05/01/2019	750,000	688,125
DISH DBS Corp.
5.000%, 03/15/2023	311,000	288,453
iHeartCommunications, Inc.
10.000%, 01/15/2018	1,333,000	1,073,065
9.000%, 12/15/2019 (Acquired 02/19/2015, Cost $976,711)[d]	1,000,000	953,000
9.000%, 12/15/2019	2,500,000	2,382,500
10.625%, 03/15/2023 (Acquired 03/18/2015, Cost $201,500)[d]	200,000	189,500
LBI Media, Inc.
10.000%, 04/15/2019 (Acquired 04/17/2014 through 06/02/2015, Cost $1,038,901)[b,c,d]	1,000,000	1,033,750
Lee Enterprises, Inc.
9.500%, 03/15/2022 (Acquired 03/21/2014, Cost $768,677)[b,d]	750,000	763,125
Radio One, Inc.
9.250%, 02/15/2020 (Acquired 01/29/2014 through 01/30/2015, Cost $502,962)[b,d]	500,000	455,000
SiTV LLC/SiTV Finance, Inc.
10.375%, 07/01/2019 (Acquired 06/11/2015, Cost $93,323)[d]	119,000	98,175
The McClatchy Co.
9.000%, 12/15/2022	500,000	476,250
Viacom, Inc.
5.850%, 09/01/2043	500,000	496,077
Videotron Ltd.
9.125%, 04/15/2018[b]	62,000	63,085
WideOpenWest Finance LLC./WideOpenWest Capital Corp.
10.250%, 07/15/2019	839,000	895,633
Total Media		9,855,738

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Metals & Mining — 2.8%
Aleris International, Inc.
7.875%, 11/01/2020 (Acquired 04/24/2013 through 02/26/2014, Cost $1,050,410)[b,d]	$1,020,000	$1,058,250
American Gilsonite Co.
11.500%, 09/01/2017 (Acquired 02/26/2014 through 02/27/2014, Cost $328,816)[d]	325,000	291,688
ArcelorMittal
6.125%, 06/01/2025	220,000	219,313
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.
13.750%, 12/01/2015[b]	72,000	47,520
BlueScope Steel Ltd.
7.125%, 05/01/2018 (Acquired 06/30/2015, Cost $388,550)[d]	380,000	389,500
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 06/15/2023 (Acquired 05/19/2015 through 05/28/2015, Cost $520,970)[d]	520,000	521,300
Essar Steel Algoma, Inc.
9.500%, 11/15/2019 (Acquired 03/02/2015 through 05/05/2015, Cost $273,932)[d]	300,000	254,250
FMG Resources Ltd.
9.750%, 03/01/2022 (Acquired 04/22/2015 through 06/23/2015, Cost $483,656)[d]	480,000	495,600
IAMGOLD Corp.
6.750%, 10/01/2020 (Acquired 11/29/2012 through 02/26/2014, Cost $606,658)[b,d]	625,000	523,437
New Gold, Inc.
6.250%, 11/15/2022 (Acquired 07/11/2013, Cost $294,798)[b,d]	305,000	301,188
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%, 02/01/2020 (Acquired 01/17/2013, Cost $273,809)[b,d]	270,000	272,700
7.375%, 02/01/2020 (Acquired 04/29/2014, Cost $1,043,565)[b,d]	1,000,000	1,010,000
Thompson Creek Metals Co., Inc.
7.375%, 06/01/2018[b]	500,000	410,000
12.500%, 05/01/2019 (Acquired 05/08/2012 through 02/26/2014, Cost $4,394,876)[b,d]	4,493,000	4,156,024
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.750%, 12/15/2018 (Acquired 03/05/2014, Cost $1,599,353)[b,d]	1,500,000	1,584,374
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.750%, 06/15/2019 (Acquired 04/14/2014, Cost $503,939)[b,d]	500,000	532,500
Total Metals & Mining		12,067,644
Oil, Gas & Consumable Fuels — 6.0%
Antero Resources Corp.
5.125%, 12/01/2022	815,000	770,175
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
8.625%, 10/15/2020	302,000	265,760
California Resources Corp.
6.000%, 11/15/2024	240,000	206,100
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023	280,000	280,700
Citgo Holding, Inc.
10.750%, 02/15/2020 (Acquired 06/24/2015, Cost $232,871)[d]	225,000	230,063
Comstock Resources, Inc.
9.500%, 06/15/2020[b]	575,000	242,938
Drill Rigs Holdings, Inc.
6.500%, 10/01/2017 (Acquired 11/30/2012, Cost $500,166)[b,d]	500,000	438,750
Endeavor Energy Resources LP/EER Finance, Inc.
7.000%, 08/15/2021 (Acquired 04/16/2014, Cost $1,041,239)[b,d]	1,000,000	995,000
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/2020 (Acquired 03/05/2015 through 05/14/2015, Cost $827,015)[d]	865,000	759,038
7.500%, 12/15/2021[b]	460,000	149,500
6.875%, 03/15/2024 (Acquired 04/17/2015, Cost $70,196)[d]	190,000	61,750

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels — 6.0% (continued)
Ferrellgas LP/Ferrellgas Finance Corp.
6.750%, 06/15/2023 (Acquired 06/02/2015, Cost $285,000)[d]	$285,000	$286,425
Gastar Exploration, Inc.
8.625%, 05/15/2018	250,000	234,375
Halcon Resources Corp.
8.625%, 02/01/2020 (Acquired 04/21/2015 through 06/25/2015, Cost $616,935)[d]	600,000	592,500
9.750%, 07/15/2020	2,336,000	1,570,960
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	500,000	452,731
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 04/15/2020	500,000	410,105
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, 06/01/2025	650,000	635,375
Memorial Production Partners LP
7.625%, 05/01/2021	360,000	342,900
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.000%, 06/01/2020 (Acquired 05/22/2015 through 06/18/2015, Cost $4,511,416)[d]	4,450,000	4,260,874
Murray Energy Corp.
11.250%, 04/15/2021 (Acquired 04/10/2015, Cost $323,562)[d]	335,000	281,400
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.500%, 04/01/2019	1,280,000	1,203,199
Northern Oil and Gas, Inc.
8.000%, 06/01/2020	250,000	225,000
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	3,800,000	3,923,499
7.500%, 02/15/2021[b]	2,543,000	2,530,285
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, 05/15/2023 (Acquired 05/07/2015, Cost $302,546)[d]	300,000	301,500
Penn Virginia Corp.
8.500%, 05/01/2020	412,000	369,770
Petroleos Mexicanos
6.375%, 01/23/2045	775,000	799,258
Quicksilver Resources, Inc.
7.000%, 06/21/2019 (Acquired 03/12/2015, Cost $598,750)[c,d]	1,000,000	607,500
Resolute Energy Corp.
8.500%, 05/01/2020 (Acquired 04/20/2012 through 05/13/2014, Cost $100,300)[b,d]	100,000	60,625
SM Energy Co.
5.625%, 06/01/2025	280,000	277,144
Tullow Oil PLC
6.000%, 11/01/2020 (Acquired 11/01/2013, Cost $814,304)[b,d]	810,000	734,063
6.250%, 04/15/2022 (Acquired 04/03/2014 through 08/11/2014, Cost $598,999)[b,d]	600,000	531,000
United Refining Co.
10.500%, 02/28/2018	850,000	892,500
Whiting Petroleum Corp.
5.750%, 03/15/2021	220,000	216,480
Total Oil, Gas & Consumable Fuels		26,139,242
Paper & Forest Products — 1.4%
Cenveo Corp.
11.500%, 05/15/2017[b]	3,450,000	3,518,999
6.000%, 08/01/2019 (Acquired 09/29/2014, Cost $470,749)[b,d]	500,000	470,000
8.500%, 09/15/2022 (Acquired 09/02/2014 through 01/07/2015, Cost $440,037)[b,d]	500,000	417,500

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Paper & Forest Products — 1.4% (continued)
PaperWorks Industries, Inc.
9.500%, 08/15/2019 (Acquired 07/30/2014 through 08/11/2014, Cost $558,545)[b,d]	$550,000	$547,250
Plastipak Holdings, Inc.
6.500%, 10/01/2021 (Acquired 09/25/2013 through 10/11/2013, Cost $636,748)[b,d]	630,000	641,025
Tembec Industries, Inc.
9.000%, 12/15/2019 (Acquired 01/20/2015 through 06/18/2015, Cost $945,990)[d]	966,000	917,700
Total Paper & Forest Products		6,512,474
Pharmaceuticals — 0.6%
Capsugel SA
7.000%, 05/15/2019 (Acquired 11/05/2013 through 05/13/2014, Cost $2,049,067)[b,d]	2,000,000	2,035,230
Concordia Healthcare Corp.
7.000%, 04/15/2023 (Acquired 04/13/2015 through 05/05/2015, Cost $538,733)[d]	525,000	525,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.000%, 07/15/2023 (Acquired 06/24/2015, Cost $200,000)[d]	200,000	204,750
Total Pharmaceuticals		2,764,980
Professional Services — 0.9%
Southern Graphics, Inc.
8.375%, 10/15/2020 (Acquired 01/23/2013 through 04/28/2014, Cost $1,266,742)[b,d]	1,230,000	1,260,750
Visant Corp.
10.000%, 10/01/2017[b]	3,255,000	2,624,344
Total Professional Services		3,885,094
Real Estate Investment Trusts (REITs) — 0.0%
Communications Sales & Leasing, Inc.
6.000%, 04/15/2023 (Acquired 04/16/2015, Cost $218,433)[d]	215,000	210,272
Real Estate Management & Development — 0.2%
K Hovnanian Enterprises, Inc.
8.000%, 11/01/2019 (Acquired 10/31/2014, Cost $945,000)[d]	945,000	874,125
Road & Rail — 0.5%
CTP Transportation Products LLC/CTP Finance, Inc.
8.250%, 12/15/2019 (Acquired 02/19/2015, Cost $731,281)[d]	700,000	724,500
JCH Parent, Inc.
10.500%, 03/15/2019 (Acquired 06/05/2014 through 03/15/2015, Cost $489,320)[b,d]	500,250	376,438
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (Acquired 01/24/2014, Cost $999,999)[b,d]	1,000,000	776,250
Total Road & Rail		1,877,188
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	500,000	430,350
NXP BV/NXP Funding LLC
4.125%, 06/15/2020 (Acquired 06/02/2015, Cost $69,000)[d]	69,000	69,518
4.625%, 06/15/2022 (Acquired 06/02/2015, Cost $137,000)[d]	137,000	135,801
Total Semiconductors & Semiconductor Equipment		635,669
Software — 1.8%
Blue Coat Holdings, Inc.
8.375%, 06/01/2023 (Acquired 05/19/2015, Cost $340,000)[d]	340,000	345,950
First Data Corp.
12.625%, 01/15/2021[b]	3,750,000	4,331,249
11.750%, 08/15/2021	2,000,000	2,250,000
The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount		Value
Software — 1.8% (continued)
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023 (Acquired 06/29/2015, Cost $661,525)[d]		$661,000	$667,610
Total Software			7,594,809
Specialty Retail — 1.4%
Outerwall, Inc.
5.875%, 06/15/2021		630,000	589,050
Petco Holdings, Inc.
8.500%, 10/15/2017 (Acquired 08/06/2014, Cost $815,860)[d]		806,000	828,165
Rent-A-Center, Inc.
4.750%, 05/01/2021 (Acquired 07/30/2013, Cost $483,506)[b,d]		500,000	435,000
Toys R Us Property Co. II LLC
8.500%, 12/01/2017[b]		4,500,000	4,519,800
Total Specialty Retail			6,372,015
Technology Hardware, Storage & Peripherals — 0.2%
Italics Merger Sub, Inc.
7.125%, 07/15/2023 (Acquired 06/02/2015, Cost $1,027,859)[d]		1,027,000	1,014,163
Textiles, Apparel & Luxury Goods — 0.2%
Industrias Unidas SA de CV
8.750%, 03/26/2010[f,h]		38,000	0
Springs Industries, Inc.
6.250%, 06/01/2021[b]		827,000	808,393
Total Textiles, Apparel & Luxury Goods			808,393
Tobacco — 0.1%
Alliance One International, Inc.
9.875%, 07/15/2021		430,000	376,250
Trading Companies & Distributors — 0.1%
Fly Leasing Ltd.
6.375%, 10/15/2021		500,000	506,250
Wireless Telecommunication Services — 1.0%
Altice US Finance I Corp.
5.375%, 07/15/2023 (Acquired 05/29/2015, Cost $215,000)[d]		215,000	209,088
GCI, Inc.
6.875%, 04/15/2025		320,000	323,200
Intelsat Jackson Holdings SA
7.250%, 10/15/2020		500,000	494,375
5.500%, 08/01/2023		311,000	275,235
Sprint Communications, Inc.
9.250%, 04/15/2022[b]		1,025,000	1,119,813
Sprint Corp.
7.250%, 09/15/2021		1,470,000	1,447,030
7.125%, 06/15/2024		500,000	463,800
T-Mobile USA, Inc.
6.375%, 03/01/2025		195,000	200,119
Total Wireless Telecommunication Services			4,532,660
Total Corporate Bonds (Cost $191,989,324)			181,167,287
Foreign Government Notes/Bonds — 0.1%
Co-Operative Bank PLC
11.000%, 12/18/2023	GBP	253,000	473,449
Total Foreign Government Notes/Bonds (Cost $436,759)			473,449

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
US Government Treasury Bills — 0.4%
United States Treasury Bills
0.000%, 09/24/2015[g]	$1,560,000	$1,559,991
Total US Government Treasury Bills (Cost $1,559,560)		1,559,991
Bank Loans — 18.5%
Academy Sports
5.000%, 06/16/2022[c]	1,023,000	1,022,151
Accellent, Inc. Term Loan 2nd Lien
7.500%, 03/12/2022[c]	1,000,000	954,170
Affinion Group, Inc. Term Loan B
6.750%, 04/30/2018[c]	1,495,325	1,429,441
Answers Corp. Term Loan
6.250%, 10/01/2021[c]	473,620	402,577
Arch Coal, Inc. Term Loan
6.250%, 05/16/2018[c]	330,500	224,948
Arizona Chemical USA, Inc. Term Loan 2nd Lien
7.500%, 06/10/2022[c]	750,000	746,250
Asurion LLC Term Loan 2nd Lien
8.500%, 03/03/2021[c]	299,905	304,311
Auction.com Term Loan
6.000%, 05/07/2019[c]	1,229,918	1,098,317
Azelis Antelope Bidco 2nd Lien Term Loan B
9.250%, 05/22/2023[c]	616,000	676,448
Bats Global Markets Term Loan
5.750%, 01/31/2020[c]	167,241	167,659
Bob's Discount Furniture Term Loan 1st Lien
5.250%, 02/12/2021[c]	1,084,050	1,062,369
Bob's Discount Furniture Term Loan 2nd Lien
9.000%, 02/07/2022[c]	1,510,000	1,426,950
Bowie Resources LLC Term Loan 2nd Lien
11.750%, 08/16/2021[c]	177,060	167,322
BRG Holdings Corp. Term Loan 2nd Lien
10.250%, 04/14/2022[c]	1,717,000	1,734,170
Builders First Source Bridge Loan
0.000%, 05/07/2016[c]	3,593,000	3,593,000
Caesar's Entertainment Operating Co., Inc. Term Loan B 1st Lien
13.000%, 01/28/2018[c,f]	774,595	673,348
Caesar's Entertainment Operating Co., Inc. Term Loan B-5
10.000%, 01/29/2018[c,f]	537,136	476,171
Caesar's Entertainment Operating Co., Inc. Term Loan B-6
11.000%, 01/29/2018[c,f]	835,701	747,517
Caesar's Entertainment Resort Properties LLC Term Loan 1st Lien
7.000%, 10/11/2020[c,f]	789,459	714,066
CBAC Borrower LLC Term Loan B
8.250%, 07/02/2020[c]	161,000	148,120
Centaur Gaming LLC Term Loan 2nd Lien
8.750%, 02/20/2020[c]	669,000	674,573
Cirque Du Soleil Term Loan B 1st Lien
5.000%, 06/25/2022[c]	169,000	168,789
Cirque Du Soleil Term Loan 2nd Lien
8.533%, 06/25/2023[c]	353,000	349,470
Confie Seguros Term Loan 1st Lien
5.750%, 11/09/2018[c]	180,000	179,924

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Bank Loans — 18.5% (continued)
Dae Aviation Standard Aero Term Loan
5.250%, 06/24/2022[c]	$800,000	$798,000
Del Monte Foods, Inc. Term Loan 2nd Lien
8.250%, 08/18/2021[c]	1,863,000	1,680,202
Dell Term Loan
4.000%, 04/29/2020[c]	975,000	974,825
Direct ChassisLink, Inc. Term Loan 2nd Lien
8.250%, 11/30/2021[c,h]	821,100	822,167
Eastman Kodak Co. Term Loan
7.250%, 09/03/2019[c]	984,925	983,693
Emerging Markets Communications Term Loan 1st Lien
6.750%, 06/29/2021[c]	520,000	513,500
Encompass Digital Media, Inc. Term Loan 2nd Lien
8.750%, 06/03/2022[c]	1,759,000	1,745,808
Endemol US Term Loan 1st Lien
6.750%, 08/11/2021[c]	927,663	915,492
Environmental Resources Management, Inc. Term Loan 1st Lien
5.000%, 05/16/2021[c]	1,166,000	1,154,340
Esmalglass SAU Term Loan B 1st Lien
5.250%, 02/06/2022[c]	1,591,000	1,733,821
Euramax International, Inc. Term Loan
12.250%, 09/30/2016[c]	1,559,000	1,442,075
Expro Holdings Term Loan
5.750%, 08/12/2021[c]	1,032,200	906,075
Fieldwood Energy LLC 2nd Lien Term Loan
8.375%, 09/30/2020[c]	558,000	426,173
First Advantage/STG-Fairway Term Loan 1st Lien
6.250%, 06/29/2022[c]	974,000	961,825
Genesis Healthcare Corp. Term Loan
10.000%, 12/04/2017[c]	558,974	569,220
Global Tel Link Corp. Term Loan 2nd Lien
9.000%, 11/23/2020[c]	2,714,000	2,578,300
GST Autoleather 1st Lien
6.500%, 06/03/2020[c]	662,990	651,388
IMG Worldwide, Inc. Term Loan 1st Lien
5.250%, 05/06/2021[c]	852,846	850,288
J.C. Penney Term Loan
6.000%, 05/22/2018[c]	1,437,071	1,432,961
Jacks Family Restaurants Term Loan 1st Lien
5.750%, 06/24/2022[c]	842,000	835,685
Jacob's Entertainment, Inc. Term Loan 2nd Lien
13.000%, 10/29/2019[c]	389,000	389,000
Jeld Wen Term Loan
4.750%, 06/30/2022[c]	253,000	253,000
Long Term Care Group Holdings Corp. Term Loan B
6.000%, 06/08/2020[c]	667,774	600,997
Marine Acquisition Corp. Term Loan B
5.250%, 02/01/2021[c]	1,241,609	1,241,609
Mergermarket USA, Inc. Term Loan 1st Lien
4.500%, 02/04/2021[c]	478,938	469,359
Mergermarket USA, Inc. Term Loan 2nd Lien
7.500%, 02/04/2022[c]	495,000	460,350

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Bank Loans — 18.5% (continued)
MRI Software LLC
5.250%, 06/18/2021[c]	$826,000	$825,314
Navex Global Term Loan 1st Lien
5.753%, 11/19/2021[c]	80,595	79,991
Navex Global Term Loan 2nd Lien
9.750%, 11/18/2022[c]	877,000	863,845
Nord Anglia Term Loan
4.500%, 03/21/2021[c]	146,000	145,909
Novolex Holdings Term Loan
6.000%, 11/11/2021[c]	510,000	512,764
NXT Capital LLC Term Loan B
6.250%, 09/04/2018[c]	712,313	712,313
Oasis Holdings Term Loan
2.500%, 10/04/2020[c]	6,380,000	3,306,966
P2 Lower Acquisition LLC Term Loan
5.500%, 10/22/2020[c]	468,313	468,898
P2 Lower Acquisition LLC Term Loan 2nd Lien
9.500%, 10/22/2021[c]	1,903,000	1,893,485
Pacific 2 Term Loan B
0.100%, 10/17/2022[c]	129,496	160,741
PHS Senior Term Loan
5.529%, 04/17/2020[c]	27,253	41,483
PlayPower, Inc. Term Loan
7.000%, 06/23/2021[c]	988,000	980,590
Preferred Sands Term Loan
6.750%, 08/12/2020[c]	321,351	271,060
Protection One Term Loan 1st Lien
5.000%, 06/23/2021[c]	852,000	852,000
Protection One Term Loan 2nd Lien
9.750%, 06/17/2022[c]	434,000	427,490
Quicksilver Resources, Inc. Term Loan 2nd Lien
7.000%, 06/21/2019[c]	3,500,000	2,060,625
Sorenson Communications, Inc. Term Loan 1st Lien
8.000%, 04/30/2020[c]	495,000	497,475
Sun Products Corp. Term Loan B
5.500%, 03/23/2020[c]	1,489,238	1,447,361
Systems Maintenance Services, Inc. Term Loan 2nd Lien
9.250%, 10/16/2020[c]	493,000	488,070
Tensar 2nd Lien
9.500%, 07/09/2022[c]	681,000	551,610
Therakos, Inc.Term Loan 2nd Lien
10.750%, 07/18/2018[c]	925,000	934,250
TI Group Automotive Systems LLC Term Loan
4.500%, 06/24/2022[c]	240,000	239,100
Travelport
5.750%, 09/02/2021[c]	6,359,023	6,365,824
Viking Consortium LLC Term Loan
2.250%, 09/30/2015[c]	610,660	796,380
2.250%, 09/30/2015[c]	275,901	346,806
3.006%, 09/30/2015[c]	1,602,599	2,089,995
3.007%, 09/30/2015[c]	207,983	271,237
3.073%, 09/30/2015[c]	277,311	361,649

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

	Principal Amount		Value
Bank Loans — 18.5% (continued)
Visant Term Loan
7.000%, 08/13/2021[c]		$992,500	$956,105
William Morris Endeavor Entertainment LLC Term Loan 2nd Lien
8.250%, 05/06/2022[c]		1,510,000	1,465,953
YRC Worldwide, Inc. Term Loan 1st Lien
8.250%, 02/13/2019[c]		5,957,260	5,748,756
Total Bank Loans (Cost $83,248,901)			80,696,259
Other Securities — 0.2%
Fagor[h]	EUR	4,328,795	776,857
PFT Media Holdings[a,h]		$255,221	0
SlavInvestBank Loan Participation Notes
9.875%, 12/31/2012[f,h]		45,000	0
Tribune Litigation Interest[a,h]		13,789	0
Total Other Securities (Cost $1,195,690)			776,857
Warrants — 0.0%
RA Holding Corp.
Expiration December 2049[a,h]		23,183	0
Total Warrants (Cost $0)			0
	Contracts
Purchased Options — 0.2%[a]
Call Options — 0.2%
CBOE Volitility Index
Expiration July 2015, Exercise Price: $18.00		557	105,830
Expiration August 2015, Exercise Price: $18.00		1,609	353,980
Expiration September 2015, Exercise Price: $18.00		1,214	285,290
Total Call Options			745,100
Put Options — 0.0%
iShares Russell 2000 ETF
Expiration September 2015, Exercise Price: $111.00		694	98,548
Total Purchased Options (Cost $890,426)			843,648
	Shares
Money Market Funds — 16.6%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class
0.10%[b,c]		72,664,634	72,664,634
Total Money Market Funds (Cost $72,664,634)			72,664,634
Total Investments (Cost $506,364,816) — 111.8%			488,320,437
Liabilities in Excess of Other Assets — (11.8)%			(51,392,190)
Total Net Assets — 100.0%			$436,928,247

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF INVESTMENTS

June 30, 2015 (Unaudited) (continued)

Percentages are stated as a percent of net assets.

CHF  Swiss Francs

EUR  Euro

GBP  British Pound Sterling

SEK  Swedish Krona

PIK  Payment In-Kind

a  Non-income producing.

b  Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total value of $88,798,266.

c  Variable Rate Security. The rate shown represents the rate at June 30, 2015.

d  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2015, the value of these securities total $135,033,124 which represents 30.9% of total net assets.

e  Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by the Investment Advisor (unaudited). Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2015, the value of these securities total $1,627,350 which represents 0.4% of total net assets.

f  Default or other conditions exist and security is not presently accruing income.

g  All or a portion have been committed as collateral for futures.

h  Security classified as Level 3 as determined in good faith pursuant to procedures adopted by the Board of Trustees — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). At June 30, 2015, the value of these securities total $3,321,074 which represents 1.8% of total net assets.

i  All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited)

	Shares	Value
Common Stocks — 1.8%
Consumer Finance — 0.0%
EZcorp, Inc.	19,903	$147,879
Diversified Consumer Services — 0.1%
Ascent Capital Group, Inc.	5,990	256,013
Diversified Financial Services — 0.0%
iPayment Holdings, Inc.	23,861	83,513
Electrical Equipment — 0.1%
General Cable Corp.	21,100	416,303
Energy Equipment & Services — 0.1%
SEACOR Holdings, Inc.	5,870	416,418
Insurance — 0.2%
Primerica, Inc.	21,513	982,929
Internet & Catalog Retail — 0.1%
Ctrip.com International Ltd. — ADR	2,640	191,717
Internet Software & Services — 0.1%
Blucora, Inc.	12,810	206,881
Media — 0.0%
Dex Media, Inc.	98,453	71,871
Metals & Mining — 0.1%
United States Steel Corp.	24,000	494,880
Multiline Retail — 0.2%
J.C. Penney Co., Inc.	115,814	980,945
Oil, Gas & Consumable Fuels — 0.1%
Chevron Corp.	2,933	282,947
Cobalt International Energy, Inc.	11,220	108,946
Energy XXI Ltd.	7,050	18,541
Western Gas Equity Partners LP	2,850	171,000
Total Oil, Gas & Consumable Fuels		581,434
Pharmaceuticals — 0.2%
Depomed, Inc.	36,460	782,432
Impax Laboratories, Inc.	5,750	264,040
Total Pharmaceuticals		1,046,472
Real Estate Management & Development — 0.0%
Altisource Portfolio Solutions SA	4,905	151,025
Specialty Retail — 0.3%
Outerwall, Inc.	16,122	1,227,045
Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology, Inc.	12,975	173,086
Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	5,850	202,469
Iconix Brand Group, Inc.	13,760	343,587
Total Textiles, Apparel & Luxury Goods		546,056
Total Common Stocks (Proceeds $10,783,363)		7,974,467

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Convertible Bonds — 0.1%
Life Sciences Tools & Services — 0.1%
Illumina, Inc.
0.000%, 06/15/2019	$430,000	$503,369
Total Convertible Bonds (Proceeds $502,390)		503,369
Corporate Bonds — 4.3%
Auto Components — 0.0%
ZF North America Capital, Inc.
4.750%, 04/29/2025	195,000	189,150
Chemicals — 0.3%
INEOS Group Holdings SA
5.875%, 02/15/2019	500,000	502,500
Koppers, Inc.
7.875%, 12/01/2019	320,000	323,200
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
6.750%, 05/01/2022	273,000	278,460
Total Chemicals		1,104,160
Diversified Financial Services — 0.7%
Calfrac Holdings LP
7.500%, 12/01/2020	2,003,000	1,849,570
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 09/15/2018	1,396,000	1,144,720
Total Diversified Financial Services		2,994,290
Diversified Telecommunication Services — 0.0%
Windstream Services LLC
6.375%, 08/01/2023	260,000	213,655
Energy Equipment & Services — 0.1%
SESI LLC
7.125%, 12/15/2021	585,000	620,100
Household Products — 0.2%
Energizer Holdings, Inc.
5.500%, 06/15/2025	1,000,000	987,500
Internet Software & Services — 0.1%
iPayment, Inc.
10.250%, 05/15/2018	95,000	96,069
9.500%, 12/15/2019	381,187	362,127
Total Internet Software & Services		458,196
Life Sciences Tools & Services — 0.2%
Alphabet Holding Co , Inc.
7.750%, 11/01/2017	901,800	901,800
Metals & Mining — 1.3%
ArcelorMittal
6.250%, 03/01/2021	625,000	654,688
Cliffs Natural Resources, Inc.
7.750%, 03/31/2020	148,000	94,720
6.250%, 10/01/2040	386,000	171,770
FMG Resources Ltd.
9.750%, 03/01/2022	3,000,000	3,097,500
Hecla Mining Co.
6.875%, 05/01/2021	260,000	246,025

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Principal Amount	Value
Metals & Mining — 1.3.% (continued)
Imperial Metals Corp.
7.000%, 03/15/2019	$540,000	$522,450
Transocean, Inc.
6.875%, 12/15/2021	380,000	343,425
Vale Overseas Ltd.
4.375%, 01/11/2022	500,000	490,405
Total Metals & Mining		5,620,983
Oil, Gas & Consumable Fuels — 0.7%
California Resources Corp.
6.000%, 11/15/2024	584,000	501,510
Comstock Resources, Inc.
10.000%, 03/15/2020	250,000	226,250
Halcon Resources Corp.
8.625%, 02/01/2020	584,000	576,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, 12/01/2024	260,000	254,150
Pacific Drilling V Ltd.
7.250%, 12/01/2017	240,000	206,400
Peabody Energy Corp.
10.000%, 03/15/2022	130,000	80,275
SandRidge Energy, Inc.
8.750%, 06/01/2020	1,235,000	1,136,200
Total Oil, Gas & Consumable Fuels		2,981,485
Paper & Forest Products — 0.1%
Tembec Industries, Inc.
9.000%, 12/15/2019	325,000	308,750
Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology, Inc.
5.500%, 02/01/2025	290,000	271,730
Technology Hardware, Storage & Peripherals — 0.2%
Sungard Availability Services Capital, Inc.
8.750%, 04/01/2022	997,000	727,810
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co.
5.000%, 05/01/2025	220,000	212,850
PVH Corp.
4.500%, 12/15/2022	500,000	495,000
Total Textiles, Apparel & Luxury Goods		707,850
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc.
6.000%, 11/15/2022	610,000	557,388
Total Corporate Bonds (Proceeds $18,513,660)		18,644,847
	Shares
Exchange Traded Funds — 2.3%
iShares iBoxx $ High Yield Corporate Bond ETF	13,000	1,154,400
iShares iBoxx Investment Grade Corporate Bond ETF	4,760	550,827
iShares Russell 2000 ETF	7,540	941,444
Market Vectors Oil Service ETF	39,490	1,378,201

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF SECURITIES SOLD SHORT

June 30, 2015 (Unaudited) (continued)

	Shares	Value
Exchange Traded Funds — 2.3% (continued)
SPDR S&P 500 ETF Trust	19,835	$4,083,035
SPDR S&P Oil & Gas Exploration & Production ETF	41,293	1,926,731
SPDR S&P Retail ETF	1,375	135,658
Total Exchange Traded Funds (Proceeds $10,044,153)		10,170,296
	Principal Amount
US Government Note/Bond — 1.7%
United States Treasury Notes
2.250%, 03/31/2021	$7,000,000	7,146,013
Total US Government Note/Bond (Proceeds $7,015,316)		7,146,013
Total Securities Sold Short (Proceeds $46,858,882) — 10.2%		$44,438,992

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SCHEDULE OF OPTIONS WRITTEN

June 30, 2015 (Unaudited)

	Contracts	Value
Call Options
CBOE Volitility Index
Expiration: July 2015, Exercise Price: $21.00	557	$69,625
Expiration: August 2015, Exercise Price: $21.00	1,609	257,440
Expiration: September 2015, Exercise Price: $21.00	1,214	217,306
Total Call Options		544,371
Put Options
iShares Russell 2000 ETF
Expiration: September 2015, Exercise Price: $90.00	694	12,145
Total Put Options		12,145
Total Options Written (Premiums Received $490,686) — 0.1%		$556,516

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

FUTURES CONTRACTS

June 30, 2015 (Unaudited)

	Expiration Month	Contracts	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
US 10Yr Note	September 2015	258	$32,552,344	$(310,580)
US 5Yr Note	September 2015	47	5,605,117	11,630
US 2Yr Note	September 2015	4	875,750	1,240
Total Futures Contracts Purchased				(297,710)
Short Futures Contracts
US Ultra Bond	September 2015	1	154,063	2,091
US Long Bond	September 2015	12	1,810,125	(13,156)
USA IRS 10Yr Prime	September 2015	160	16,327,500	(99,129)
USA IRS 5Yr Prime	September 2015	466	47,422,781	(226,320)
Total Short Futures Contracts				(336,514)
Total Futures Contracts — 0.2%				$(634,224)

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SWAP CONTRACTS

June 30, 2015 (Unaudited)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Value	Moody's Rating of Reference Entity	Maximum Potential Future Payment (Receipt)	Upfront Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swap Buy Contracts
BNP Paribas S.A.	Alcoa, Inc.	Buy	(1.00%)	Mar 20 2019	$3,500,000	Ba1	$(3,500,000)	$91,736	$(71,960)
BNP Paribas S.A.	Avon Products, Inc.	Buy	(1.00%)	Mar 20 2020	2,000,000	Ba2	(2,000,000)	319,625	86,284
BNP Paribas S.A.	International Paper Co.	Buy	(1.00%)	Sep 20 2018	4,000,000	Baa2	(4,000,000)	(9,997)	(76,214)
BNP Paribas S.A.	J.C. Penney Co., Inc.	Buy	(5.00%)	Mar 20 2020	3,000,000	Caa2	(3,000,000)	499,124	(401,777)
BNP Paribas S.A.	Markit CDX.HY.23[a]	Buy	(5.00%)	Dec 20 2019	14,550,000	B1	(14,550,000)	(759,022)	(374,693)
BNP Paribas S.A.	Markit CDX.NA.HY.24[a]	Buy	(5.00%)	Jun 20 2020	4,950,000	B1	(4,950,000)	(345,587)	33,702
BNP Paribas S.A.	Markit CMBX.NA.BB.6[b]	Buy	(5.00%)	May 11 2063	5,000,000	Bb	(5,000,000)	43,717	(12,467)
BNP Paribas S.A.	Markit CMBX.NA.BB.6[b]	Buy	(5.00%)	May 11 2063	5,000,000	Bb	(5,000,000)	(23,147)	54,397
BNP Paribas S.A.	Nucor Corp.	Buy	(1.00%)	Mar 20 2019	3,000,000	Baa1	(3,000,000)	(47,328)	(12,031)
BNP Paribas S.A.	Stanley Black & Decker, Inc.	Buy	(1.00%)	Dec 20 2018	3,000,000	Baa1	(3,000,000)	(35,062)	(21,803)
Credit Suisse	Best Buy, Inc.	Buy	(5.00%)	Jun 20 2019	3,000,000	Baa2	(3,000,000)	(173,419)	(215,126)
Credit Suisse	Darden Restaurants, Inc.	Buy	(1.00%)	Sep 20 2020	2,000,000	Ba1	(2,000,000)	(12,790)	0
Credit Suisse	Expedia, Inc.	Buy	(1.00%)	Dec 20 2019	3,500,000	Ba2	(3,500,000)	53,654	(89,521)
Credit Suisse	Staples, Inc.	Buy	(1.00%)	Jun 20 2019	5,000,000	Baa2	(5,000,000)	277,319	(263,553)
Credit Suisse	The Walt Disney Co.	Buy	(1.00%)	Sep 20 2018	3,000,000	A2	(3,000,000)	(65,980)	(20,435)
Credit Suisse	Xerox Corp.	Buy	(1.00%)	Dec 20 2019	3,000,000	Baa2	(3,000,000)	(24,159)	12,794
Goldman Sachs & Co.	Capital One Financial Corp.	Buy	(1.00%)	Dec 20 2016	2,000,000	Baa1	(2,000,000)	5,537	(32,261)
Goldman Sachs & Co.	H&R Block, Inc.	Buy	(5.00%)	Jun 20 2018	2,000,000	Baa2	(2,000,000)	(187,537)	(66,962)
Goldman Sachs & Co.	Kimco Realty Corp.	Buy	(1.00%)	Jun 20 2016	2,250,000	Baa1	(2,250,000)	6,520	(25,025)
Goldman Sachs & Co.	Mohawk Industries, Inc.	Buy	(1.00%)	Jun 20 2017	2,000,000	Baa2	(2,000,000)	27,242	(60,775)
Goldman Sachs & Co.	YUM! Brands, Inc.	Buy	(1.00%)	Mar 20 2018	3,000,000	Baa3	(3,000,000)	(22,839)	(24,760)
JP Morgan Chase & Co.	Assured Guaranty Ltd.	Buy	(5.00%)	Jun 20 2020	1,887,000	Baa2	(1,887,000)	(123,249)	48,203
JP Morgan Chase & Co.	Assured Guaranty Ltd.	Buy	(5.00%)	Sep 20 2020	451,000	Baa2	(451,000)	(40,491)	24,807
JP Morgan Chase & Co.	iHeartCommunications, Inc.	Buy	(5.00%)	Sep 20 2017	291,000	Caa2	(291,000)	32,458	14,094
JP Morgan Chase & Co.	iHeartCommunications, Inc.	Buy	(5.00%)	Sep 20 2017	294,000	Caa2	(294,000)	45,570	0
JP Morgan Chase & Co.	Raiffeisen Bank International	Buy	(1.00%)	Jun 20 2020	1,361,000	Baa2	(1,361,000)	127,477	(2,166)
Total Credit Default Swap Buy Contracts									(1,497,248)
Credit Default Swap Sell Contracts
BNP Paribas S.A.	Markit CMBX.NA.BBB.8[c]	Sell	3.00%	Oct 17 2057	5,000,000	Bbb	(5,000,000)	(216,944)	(129,423)
Credit Suisse	MGM Holdings, Inc.	Sell	5.00%	Jun 20 2018	1,500,000	B2	(1,500,000)	18,387	107,482
Total Credit Default Swap Sell Contracts									(21,941)
Total Credit Default Swap Contracts									$(1,519,189)

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

SWAP CONTRACTS

June 30, 2015 (Unaudited) (continued)

Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	2.239%	12/17/24	$2,000,000	$27,751
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	1.185%	12/5/17	30,000,000	(95,214)
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	2.101%	1/8/25	5,000,000	131,786
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	1.937%	1/27/25	5,000,000	205,355
BNP Paribas S.A.	Pay	3-Month USD-LIBOR	2.363%	10/16/24	5,000,000	8,976
Total Interest Rate Swap Contracts (0.3%)						$278,654

a  Markit CDX North American High Yield Index

b  Markit CMBX North American BB Rated Index Tranche

c  Markit CMBX North American BBB Rated Index Tranche

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

FORWARD CONTRACTS

June 30, 2015 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	U.S. $ Value June 30, 2015	Currency to be Received	U.S. $ Value June 30, 2015	Unrealized Appreciation (Depreciation)
7/20/15	U.S. Bank	482,613 U.S. Dollars	$482,613	455,625 Swiss Francs	$487,696	$5,083
7/20/15	U.S. Bank	782,245 Swiss Francs	837,306	846,591 U.S. Dollars	846,591	9,285
7/20/15	U.S. Bank	16,615,115 Euros	18,528,478	18,804,955 U.S. Dollars	18,804,955	276,477
7/20/15	U.S. Bank	2,238,395 U.S. Dollars	2,238,395	2,020,779 Euros	2,253,488	15,093
7/20/15	U.S. Bank	4,409,519 U.S. Dollars	4,409,519	2,841,024 British Pounds	4,463,319	53,800
7/20/15	U.S. Bank	9,621,551 British Pounds	15,115,695	15,044,114 U.S. Dollars	15,044,114	(71,581)
7/20/15	U.S. Bank	34,553,051 Swedish Krona	4,169,849	4,202,240 U.S. Dollars	4,202,240	32,391
7/20/15	U.S. Bank	391,128 U.S. Dollars	391,128	3,256,860 Swedish Krona	393,037	1,909
Total Forward Contracts — 0.1%			$46,172,983		$46,495,440	$322,457

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

REVERSE REPURCHASE AGREEMENTS

June 30, 2015 (Unaudited)

	Principal Amount	Value
Reverse Repurchase Agreements — 5.3%
Credit Suisse Securities U.S.A., LLC (Dated 6/12/2015), due 7/10/2015, 1.939%	$9,915,000	$9,915,000
Credit Suisse Securities U.S.A., LLC (Dated 6/15/2015), due 7/8/2015, 2.036%	4,352,000	4,352,000
Credit Suisse Securities U.S.A., LLC (Dated 6/19/2015), due 7/20/2015, 2.038%	8,729,000	8,729,000
Total Repurchase Agreements (Proceeds $22,996,000) — 5.3%		$22,996,000

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2015 (Unaudited):

	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	$843,648
Written Options			Written option contracts at value	$556,516
Total Equity Contracts		$843,648		$556,516
Interest Rate Contracts:
Futures contracts	Unrealized appreciation on futures contracts*	$14,961	Unrealized depreciation on futures contracts*	$649,185
Swap Contracts	Unrealized appreciation on swap contracts**	373,868	Unrealized depreciation on swap contracts**	95,214
Foreign Exchange Contracts:
Forward Contracts	Cumulative unrealized appreciation on forward contracts***	394,038	Cumulative unrealized depreciation on forward contracts***	71,581
Credit Contracts:
Swap Contracts	Swap payments paid & unrealized appreciation on swap contracts****	1,930,130	Swap payments received & unrealized depreciation on swap contracts****	3,988,502
Total Derivatives		$3,556,645		$5,360,998

*  Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule. Cumulative net appreciation/depreciation is presented on the Statement of Assets and Liabilities.

**  Includes cumulative appreciation/depreciation on interest rate swap contracts as reported in the Swap Contracts schedule.

***  Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.

****  Includes both the unrealized gain/loss and the upfront payments paid or received on credit default swap contracts. As reported in the Swap Contracts schedule.

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments)	$(2,411,442)
Written Options	387,564
Total Equity Contracts	$(2,023,878)
Interest Rate Contracts:
Futures contracts	$(965,857)
Foreign Exchange Contracts:
Forward contracts	3,964,568
Credit Contracts:
Swap contracts	(2,106,915)
Total Realized Loss on Derivatives	$(1,132,082)

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$704,211
Written Options	(198,077)
Total Equity Contracts	$506,134
Interest Rate Contracts:
Futures contracts	$(53,200)
Swap contracts	328,059
Foreign Exchange Contracts:
Forward contracts	(774,249)
Credit Contracts:
Swap contracts	385,556
Total Change in Unrealized Appreciation (Depreciation) on Derivatives	$(113,834)

The average quarterly market value of purchased and written options during the trailing four quarters ended June 30, 2015 were as follows:

Purchased options	$874,276
Written options	$222,930

The average quarterly notional amount of futures contracts during the trailing four quarters ended June 30, 2015 were as follows:

Long Futures Contracts
Interest Rate Contracts	$28,405,651
Short Futures Contracts
Interest Rate Contracts	$88,775,643

The average quarterly notional amount of swaps and forward contracts during the trailing four quarters ended June 30, 2015 were as follows:

Swaps	$174,233,000
Forward Contracts	$60,747,063

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2015 (Unaudited):

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$17,746,329 (1)	$7,648,112	(2)	$1,544,543	(3)	$26,938,984
Preferred Stocks	239,448	4,091,794		127,807		4,459,049
Asset Backed Securities	—	9,577,119		—		9,577,119
Mortgage Backed Securities	—	95,705,890		—		95,705,890
Convertible Bonds	—	13,457,270		—		13,457,270
Corporate Bonds	—	181,117,587		49,700		181,167,287
Foreign Government Notes/Bonds	—	473,449		—		473,449
U.S. Government Treasury Bills	—	1,559,991		—		1,559,991
Bank Loans	—	79,874,092		822,167		80,696,259
Other Securities	—	—		776,857		776,857
Warrants	—	—		—		—
Purchased Options	843,648	—		—		843,648
Money Market Funds	72,664,634	—		—		72,664,634
Total Investments in Long Securities	$91,494,059	$393,505,304		$3,321,074		$488,320,437
Securities Sold Short:
Common Stocks	$7,974,467 (1)	$—	(2)	$—		$7,974,467
Convertible Bonds	—	503,369		—		503,369
Corporate Bonds	—	18,644,847		—		18,644,847
Exchange Traded Funds	10,170,296	—		—		10,170,296
U.S. Government Notes/Bonds	—	7,146,013		—		7,146,013
Total Securities Sold Short	$18,144,763	$26,294,229		$—		$44,438,992
Written Options	$544,371	$12,145		$—		$556,516
Other Financial Instruments*
Futures Contracts Purchased	$(297,710)	$—		$—		$(297,710)
Short Futures Contracts	(336,514)	—		—		(336,514)
Credit Default Swap Buy Contracts	—	(1,497,248)		—		(1,497,248)
Credit Default Swap Sell Contracts	—	(21,941)		—		(21,941)
Interest Rate Swap Contracts	—	278,654		—		278,654
Forward Contracts	322,457	—		—		322,457
Repurchase Agreements	—	22,996,000		—		22,996,000
Total Other Financial Instruments	$(311,767)	$21,755,465		$—		$21,443,698

(1)  Please refer to the Schedule of Investments for additional information regarding the composition of the common stocks in Level 1.

(2)  The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

	Long Securities	Securities Sold Short
Banks	$2,827,815	$—
Beverages	443,474	—
Diversified Financial Services	—	83,513
Wireless Telecommunication Services	4,376,823	—
	$7,648,112	$83,513

(3)  The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Building Products	—
Transportation Infrastructure	1,544,543
$1,544,543

* Includes cumulative appreciation (depreciation) on Other Financial Instruments as reported in their respective Schedules.

Below are the transfers into or out of Levels 1 and 2 during the quarter ended June 30, 2015 :

	Long Securities	Securities Sold Short
Transfers into Level 1	$—	$—
Transfers out of Level 1	(1,243,082)	—
Net Transfers in and/(out) of Level 1	$(1,243,082)	$—
Transfers into Level 2	$1,243,082	$—
Transfers out of Level 2	—	—
Net Transfers in and/(out) of Level 2	$1,243,082	$—

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of a foreign stock exchange closure.

There were no transfers from Level 2 to Level 1.

Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at value
Balance as of December 31, 2014	$4,345,825
Accrued discounts/premiums	—
Realized gain (loss)	75,228
Change in unrealized depreciation	(602,667)
Purchases	—
(Sales)	(497,312)
Transfer in/(out) of Level 3	—
Balance as of June 30, 2015	$3,321,074
Change in unrealized appreciation/ depreciation during the period for level 3 investments held at June 30, 2015	$(602,686)

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

The following provides information regarding the valuation techniques, inputs used, and other information related to the fair value of Level 3 investments as of June 30, 2015 (Unaudited).

Type of Security	Fair Value at 6/30/2015	Valuation Techniques	Unobservable Input	Range		Weighted Average		Impact to Valuation from an Increase in Input
Common Stocks	$1,544,543	Market comparable companies	EBITDA multiple	5.83	x	5.83	x	Increase
			Revenue multiple	0.62	x	0.62	x	Increase
			Discount for lack of marketability	25%		25%		Decrease
Preferred Stocks	127,807	Valuation based on financial information from company	Private company financial information	N/A		N/A		Increase
			Discount for lack of marketability	75%		75%		Decrease
Mortgage Backed Securities	—	Consensus pricing	Third party & broker quoted inputs	N/A		N/A		Increase
Corporate Bonds	49,700	Consensus pricing	Third party & broker quoted inputs	N/A		N/A		Increase
Bank Loans	822,167	Consensus pricing	Third party & broker quoted inputs	N/A		N/A		Increase
Other Securities	776,857	Consensus pricing	Inputs used by third party valuation firm	N/A		N/A		Increase

The significant unobservable inputs used in the fair value measurement of the Portfolio's rights are the likelihood that cash flows or shares will be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Portfolio's common and preferred stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Portfolio's third party administrator, which report to the Valuation Committee. For third-party information, the Advisor monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST
RELATIVE VALUE — LONG/SHORT DEBT

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2015 (Unaudited):

Assets:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	Statement Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Futures Contracts	$14,961	$(14,961)	$—	$—	$—	$—
Credit Default Swap Contracts	381,763	—	381,763	(381,763)	—	—
Interest Rate Swap Contracts	373,868	—	373,868	(95,214)	—	278,654
Forward Contracts	394,038	—	394,038	(71,581)	—	322,457
	$1,164,630	$(14,961)	$1,149,669	$(548,558)	$—	$601,111

Liabilities:

	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Written Options	$556,516	$—	$556,516	$—	$(556,516)	$—
Futures Contracts	649,185	(14,961)	634,224	(634,224)	—	—
Credit Default Swap Contracts	1,900,952	—	1,900,952	(381,763)	(1,519,189)	—
Interest Rate Swap Contracts	95,214	—	95,214	(95,214)	—	—
Forward Contracts	71,581	—	71,581	(71,581)	—	—
Reverse Repurchase Agreements	22,996,000	—	22,996,000	(22,996,000)	—	—
	$26,269,448	$(14,961)	$26,254,487	$(24,178,782)	$(2,075,705)	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Long/Short Equity	Managed Futures Strategies (Consolidated)	Market Neutral	Relative Value — Long/Short Debt
Assets:
Investments, at value (cost $269,446,181, $39,996,721, $47,128,704, $506,364,816)	$290,166,218	$40,112,939	$49,087,208	$488,320,437
Foreign currency, at value (cost $4,739,785, $0, $0, $33,599)	4,715,056	—	—	35,747
Cash	—	—	—	—
Receivable for investments sold	35,657,928	—	2,208,555	29,495,408
Receivable for Portfolio shares issued	284,667	52,426	52,426	71,396
Dividends and interest receivable	164,043	2,355	90,287	4,207,074
Restricted Cash	117,190,023	12,538,266	32,363,414	25,131,112
Collateral paid on open swap contracts	—	—	—	2,485,743
Swap payments paid	—	—	—	1,548,366
Unrealized gain on swap contracts	3,047,514	1,483,758	—	755,631
Receivable for swap interest	6,111	—	—	19,276
Receivable for forward contracts	—	—	—	394,038
Total Assets	451,231,560	54,189,744	83,801,890	552,464,228
Liabilities:
Securities sold short, at value (proceeds $142,135,537, $0, $24,686,837, $46,858,882)	136,177,540	—	23,193,864	44,438,992
Written option contracts, at value (premiums received $144,604, $0, $0, $490,686)	133,108	—	—	556,516
Payable for investments purchased	25,377,827	18,633	2,367,995	40,899,663
Payable to broker for dividends and interest on securities sold short	177,898	—	21,953	359,961
Payable for reverse repurchase agreements, at value (proceeds $0, $0, $0, $22,996,000)	—	—	—	22,996,000
Payable to Advisor	477,858	91,320	101,206	755,718
Payable for Portfolio shares redeemed	429,197	—	107,299	1,151,565
Unrealized loss on swap contracts	270,557	2,017,913	—	1,996,166
Swap payments received	—	—	—	2,087,551
Payable for interest on reverse repurchase agreements	—	—	—	19,739
Payable for swap interest	728,112	—	—	200,974
Payable for forward contracts	—	—	—	71,581
Payable for variation margin	—	—	—	1,555
Total Liabilities	163,772,097	2,127,866	25,792,317	115,535,981
Net Assets	$287,459,463	$52,061,878	$58,009,573	$436,928,247
Net Assets Consist of:
Shares of beneficial interest	$257,515,312	$47,028,053	$56,677,886	$506,840,950
Undistributed net investment income (loss)	(4,424,430)	(697,635)	(785,462)	10,833,104
Accumulated net realized gain (loss)	4,904,167	6,149,397	(1,334,328)	(63,749,553)
Net unrealized appreciation (depreciation) on:
Investments	20,720,037	116,218	1,958,504	(18,044,379)
Foreign currency and foreign currency translation	(2,073)	—	—	246,367
Securities sold short	5,957,997	—	1,492,973	2,419,890
Futures contracts	—	—	—	(634,224)
Written option contracts	11,496	—	—	(65,830)
Swap contracts	2,776,957	(534,155)	—	(1,240,535)
Forward Contracts	—	—	—	322,457
Total Net Assets	$287,459,463	$52,061,878	$58,009,573	$436,928,247
Shares outstanding (unlimited shares authorized, $0.001 par value)	34,112,151	5,322,813	7,112,232	46,022,080
Net asset value, offering and redemption price per share	$8.43	$9.78	$8.16	$9.49

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

STATEMENTS OF OPERATIONS

	For the Six Months Ended June 30, 2015 (Unaudited)
	Long/Short Equity	Managed Futures Strategies (Consolidated)	Market Neutral	Relative Value — Long/Short Debt
Investment Income:
Dividend income (net of foreign withholding tax of $46,494, $0, $0, $26,670)	$1,210,563	$—	$298,922	$448,402
Interest income	27,310	16,422	—	17,545,646
Total Investment Income	1,237,873	16,422	298,922	17,994,048
Expenses:
Investment advisory fees (See Note 7)	2,792,429	506,646	629,827	4,482,343
Operating service fees (See Note 7)	398,918	72,378	89,976	641,515
Total operating expenses before dividends and interest on short positions	3,191,347	579,024	719,803	5,123,858
Dividends and interest on short positions	1,848,155	135,033	336,319	1,702,911
Total Expenses	5,039,502	714,057	1,056,122	6,826,769
Net Investment Income (Loss)	(3,801,629)	(697,635)	(757,200)	11,167,279
Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	22,917,786	48,102	3,978,137	(19,786,235)
Foreign currency and foreign currency translation	(205,907)	—	—	(4,184,037)
Forward contracts	—	—	—	3,964,568
Securities sold short	(4,867,580)	—	(2,094,385)	2,257,661
Futures contracts	—	—	—	(965,857)
Written option contracts	972,387	—	4,474	387,564
Swap contracts	(361,017)	6,034,929	—	(2,106,915)
Net Realized Gain (Loss)	18,455,669	6,083,031	1,888,226	(20,433,251)
Change in unrealized appreciation (depreciation) on:
Investments	(5,180,819)	27,063	(2,150,649)	15,856,147
Foreign currency and foreign currency translation	(54,381)	—	—	75,302
Securities sold short	3,007,299	—	2,541,120	(1,611,927)
Forward contracts	—	—	—	(774,249)
Written option contracts	(115,051)	—	—	(198,077)
Futures contracts	—	—	—	(53,200)
Swap contracts	2,299,274	(8,170,488)	—	713,615
Net Change in Unrealized Appreciation (Depreciation)	(43,678)	(8,143,425)	390,471	14,007,611
Net Realized and Unrealized Gain (Loss)	18,411,991	(2,060,394)	2,278,697	(6,425,640)
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,610,362	$(2,758,029)	$1,521,497	$4,741,639
The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long/Short Equity	Managed Futures Strategies (Consolidated)	Market Neutral	Relative Value — Long/Short Debt
Net Assets, December 31, 2013	$329,033,280	$65,499,136	$92,851,780	$543,609,187
2014:
Operations:
Net investment income (loss)	(7,973,862)	(1,287,776)	(2,411,704)	27,155,227
Net realized gain (loss)	22,586,430	(2,513,115)	(866,195)	(9,794,304)
Change in unrealized appreciation (depreciation)	(2,417,703)	696,823	(1,233,395)	(40,005,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,194,865	(3,104,068)	(4,511,294)	(22,644,875)
Capital Share Transactions:
Proceeds from shares sold	162,622,531	13,765,364	44,014,500	415,599,552
Cost of shares redeemed	(139,399,890)	(31,829,297)	(43,830,857)	(298,032,864)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	23,222,641	(18,063,933)	183,643	117,566,688
Total Increase/(Decrease) in Net Assets	35,417,506	(21,168,001)	(4,327,651)	94,921,813
Net Assets, December 31, 2014 *	364,450,786	44,331,135	88,524,129	638,531,000
* Including undistributed net investment income (loss)	$(622,801)	$—	$(28,262)	$(334,175)
2015 (Unaudited):
Operations:
Net investment income (loss)	$(3,801,629)	$(697,635)	$(757,200)	$11,167,279
Net realized gain (loss)	18,455,669	6,083,031	1,888,226	(20,433,251)
Change in unrealized appreciation (depreciation)	(43,678)	(8,143,425)	390,471	14,007,611
Net Increase (Decrease) in Net Assets Resulting from Operations	14,610,362	(2,758,029)	1,521,497	4,741,639
Capital Share Transactions:
Proceeds from shares sold	33,098,712	28,293,476	23,933,637	16,514,944
Cost of shares redeemed	(124,700,397)	(17,804,704)	(55,969,690)	(222,859,336)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(91,601,685)	10,488,772	(32,036,053)	(206,344,392)
Total Increase/(Decrease) in Net Assets	(76,991,323)	7,730,743	(30,514,556)	(201,602,753)
Net Assets, June 30, 2015**	$287,459,463	$52,061,878	$58,009,573	$436,928,247
** Including undistributed net investment income (loss)	$(4,424,430)	$(697,635)	$(785,462)	$10,833,104

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

1. ORGANIZATION

Underlying Funds Trust (the "UFT") is an open-end management investment company organized as a Delaware statutory trust and operates in a fund-of-funds structure. The UFT is comprised of four series of mutual funds, all of which are diversified, open-ended management investment companies (the "Portfolios"). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to the affiliated, publicly offered series of Hatteras Alternative Mutual Funds Trust (the "Funds").

As of June 30, 2015, the UFT consisted of the following Portfolios:

•  Long/Short Equity Portfolio

•  Managed Futures Strategies Portfolio

•  Market Neutral Portfolio

•  Relative Value — Long/Short Debt Portfolio

Hatteras Alternative Mutual Funds Trust (the "Trust") (until February 26, 2010, the Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the 1940 Act. The Trust is an open-ended management investment company issuing seven diversified series of shares to investors including: Hatteras Alpha Hedged Strategies Fund ("Alpha"), Hatteras Alternative Multi-Manager Fund ("Alt. Multi-Manager"), Hatteras Event Driven Fund ("Event Driven"), Hatteras Long/Short Debt Fund ("Long/Short Debt"), Hatteras Long/Short Equity Fund ("Long/Short Equity"), Hatteras Managed Futures Strategies Fund ("Managed Futures"). Alpha commenced operations on September 23, 2002. Alt. Multi-Manager, Long/Short Debt, and Long/Short Equity commenced operations on May 2, 2011. Managed Futures commenced operations on September 27, 2012. Market Neutral had not yet commenced operations as of June 30, 2015. Until June 30, 2015, Hatteras Alternative Multi-Manager Fund was known as Hatteras Hedged Strategies Fund. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund, with the exception of Event Driven and Market Neutral, pursues its investment objective by investing in other affiliated mutual funds in the Trust or in the UFT.

Under a fund-of-funds structure, each Fund other than Event Driven invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Hatteras Funds, LLC (the "Advisor") and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the "Board") may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Managed Futures Strategies may invest up to 25% of its total assets in Hatteras Trading Advisors (the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Managed Futures Strategies and is therefore consolidated. All intercompany balances, revenues, and expenses have been eliminated in consolidation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the UFT.

Cash — Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. Restricted cash includes deposits for short sales.

Security Valuation — The Funds' investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation (continued)

bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolios calculate their net asset value, the Portfolios may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to June 30, 2015 related to subsequent valuation information obtained. There were no such adjustments made to the value of investments as of June 30, 2015.

Various inputs are used in determining the value of the Portfolios' investments. A summary of the inputs used to value the Portfolio's net assets as of June 30, 2015 is located in a table following each Portfolio's Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss — Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Capital gain distributions received are recorded as capital gains.

Repurchase Agreements — The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral; securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Reverse Repurchase Agreements — The Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Portfolio will segregate assets determined to be liquid by the Advisor or otherwise cover its obligations under reverse repurchase agreements.

Foreign Currency Translations and Transactions — The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating a Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Convertible Securities — The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants — The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios' entire investment therein).

Short Sales — The Portfolios may engage in short sale transactions. Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Portfolios under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Portfolios are liable for any dividends or interest payable on securities while those securities are in a short position. Dividends received on short positions are categorized as dividend expense in the Statement of Operations. As collateral for its short positions, the Portfolios are required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. A Portfolio will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Restricted Securities — The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments of the UFT.

To Be Announced ("TBA") Transactions — The Portfolios may purchase securities on a forward commitment or on a 'To Be Announced" basis. The Portfolios record TBA transactions on the trade date and segregate with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the six months ended June 30, 2015, the Portfolios did not engage in any TBA transactions.

Bank Loans — The Portfolios may purchase senior secured floating rate loans or senior secured floating rate debt securities (collectively "Bank Loans"). Bank Loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in Bank Loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of a Portfolio's investments and a potential decrease in the NAV of the Portfolio. Some of the Bank Loans in which the Portfolios will invest may be secured by specific collateral, however there can be no assurance that such collateral would satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Portfolio's access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Bank Loan.

There is no organized exchange on which Bank Loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of Bank Loans than for securities with a more developed secondary market and the Portfolios may not realize full value in the event of the need to sell a Bank Loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Bank Loans (continued)

periods. Some Bank Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Bank Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Portfolios, such as invalidation of the Bank Loans or causing interest previously paid to be refunded to the borrower. Investments in Bank Loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Bank Loans for investment by the Portfolios may be adversely affected. Many Bank Loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most Bank Loans than is the case for many other types of securities. Although a Bank Loan may be senior to equity and other debt securities in a borrower's capital structure, such obligations may be structurally subordinated to obligations of the borrower's subsidiaries.

Consolidation of Subsidiary — The financial statements of Managed Futures Strategies include the accounts of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Managed Futures may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Managed Futures' investment objectives and policies.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation ("CFC") not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary's net income and capital gains, if any, will be included each year in Managed Futures' investment company taxable income.

Taxes and Distributions to Shareholders — The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2014. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits or uncertain tax positions in the statements of operations. During the year ended December 31, 2014, the Portfolios did not incur any interest or penalties.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2014, open Federal tax years include the tax years ended December 31, 2011 through December 31, 2014, and open North Carolina tax years include the tax years ended December 31, 2011 through December 31, 2014. The Portfolios have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered. The Portfolios, therefore, are only available to the affiliated, publicly offered Funds making the Portfolios controlled entities under the tax rules. Due to the tax rules related to controlled entities, when a Fund redeems shares of one of the Portfolios of the UFT, the proceeds are considered a distribution or dividend for tax purposes, rather than a redemption or sale. Consequently, to the extent that the Portfolio has earnings and profits, a portion of the proceeds will be dividend income to the Fund and any remaining amount is considered a non-taxable return of capital. The Funds do not record the dividend income for book purposes, but recognizes the distribution of income to shareholders on the statement of changes.

Guarantees and Indemnifications — In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Master Netting Arrangements — UFT is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. A summary of the effects of these Master Netting Arrangements on the Statements of Assets and Liabilities as of June 30, 2015, is located in a table following each Portfolio's Schedule of Investments in these financial statements.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

3. DERIVATIVE TRANSACTIONS

The Portfolios utilized derivative instruments during the six months ended June 30, 2015. The Portfolios' use of derivatives included credit defaults swaps, interest rate swaps, total return swaps, futures, options, and currency forward contracts. The Portfolios utilize derivatives for risk management, hedging activities, risk-taking, and speculative purposes.

Long/Short Equity — The Long/Short Equity Portfolio uses options to implement its strategy of achieving returns moderately correlated to equity markets with a lower level of volatility. The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Managed Futures Strategies — As of March 26, 2014, the Managed Futures Portfolio uses total return swaps, instead of investing directly in a portfolio consisting of futures contracts, to achieve its investment objective of positive returns in rising and falling equity markets with lower levels of volatility.

Market Neutral — The Market Neutral Portfolio uses options to implement its strategy of achieving capital appreciation. The Portfolio uses purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. In addition, the Portfolio uses written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Relative Value — Long/Short Debt — The Relative Value — Long/Short Debt Portfolio uses credit default swaps, interest rate swaps, futures, options, and currency forward contracts to implement its strategy of achieving total return through current income, capital preservation, and capital appreciation. The credit default swaps are used as a more effective, and liquid, method to take risk positions, rather than investing in the cash markets. Currency forward contacts were used to hedge against any potential foreign exchange fluctuation when the Portfolio invests in foreign securities. The Portfolio used futures for hedging purposes and to maintain appropriate levels of duration and convexity in the strategies fixed income portfolios. The Portfolio uses long options to take speculative positions, while also writing options to provide an additional source of revenue to the Portfolio.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the Advisor's or Sub-Advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The following are descriptions of each type of derivative used during the period in the Portfolios:

Credit Default Swaps

A credit default swap (CDS) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS "fee" or "spread") to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Total Return Swaps

A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

Similar to CDS, total return swaps involve counterparty and liquidity risk.

Interest Rate Swaps

An interest rate swap is a financial contract between two parties, where one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act Title VII ("Dodd-Frank"), certain swap instruments are required to be centrally cleared. Currently, the Portfolios centrally clear Interest Rate Swaps and certain CDS. Through central clearing, counterparty and liquidity risk are mitigated through the use of swap execution facilities and registered swap clearinghouses.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

3. DERIVATIVE TRANSACTIONS (CONTINUED)

Futures

A futures contract is a standardized contract between two parties to buy or sell a specified asset of standardized quantity and quality for a price agreed upon today (the futures price or strike price) with delivery and payment occurring at a specified future date, the delivery date. The contracts are bought and sold on a futures exchange, which acts as an intermediary between the two parties. In many cases, the underlying asset to a futures contract may be any financial instrument (also including currency, bonds, and stocks); they can be also based on intangible assets or referenced items, such as stock indexes and interest rates.

Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk. In addition, unlike option contracts, where the buyer of the option can lose no more than the cost of the premium, both the buyer and the seller of a futures contract face potentially unlimited losses. The futures contract is a legally binding agreement to buy or sell the underlying index at the agreed price, no matter what the level of the index is at maturity of the contract.

Futures have minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse serves as the counterparty to all exchange traded futures, thereby guaranteeing the buyer or seller against default by the counterparty.

Options

Call options give the owner the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the Portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

The premiums received by the Portfolios during the six months ended June 30, 2015, were as follows:

	Long/Short Equity	Managed Futures Strategies	Market Neutral	Relative Value — Long/Short Debt
Options outstanding at December 31, 2014	$205,645	$—	$—	$189,690
Options written	1,488,078	—	4,474	2,641,267
Options closed	(585,913)	—	—	(2,135,165)
Options exercised	(114,227)	—	—	—
Options expired	(848,979)	—	(4,474)	(205,106)
Options outstanding at June 30, 2015	$144,604	$—	$—	$490,686

The number of option contracts written by the Portfolios during the six months ended June 30, 2015, were as follows:

	Long/Short Equity	Managed Futures Strategies	Market Neutral	Relative Value — Long/Short Debt
Options outstanding at December 31, 2014	4,625	—	—	1,429
Options written	28,678	—	45	31,793
Options closed	(12,941)	—	—	(27,119)
Options exercised	(783)	—	—	—
Options expired	(17,635)	—	(45)	(2,029)
Options outstanding at June 30, 2015	1,944	—	—	4,074

Further information regarding derivative activity for each Portfolio can be found in the Schedule of Investments.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

3. DERIVATIVE TRANSACTIONS (CONTINUED)

Forwards

Similar to a futures contract, a forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date. However, forward contracts are not standardized nor traded on an exchange. Therefore, forward contracts are subject to counterparty risk, or the risk that the other party to the transaction will not honor its contractual obligation.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a Portfolio due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a Portfolio. Market illiquidity or disruption could result in significant losses.

4. OWNERSHIP BY AFFILIATED PARTIES

As of June 30, 2015 the five affiliated series of the Trust had the following ownership of each of the Portfolios:

	Alpha	Long/Short Equity	Long/Short Debt	Alt. Multi- Manager	Managed Futures
Event Driven*	76.46%	0.00%	0.00%	23.54%	0.00%
Long/Short Equity	68.69%	17.14%	0.00%	14.17%	0.00%
Managed Futures Strategies	98.70%	0.00%	0.00%	0.00%	1.30%
Market Neutral	82.54%	0.00%	0.00%	17.46%	0.00%
Relative Value — Long/Short Debt	19.89%	0.00%	78.08%	2.03%	0.00%

*  The Event Driven Fund is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to the affiliated, publicly offered series of the Funds.

Investment Objectives

As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Long/Short Equity

Investment Objective

The Long/Short Equity Portfolio seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle. A market cycle is three to five years

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more Sub-Advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more Sub-Advisors, the Portfolio seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities — both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

4. OWNERSHIP BY AFFILIATED PARTIES (CONTINUED)

Long/Short Equity (continued)

broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expects to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Managed Futures Strategies

Investment Objective

The Managed Futures Strategies Portfolio seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio will allocate its assets to a "managed futures" strategy, which includes as a component, a "fixed income" sub-strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Portfolio's portfolio. The Advisor expects that the Portfolio's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary is subject to compliance policies and procedures that are the same as the Portfolio's compliance policies and procedures. The Subsidiary invests the majority of its assets in accounts, including collateral accounts for the purpose of entering into swap transactions, ("Trading Accounts") traded by third-party commodity trading advisors ("Trading Advisors"). The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio's investment objective by allocating and reallocating the Subsidiary's assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to each Trading Advisor's managed futures programs which the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio's exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. "Managed futures program" refers to a Trading Advisor's particular trading strategy or strategies which contribute to the Portfolio's overall managed futures investment strategy. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Managed Futures — Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on Portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

Managed Futures — Systematic: The Portfolio may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the Portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

4. OWNERSHIP BY AFFILIATED PARTIES (CONTINUED)

Managed Futures Strategies (continued)

technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies.

Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income: The Portfolio expects to allocate the Portfolio's assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Portfolio's managed futures portfolio. The fixed income strategy may also include investments in exchange-traded notes ("ETNs").

Market Neutral

Investment Objective

Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will primarily invest in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust ("REIT") securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt of all maturities and qualities (including bonds commonly referred to as "junk bonds"), options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies. The Advisor expects that the Portfolio's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit market inefficiencies, which involves being simultaneously invested in long and short matched portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value — Long/Short Debt

Investment Objective

Relative Value — Long/Short Debt Portfolio seeks to achieve total return through current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities. Such strategies are designed to allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as "junk bonds." The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

4. OWNERSHIP BY AFFILIATED PARTIES (CONTINUED)

Relative Value — Long/Short Debt (continued)

traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may also invest up to 100% of it's assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds ("ETFs"). The Advisor expects that the Portfolio's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Relative Value — Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income — Sovereign: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as "junk bonds."

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

5. INVESTMENT TRANSACTIONS

Costs of purchases and proceeds from sales of securities for the six months ended June 30, 2015 for the Portfolios (excluding short-term investments) are as follows:

	Long/Short Equity	Managed Futures	Market Neutral	Relative Value — Long/Short Debt
Purchases of securities	$657,449,418	$—	$48,779,835	$342,532,410	*
Sales of securities	(723,023,855)	—	(78,132,861)	(524,718,853)

*  Includes $2,735,932 of U.S. Government Securities. U.S. Government transactions are defined as those involving U.S. Treasury bills, bonds, and notes.

6. FEDERAL INCOME TAXES

The cost basis of investments for federal income tax purposes at December 31, 2014 were as follows:

	Long/Short Equity	Managed Futures	Market Neutral	Relative Value
Cost of Investments	$345,639,041	$34,838,543	$74,289,993	$733,425,677
Gross tax unrealized appreciation	36,987,107	253,565	8,046,637	15,870,803
Gross tax unrealized depreciation	(19,920,539)	(96,342)	(4,304,751)	(52,673,528)
Net tax unrealized appreciation (depreciation)	$17,066,568	$157,223	$3,741,886	$(36,802,725)

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

6. FEDERAL INCOME TAXES (CONTINUED)

The differences between book and tax basis of investments is attributable to a variety loss deferrals and other temporary differences related to the tax treatment of income from the Portfolios' investments.

At December 31, 2014, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Long/Short Equity	Managed Futures	Market Neutral	Relative Value — Long/Short Debt
Net tax unrealized appreciation (depreciation) on investments	$17,066,568	$157,223	$3,741,886	$(36,802,725)
Capital loss carryover	—	(1,702)	(424,136)	(36,860,159)
Other accumulated earnings/(losses)	(1,732,779)	7,636,333	(3,507,560)	(991,458)
Total accumulated earnings/(losses)	$15,333,789	$7,791,854	$(189,810)	$(74,654,342)

The Portfolios hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2014.

As of December 31, 2014, the Portfolios had accumulated capital loss carryovers of:

	Long/Short Equity	Long/Short Equity	Managed Futures
Capital loss carryover	$—	$—	$1,702[3]
Expiration date	N/A	N/A	Unlimited

	Market Neutral	Market Neutral	Relative Value — Long/Short Debt	Relative Value — Long/Short Debt	Relative Value — Long/Short Debt
Capital loss carryover	$138,609[3]	$285,527[3]	$3,364,912[1,3]	$2,583,689[2,3]	$12,809,960[3]
Expiration date	12/31/2018	Unlimited	12/31/2015	12/31/2016	12/31/2017

	Relative Value — Long/Short Debt	Relative Value — Long/Short Debt
Capital loss carryover	12,770,832[3]	5,330,766[4]
Expiration date	12/31/2018	Unlimited

There were no capital loss carryovers utilized for any Portfolios during the year.

1  The entire amount of $3,364,912 is related to the Merger of Underlying Funds Trust — Arbitrage -1 Portfolio.

2  The entire amount of $2,583,689 is related to the Merger of Underlying Funds Trust — Arbitrage -1 Portfolio.

3  Capital loss carryover is considered short-term.

4  Capital loss carryover is considered $3,976,444 short-term and $1,354,322 long-term.

At December 31, 2014, the following Portfolios deferred, on a tax basis, losses of:

	Post October	Late Year Ordinary Loss
Long/Short Equity	$297,061	$145,118
Managed Futures	—	—
Market Neutral	1,947,076	—
Relative Value — Long/Short Debt	4,751,784	—

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

6. FEDERAL INCOME TAXES (CONTINUED)

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2013 were as follows:

	Long/Short Equity	Managed Futures	Market Neutral	Relative Value — Long/Short Debt
Distributions paid from:
Ordinary income	$—	$—	$—	$—
Long term capital gain	—	—	—	—
Total distributions paid	—	—	—	—
Redemptions characterized as distributions for tax purposes:
Return of capital*	76,742,928	22,606,356	47,542,382	107,094,893
Ordinary income distributions from redemptions*	—	3,235,711	—	5,826,118
Total redemptions characterized as distributions for tax purposes	$76,742,928	$25,842,067	$47,542,382	$112,921,011

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2014 were as follows:

	Long/Short Equity	Managed Futures	Market Neutral	Relative Value — Long/Short Debt
Distributions paid from:
Ordinary income	$—	$—	$—	$—
Long term capital gain	—	—	—	—
Total distributions paid	—	—	—	—
Redemptions characterized as distributions for tax purposes:
Return of capital*	116,849,258	31,839,023	43,843,015	270,084,237
Long term capital gain distributions from redemptions	22,589,346	—	—	—
Taxable overdistributions	—	—	—	—
Ordinary income distributions from redemptions*	—	—	—	27,978,229
Total redemptions characterized as distributions for tax purposes	$139,438,604	$31,839,023	$43,843,015	$298,062,466

*  Certain redemptions were deemed as distributions for income tax purposes due to Alpha, Long/Short Debt, Long/Short Equity, Alt. Multi-Manager and Managed Futures' ownership of the respective UFT's.

For the year ended December 31, 2014, the following adjustments were made on the Statement of Assets and Liabilities for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Long/Short Equity	$7,374,187	$(22,155,144)	$14,780,957
Managed Futures	1,287,776	2,578,148	(3,865,924)
Market Neutral	2,490,317	(412,311)	(2,078,006)
Relative Value — Long/Short Debt	(28,127,060)	148,831	27,978,229

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

7. RELATED PARTY TRANSACTIONS AND OTHER

Investment Advisor — Pursuant to the Investment Advisory Agreement (the "Advisory Agreement"), the Portfolios pay the Advisor monthly an annual advisory fee of 1.75% of the Portfolios' average daily net assets. The Advisor has also entered into an Operating Services Agreement (the "Services Agreement") with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.25% of the Portfolios' average daily net assets.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Distribution — Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the "Distributor") for the Funds. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

UFT Maximum Fund Fees and Expenses — The maximum, aggregate fee of the Advisory and Operating Services Agreement is capped at 2.00% of the average net assets of each Portfolios daily average net assets, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds' and the Portfolios' borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers — US Bancorp Fund Services, LLC (the "Administrator") provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers — The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds and Portfolios. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

8. CAPITAL SHARE TRANSACTIONS

Transactions in shares of each Portfolio were as follows:

	Long/Short Equity	Managed Futures Strategies	Market Neutral	Relative Value — Long/Short Debt
Shares outstanding, January 1, 2014	42,312,000	6,140,827	11,149,183	56,473,518
Shares sold	20,521,864	1,337,143	5,325,919	42,442,382
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(17,668,174)	(3,156,276)	(5,414,283)	(31,135,713)
Shares outstanding, December 31, 2014	45,165,690	4,321,694	11,061,183	67,780,187
Shares sold	20,521,863	2,773,014	2,938,823	1,733,188
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(17,668,173)	(1,771,895)	(6,887,774)	(23,491,295)
Shares outstanding, June 30, 2015	48,019,380	5,322,813	7,112,232	46,022,080

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-07 "Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)". The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund's financial statements and related disclosures.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

At a meeting of the Board held on August 26, 2015, the Board ratified the closing and liquidation of the Market Neutral Portfolio. The Market Neutral Portfolio liquidated its assets on July 29, 2015.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

UNDERLYING FUNDS TRUST

FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended December 31,
Long/Short Equity	June 30, 2015 (Unaudited)		2014	2013	2012	2011	2010
Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.07		$7.78	$6.82	$6.81	$6.34	$6.55
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.10)		(0.15)	(0.15)	(0.14)	(0.15)	(0.17)
Net realized and unrealized gain (loss) on investments	0.46		0.44	1.11	0.15	0.62	(0.04)
Total Gain (loss) from Investment Operations	0.36		0.29	0.96	0.01	0.47	(0.21)
Less Dividends and Distributions:
Net investment income	—		—	—	—	—	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$8.43		$8.07	$7.78	$6.82	$6.81	$6.34
Total Return	4.43	%(4)	3.77%	14.07%	0.09%	7.41%	(3.21)%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$287,459		$364,451	$329,033	$213,837	$231,324	$89,387
Ratio of expenses including dividends on short positions and interest expense to average net assets(3):	3.16	%(5)	2.99%	2.92%	3.01%	2.88%	3.65%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	2.00	%(5)	2.00%	2.00%	2.00%	2.24%	3.00%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.40	)%(5)	(1.88)%	(2.10)%	(2.04)%	(2.30)%	(2.72)%
Ratio of dividends on short positions and interest expense to average net assets:	1.16	%(5)	0.99%	0.92%	1.01%	0.64%	0.65%
Portfolio turnover rate	262	%(4)	486%	401%	274%	293%	427%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  The ratio shown here reflects the expenses of the Portfolio net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

UNDERLYING FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Six Months Ended		Year Ended December 31,				Period from September 28, 2011 through
Managed Futures Strategies	June 30, 2015 (Unaudited)		2014		2013	2012	December 31, 2011(1)
Per Share Data:(2)
Net Asset Value, Beginning of Period	$10.26		$10.67		$9.95	$9.73	$10.00
Gain (loss) from Investment Operations:
Net investment income (loss)(3)	(0.12)		(0.23)		(0.21)	(0.20)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.36)		(0.18	)(4)	0.93	0.42	(0.22)
Total Gain (loss) from Investment Operations	(0.48)		(0.41)		0.72	0.22	(0.27)
Less Dividends and Distributions:
Net investment income	—		—		—	—	—
Net realized gains	—		—		—	—	—
Total Dividends and Distributions	—		—		—	—	—
Net Asset Value, End of Period	$9.78		$10.26		$10.67	$9.95	$9.73
Total Return	(4.65	)%(5)	(3.83)%		7.24%	2.26%	(2.70	)%(5)
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$52,062		$44,331		$65,499	$70,175	$39,993
Ratio of expenses including dividends on short positions and interest expense to average net assets(6):	2.47	%(7)	2.29%		2.15%	2.06%	2.06	%(7)
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(6):	2.00	%(7)	2.00%		2.00%	2.00%	2.00	%(7)
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.41	)%(7)	(2.26)%		(2.11)%	(2.00)%	(1.95	)%(7)
Ratio of dividends on short positions and interest expense to average net assets:	0.47	%(7)	0.29%		0.15%	0.06%	0.06	%(7)
Portfolio turnover rate	0	%(5)	0%		0%	0%	0	%(5)

(1)  Commencement of operations for Managed Futures Strategies was September 28, 2011.

(2)  Information presented relates to a share of capital stock outstanding for the entire period.

(3)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(4)  Realized and unrealized losses per share is a balancing amount necessary to reconcile to the change in net asset value per share, and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(5)  Not Annualized.

(6)  The ratio shown here reflects the expenses of the Portfolio net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.

(7)  Annualized.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

UNDERLYING FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Six Months Ended		Year Ended December 31,
Market Neutral	June 30, 2015 (Unaudited)		2014	2013	2012	2011	2010
Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.00		$8.33	$8.52	$8.20	$8.40	$8.57
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.08)		(0.18)	(0.20)	(0.20)	(0.23)	(0.26)
Net realized and unrealized gain (loss) on investments	0.24		(0.15)	0.01	0.52	0.03	0.09
Total Gain (loss) from Investment Operations	0.16		(0.33)	(0.19)	0.32	(0.20)	(0.17)
Less Dividends and Distributions:
Net investment income	—		—	—	—	—	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$8.16		$8.00	$8.33	$8.52	$8.20	$8.40
Total Return	1.91	%(4)	(3.90)%	(2.22)%	3.89%	(2.38)%	(1.98)%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$58,010		$88,524	$92,852	$93,621	$63,060	$66,821
Ratio of expenses including dividends on short positions and interest expense to average net assets(3):	2.93	%(5)	2.74%	2.73%	3.43%	3.55%	4.69%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	2.00	%(5)	2.00%	2.00%	2.00%	2.33%	3.00%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.10	)%(5)	(2.24)%	(2.45)%	(2.42)%	(2.80)%	(3.08)%
Ratio of dividends on short positions and interest expense to average net assets:	0.93	%(5)	0.74%	0.73%	1.43%	1.22%	1.69%
Portfolio turnover rate	90	%(4)	165%	212%	122%	174%	228%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  The ratio shown here reflects the expenses of the Portfolio net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of these financial statements.

UNDERLYING FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited) (continued)

UNDERLYING FUNDS TRUST (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Six Months Ended		Year Ended December 31,
Relative Value — Long/Short Debt	June 30, 2015 (Unaudited)		2014	2013	2012	2011	2010
Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.42		$9.63	$9.05	$8.50	$8.50	$7.47
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	0.21		0.34	0.29	0.30	0.30	0.24
Net realized and unrealized gain (loss) on investments	(0.14)		(0.55)	0.29	0.25	(0.30)	0.79
Total Gain (loss) from Investment Operations	0.07		(0.21)	0.58	0.55	—	1.03
Less Dividends and Distributions:
Net investment income	—		—	—	—	—	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$9.49		$9.42	$9.63	$9.05	$8.50	$8.50
Total Return	0.79	%(4)	(2.12)%	6.39%	6.43%	0.00%	13.79%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$436,928		$638,531	$543,609	$180,844	$154,396	$73,797
Ratio of expenses including dividends on short positions and interest expense to average net assets(3):	2.66	%(5)	2.46%	2.35%	2.55%	2.60%	3.46%
Ratio of expenses excluding dividends on short positions and interest expense to average net assets(3):	2.00	%(5)	2.00%	2.00%	2.00%	2.25%	3.00%
Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	4.36	%(5)	3.53%	3.09%	3.39%	3.54%	3.04%
Ratio of dividends on short positions and interest expense to average net assets:	0.66	%(4)	0.46%	0.35%	0.55%	0.35%	0.46%
Portfolio turnover rate	72	%(4)	167%	186%	249%	107%	116%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  The ratio shown here reflects the expenses of the Portfolio net of any adjustments to the Investment Advisory Fees. See Note 7 of the Notes to Financial Statements.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of these financial statements.

HATTERAS UNDERLYING FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2015 (Unaudited)

The following Expense Example is presented for Long/Short Equity, Managed Futures Strategies, Market Neutral and Relative Value — Long/Short Debt (each, a "Portfolio" and together, "Portfolios"), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio. Actual expenses of the Portfolios are expected to vary among each Portfolio. The Example below includes, but is not limited to, investment advisory fees and operating services fees. However, the Example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LONG/SHORT EQUITY

Based on Actual Total Return1

	Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Actual	4.43%	$1,000.00	$1,044.30	3.16%	$16.02
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,009.12	3.16%	15.74

MANAGED FUTURES STRATEGIES

Based on Actual Total Return1

	Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Actual	-4.65%	$1,000.00	$953.50	2.47%	$11.96
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,012.55	2.47%	12.33

MARKET NEUTRAL

Based on Actual Total Return1

	Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Actual	1.91%	$1,000.00	$1,019.10	2.93%	$14.67
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,010.26	2.93%	14.60

HATTERAS UNDERLYING FUNDS TRUST

EXPENSE EXAMPLE

June 30, 2015 (Unaudited) (continued)

RELATIVE VALUE

Based on Actual Total Return1

	Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Actual	0.79%	$1,000.00	$1,007.90	2.66%	$13.24
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,011.60	2.66%	13.27

1  For the six-months ended June 30, 2015.

2  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

3  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISOR

Hatteras Funds, LLC
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

DISTRIBUTOR

Hatteras Capital Distributors, LLC
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL

Drinker, Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

TOLL FREE TELEPHONE NUMBER:

1-877-569-2382

The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without  charge upon request by calling 1-877-569-2382

The Funds' Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds' website, www.hatterasfunds.com, or on the SEC's website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2015, is available without charge upon request by calling 1-877-569-2382; or on the SEC's website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the "SEC") no more than sixty days after the Trust's first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust's portfolio holdings as of the end of those fiscal quarters. The Trust's N-Q filings can be found free of charge on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

This report must be accompanied or preceded by the Funds' current prospectus.

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433
6601 SIX FORKS ROAD / SUITE 340 / RALEIGH, NC 27615-6520

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s Chief Executive Officer and Chief Financial Officer/Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Underlying Funds Trust

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date	September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date	September 3, 2015

By (Signature and Title)	/s/ Lance Baker
Lance Baker, Chief Financial Officer and Treasurer

Date	September 3, 2015